UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03015

Ohio National Fund, Inc.

(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, Ohio	45242
(Address of principal executive offices)	(Zip Code)

CT Corporation 300 E. Lombard St., Suite 1400 Baltimore, MD 21202
(Name and address of agent for service)

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedules of Investments.

Ohio National Fund, Inc.	Equity Portfolio

Schedule of Investments	September 30, 2017 (Unaudited)

Common Stocks – 98.5%			Shares	Value
CONSUMER DISCRETIONARY – 13.8%
Adient PLC (Auto Components)			141,652	$11,897,352
AutoZone, Inc. (Specialty Retail)	(a	)	21,430	12,753,207
CBS Corp. Class B (Media)			104,721	6,073,818
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)			258,416	6,367,370
Lowe’s Cos., Inc. (Specialty Retail)			135,500	10,831,870
O’Reilly Automotive, Inc. (Specialty Retail)	(a	)	31,115	6,701,238
PulteGroup, Inc. (Household Durables)			411,787	11,254,139
ServiceMaster Global Holdings, Inc. (Diversified Consumer Svs.)	(a	)	136,432	6,375,467
Signet Jewelers Ltd. (Specialty Retail)			96,882	6,447,497

				78,701,958

CONSUMER STAPLES – 2.7%
Molson Coors Brewing Co. Class B (Beverages)			65,030	5,309,049
Mondelez International, Inc. Class A (Food Products)			239,676	9,745,226

				15,054,275

ENERGY – 10.2%
Apache Corp. (Oil, Gas & Consumable Fuels)			217,161	9,945,974
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)			250,910	6,711,842
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	(a	)	422,270	7,153,254
Devon Energy Corp. (Oil, Gas & Consumable Fuels)			216,760	7,957,260
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)			405,500	7,777,490
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)			78,857	11,634,562
Plains GP Holdings LP Class A (Oil, Gas & Consumable Fuels)			311,150	6,804,850

				57,985,232

FINANCIALS – 19.3%
Brighthouse Financial, Inc. (Insurance)	(a	)	74,709	4,542,307
Citigroup, Inc. (Banks)			285,912	20,797,239
Hartford Financial Services Group, Inc. / The (Insurance)			166,960	9,254,593
Intercontinental Exchange, Inc. (Capital Markets)			189,812	13,040,084
MetLife, Inc. (Insurance)			292,925	15,217,454
Synchrony Financial (Consumer Finance)			649,690	20,172,874
Voya Financial, Inc. (Diversified Financial Svs.)			172,859	6,895,346
Wells Fargo & Co. (Banks)			363,220	20,031,583

				109,951,480

HEALTH CARE – 14.2%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a	)	104,231	14,622,567
Allergan PLC (Pharmaceuticals)			83,470	17,107,177
Biogen, Inc. (Biotechnology)	(a	)	36,270	11,356,862

Common Stocks (Continued)			Shares	Value
HEALTH CARE (continued)
Bristol-Myers Squibb Co. (Pharmaceuticals)			164,680	$10,496,703
Celgene Corp. (Biotechnology)	(a	)	115,860	16,894,705
Mylan N.V. (Pharmaceuticals)	(a	)	337,359	10,582,952

				81,060,966

INDUSTRIALS – 10.8%
AECOM (Construction & Engineering)	(a	)	123,540	4,547,508
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)			129,380	9,845,818
Delta Air Lines, Inc. (Airlines)			233,024	11,236,417
Fluor Corp. (Construction & Engineering)			147,131	6,194,215
Johnson Controls International PLC (Building Products)			256,620	10,339,220
Stericycle, Inc. (Commercial Svs. & Supplies)	(a	)	140,810	10,084,812
TransDigm Group, Inc. (Aerospace & Defense)			35,220	9,003,993

				61,251,983

INFORMATION TECHNOLOGY – 16.8%
Alphabet, Inc. Class C (Internet Software & Svs.)	(a	)	28,184	27,031,556
Cisco Systems, Inc. (Communications Equip.)			417,836	14,051,825
Microsoft Corp. (Software)			288,220	21,469,508
Oracle Corp. (Software)			451,559	21,832,878
QUALCOMM, Inc. (Semiconductors & Equip.)			219,210	11,363,846

				95,749,613

MATERIALS – 1.8%
Royal Gold, Inc. (Metals & Mining)			119,763	10,304,409

REAL ESTATE – 4.7%
American Homes 4 Rent Class A (Equity REIT)			402,931	8,747,632
Realogy Holdings Corp. (Real Estate Mgmt. & Development)			546,890	18,020,025

				26,767,657

UTILITIES – 4.2%
AES Corp. (Ind. Power & Renewable Elec.)			864,115	9,522,547
Exelon Corp. (Electric Utilities)			375,870	14,159,023

				23,681,570

Total Common Stocks (Cost $499,296,545)				$560,509,143

Money Market Funds – 2.3%			Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class			13,136,854	$13,136,854

Total Money Market Funds (Cost $13,137,213)				$13,136,854

Total Investments – 100.8% (Cost $512,433,758)	(b	)		$573,645,997
Liabilities in Excess of Other Assets – (0.8)%				(4,547,296)

Net Assets – 100.0%				$569,098,701

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bond Portfolio

Schedule of Investments	September 30, 2017 (Unaudited)

Corporate Bonds – 95.7%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY – 9.9%
21st Century Fox America, Inc. (Media)		4.500%	02/15/2021	$1,250,000	$1,337,465
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	3.875%	08/22/2037	900,000	909,382
Coach, Inc. (Textiles, Apparel & Luxury Goods)		4.125%	07/15/2027	1,800,000	1,808,748
Comcast Corp. (Media)		4.250%	01/15/2033	750,000	806,152
Discovery Communications LLC (Media)		4.375%	06/15/2021	1,000,000	1,055,811
Discovery Communications LLC (Media)		3.300%	05/15/2022	275,000	277,150
Discovery Communications LLC (Media)		3.950%	03/20/2028	900,000	897,522
Expedia, Inc. (Internet & Direct Marketing Retail)		5.000%	02/15/2026	1,000,000	1,087,123
General Motors Co. (Automobiles)		5.000%	04/01/2035	900,000	918,124
Kohl’s Corp. (Multiline Retail)		4.000%	11/01/2021	925,000	957,151
Magna International, Inc. (Auto Components)		3.625%	06/15/2024	1,000,000	1,032,092
Newell Brands, Inc. (Household Durables)		3.150%	04/01/2021	900,000	920,539
Priceline Group, Inc. / The (Internet & Direct Marketing Retail)		3.550%	03/15/2028	1,800,000	1,800,528
Time Warner Cable LLC (Media)		6.550%	05/01/2037	850,000	997,940
Viacom, Inc. (Media)		3.450%	10/04/2026	900,000	864,499
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)		4.150%	04/01/2024	900,000	912,198

					16,582,424

CONSUMER STAPLES – 4.6%
Anheuser-Busch InBev Finance, Inc. (Beverages)		4.700%	02/01/2036	900,000	996,248
Anheuser-Busch InBev Finance, Inc. (Beverages)		4.900%	02/01/2046	1,000,000	1,138,085
Costco Wholesale Corp. (Food & Staples Retailing)		3.000%	05/18/2027	900,000	901,449
Imperial Brands Finance PLC (Tobacco)	(a)	3.750%	07/21/2022	1,400,000	1,455,254
Mead Johnson Nutrition Co. (Food Products)		3.000%	11/15/2020	900,000	924,437
Philip Morris International, Inc. (Tobacco)		4.125%	05/17/2021	1,250,000	1,325,408
Suntory Holdings Ltd. (Beverages)	(a)	2.550%	06/28/2022	900,000	897,360

					7,638,241

ENERGY – 14.4%
BP Capital Markets PLC (Oil, Gas & Consumable Fuels)		3.017%	01/16/2027	900,000	885,429
Buckeye Partners LP (Oil, Gas & Consumable Fuels)		4.875%	02/01/2021	1,000,000	1,061,324
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)		4.950%	06/01/2047	900,000	943,117
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.895%	03/03/2024	900,000	911,175
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)		4.500%	06/01/2025	900,000	961,167
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		4.114%	03/01/2046	900,000	971,846
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	900,000	975,260
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		4.150%	03/01/2022	1,000,000	1,046,155
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.300%	12/01/2034	1,000,000	1,043,602
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		3.850%	06/01/2025	850,000	843,777
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.750%	09/15/2044	1,000,000	994,266
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		4.700%	12/01/2022	1,400,000	1,407,000
Noble Holding International Ltd. (Energy Equip. & Svs.)		5.750%	03/16/2018	900,000	906,750
Noble Holding International Ltd. (Energy Equip. & Svs.)		7.700%	04/01/2025	1,000,000	855,000
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.000%	06/15/2035	1,000,000	1,111,379
Phillips 66 (Oil, Gas & Consumable Fuels)	(a)(b)	QL + 75	04/15/2020	900,000	901,294
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		2.850%	01/31/2023	500,000	480,403
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		4.650%	10/15/2025	900,000	926,516
Shell International Finance BV (Oil, Gas & Consumable Fuels)		4.000%	05/10/2046	900,000	909,680
Spectra Energy Capital LLC (Oil, Gas & Consumable Fuels)		3.300%	03/15/2023	1,425,000	1,430,012
TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)		2.500%	08/01/2022	1,425,000	1,424,412
Transocean, Inc. (Energy Equip. & Svs.)	(a)	9.000%	07/15/2023	1,000,000	1,077,500
Williams Partners LP (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	1,000,000	998,121
Williams Partners LP (Oil, Gas & Consumable Fuels)		5.400%	03/04/2044	1,000,000	1,077,837

					24,143,022

FINANCIALS – 24.3%
Aflac, Inc. (Insurance)		3.625%	06/15/2023	1,425,000	1,501,530
American International Group, Inc. (Insurance)		3.875%	01/15/2035	1,400,000	1,370,313
Bank of America Corp. (Banks)		3.875%	08/01/2025	850,000	890,066
Bank of America Corp. (Banks)	(b)	4.244%	04/24/2038	1,000,000	1,057,269
Bank of New York Mellon Corp. / The (Capital Markets)		3.300%	08/23/2029	1,800,000	1,788,100
Berkshire Hathaway, Inc. (Diversified Financial Svs.)		3.125%	03/15/2026	900,000	909,858
Branch Banking & Trust Co. (Banks)		3.625%	09/16/2025	1,180,000	1,226,949
Capital One Financial Corp. (Consumer Finance)		2.450%	04/24/2019	925,000	930,582
Citigroup, Inc. (Banks)		4.400%	06/10/2025	900,000	949,348
Citigroup, Inc. (Banks)		3.700%	01/12/2026	1,000,000	1,024,878
Deutsche Bank AG (Capital Markets)		2.700%	07/13/2020	1,800,000	1,806,971
E*TRADE Financial Corp. (Capital Markets)		2.950%	08/24/2022	1,800,000	1,803,452
Fifth Third Bancorp (Banks)		4.500%	06/01/2018	1,750,000	1,782,135
Ford Motor Credit Co. LLC (Consumer Finance)		3.157%	08/04/2020	1,400,000	1,428,016
General Motors Financial Co., Inc. (Consumer Finance)		3.200%	07/06/2021	900,000	915,607
General Motors Financial Co., Inc. (Consumer Finance)		4.350%	01/17/2027	1,000,000	1,027,188
Goldman Sachs Group, Inc. / The (Capital Markets)		3.750%	05/22/2025	1,400,000	1,438,895
Intercontinental Exchange, Inc. (Capital Markets)		2.750%	12/01/2020	900,000	917,094
Intercontinental Exchange, Inc. (Capital Markets)		3.750%	12/01/2025	1,000,000	1,043,618
Jefferies Group LLC (Diversified Financial Svs.)		4.850%	01/15/2027	1,800,000	1,888,588
JPMorgan Chase & Co. (Banks)		3.625%	12/01/2027	1,800,000	1,803,407
Marsh & McLennan Cos., Inc. (Insurance)		3.500%	06/03/2024	1,400,000	1,451,265

2	(continued)

Ohio National Fund, Inc.	Bond Portfolio (Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
FINANCIALS (continued)
Morgan Stanley (Capital Markets)		3.750%	02/25/2023	$1,250,000	$1,304,818
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	1,000,000	1,018,431
Nasdaq, Inc. (Capital Markets)		3.850%	06/30/2026	900,000	925,609
Northern Trust Corp. (Capital Markets)		3.450%	11/04/2020	1,000,000	1,040,707
Progressive Corp. / The (Insurance)		2.450%	01/15/2027	900,000	855,474
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	900,000	935,651
Teachers Insurance & Annuity Association of America (Insurance)	(a)	4.270%	05/15/2047	1,800,000	1,859,160
Wells Fargo & Co. (Banks)		3.000%	04/22/2026	900,000	883,665
Wells Fargo & Co. (Banks)		4.650%	11/04/2044	1,000,000	1,069,331
Westpac Banking Corp. (Banks)	(b)	4.322%	11/23/2031	1,800,000	1,848,589

					40,696,564

HEALTH CARE – 5.4%
AbbVie, Inc. (Biotechnology)		2.900%	11/06/2022	1,425,000	1,444,790
Amgen, Inc. (Biotechnology)		4.100%	06/15/2021	1,000,000	1,060,011
Baxalta, Inc. (Biotechnology)		4.000%	06/23/2025	1,400,000	1,468,112
Celgene Corp. (Biotechnology)		3.875%	08/15/2025	1,350,000	1,423,903
Pfizer, Inc. (Pharmaceuticals)		3.000%	12/15/2026	900,000	910,932
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.700%	04/01/2019	1,000,000	1,010,788
Teva Pharmaceutical Finance Netherlands III BV (Pharmaceuticals)		1.700%	07/19/2019	1,800,000	1,773,788

					9,092,324

INDUSTRIALS – 6.8%
Aircastle Ltd. (Trading Companies & Distributors)		4.125%	05/01/2024	1,000,000	1,035,000
BAE Systems Holdings, Inc. (Aerospace & Defense)	(a)	6.375%	06/01/2019	750,000	801,987
Burlington Northern Santa Fe LLC (Road & Rail)		4.550%	09/01/2044	900,000	997,606
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	1,425,000	1,599,545
Illinois Tool Works, Inc. (Machinery)		3.375%	09/15/2021	500,000	520,297
Lockheed Martin Corp. (Aerospace & Defense)		3.350%	09/15/2021	1,000,000	1,039,536
Lockheed Martin Corp. (Aerospace & Defense)		3.600%	03/01/2035	1,000,000	985,213
Norfolk Southern Corp. (Road & Rail)		3.000%	04/01/2022	600,000	613,158
Parker-Hannifin Corp. (Machinery)		4.200%	11/21/2034	1,400,000	1,475,880
Raytheon Co. (Aerospace & Defense)		4.400%	02/15/2020	1,250,000	1,320,965
Union Pacific Corp. (Road & Rail)		3.250%	08/15/2025	1,000,000	1,028,366

					11,417,553

INFORMATION TECHNOLOGY – 6.5%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.500%	02/09/2025	1,000,000	988,057
Apple, Inc. (Tech. Hardware, Storage & Periph.)		3.350%	02/09/2027	900,000	926,222
Dell International LLC / EMC Corp. (Computers & Peripherals)	(a)	5.450%	06/15/2023	900,000	987,091
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		4.900%	10/15/2025	850,000	898,876
Intel Corp. (Semiconductors & Equip.)		4.000%	12/15/2032	1,500,000	1,643,044
KLA-Tencor Corp. (Semiconductors & Equip.)		3.375%	11/01/2019	900,000	922,523
Microsoft Corp. (Software)		4.100%	02/06/2037	900,000	982,206
Microsoft Corp. (Software)		4.450%	11/03/2045	900,000	1,012,978
Oracle Corp. (Software)		4.300%	07/08/2034	1,500,000	1,645,570
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)	(a)	4.875%	03/01/2024	900,000	886,679

					10,893,246

MATERIALS – 3.7%
Airgas, Inc. (Chemicals)		3.050%	08/01/2020	900,000	920,388
Anglo American Capital PLC (Metals & Mining)	(a)	3.750%	04/10/2022	1,000,000	1,025,600
Anglo American Capital PLC (Metals & Mining)	(a)	4.000%	09/11/2027	900,000	889,109
CF Industries, Inc. (Chemicals)	(a)	3.400%	12/01/2021	900,000	917,251
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	1,400,000	1,445,277
FMC Corp. (Chemicals)		3.950%	02/01/2022	1,000,000	1,027,443

					6,225,068

REAL ESTATE – 8.1%
Alexandria Real Estate Equities, Inc. (Equity REIT)		3.950%	01/15/2028	900,000	916,230
Boston Properties LP (Equity REIT)		3.125%	09/01/2023	925,000	942,689
Camden Property Trust (Equity REIT)		4.250%	01/15/2024	900,000	952,347
Crown Castle International Corp. (Equity REIT)		4.000%	03/01/2027	1,800,000	1,839,861
Federal Realty Investment Trust (Equity REIT)		3.000%	08/01/2022	1,425,000	1,450,494
HCP, Inc. (Equity REIT)		4.000%	06/01/2025	1,500,000	1,546,703
Healthcare Realty Trust, Inc. (Equity REIT)		3.875%	05/01/2025	1,400,000	1,410,896
Hospitality Properties Trust (Equity REIT)		4.250%	02/15/2021	1,000,000	1,041,535
Public Storage (Equity REIT)		3.094%	09/15/2027	900,000	896,775
Simon Property Group LP (Equity REIT)		3.750%	02/01/2024	1,475,000	1,541,662
Welltower, Inc. (Equity REIT)		4.250%	04/01/2026	1,000,000	1,056,741

					13,595,933

TELECOMMUNICATION SERVICES – 3.1%
AT&T, Inc. (Diversified Telecom. Svs.)		3.400%	05/15/2025	900,000	885,600
AT&T, Inc. (Diversified Telecom. Svs.)		3.900%	08/14/2027	900,000	901,016
AT&T, Inc. (Diversified Telecom. Svs.)		4.900%	08/14/2037	1,000,000	1,011,785
Rogers Communications, Inc. (Wireless Telecom. Svs.)		3.000%	03/15/2023	700,000	705,083

3	(continued)

Ohio National Fund, Inc.	Bond Portfolio (Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
TELECOMMUNICATION SERVICES (continued)
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.600%	04/01/2021	$1,250,000	$1,349,291
Verizon Communications, Inc. (Diversified Telecom. Svs.)		3.850%	11/01/2042	425,000	375,470

					5,228,245

UTILITIES – 8.9%
AEP Transmission Co. LLC (Electric Utilities)		4.000%	12/01/2046	900,000	926,773
American Water Capital Corp. (Water Utilities)		4.300%	12/01/2042	1,400,000	1,509,488
Appalachian Power Co. (Electric Utilities)		4.600%	03/30/2021	1,000,000	1,073,186
Avista Corp. (Multi-Utilities)		5.950%	06/01/2018	1,000,000	1,027,857
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	900,000	969,997
DTE Electric Co. (Electric Utilities)		3.375%	03/01/2025	1,000,000	1,028,389
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	900,000	866,425
Duke Energy Florida LLC (Electric Utilities)		4.550%	04/01/2020	500,000	529,604
ITC Holdings Corp. (Electric Utilities)		3.650%	06/15/2024	500,000	514,290
LG&E & KU Energy LLC (Electric Utilities)		4.375%	10/01/2021	1,000,000	1,060,880
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		1.649%	09/01/2018	900,000	899,582
South Carolina Electric & Gas Co. (Electric Utilities)		4.350%	02/01/2042	1,000,000	1,034,410
Southern Co. Gas Capital Corp. (Gas Utilities)		5.250%	08/15/2019	1,000,000	1,056,898
Southwest Gas Corp. (Gas Utilities)		3.875%	04/01/2022	1,250,000	1,291,583
Xcel Energy, Inc. (Electric Utilities)		4.700%	05/15/2020	1,000,000	1,056,520

					14,845,882

Total Corporate Bonds (Cost $155,072,448)					$160,358,502

U.S. Treasury Obligations – 2.1%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		1.625%	03/15/2020	$3,500,000	$3,504,922

Total U.S. Treasury Obligations (Cost $3,510,209)					$3,504,922

Asset-Backed / Mortgage-Backed Securities – 0.8%		Rate	Maturity	Face Amount	Value
INDUSTRIALS – 0.8%
American Airlines 2015-1 Class B Pass Through Trust (Airlines)		3.700%	05/01/2023	$1,262,529	$1,265,685

Total Asset-Backed / Mortgage-Backed Securities (Cost $1,261,102)					$1,265,685

Money Market Funds – 0.4%				Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class				757,461	$757,461

Total Money Market Funds (Cost $757,526)					$757,461

Total Investments – 99.0% (Cost $160,601,285)	(c)				$165,886,570
Other Assets in Excess of Liabilities – 1.0%					1,592,178

Net Assets – 100.0%					$167,478,748

Percentages are stated as a percent of net assets.

Abbreviations:

QL: Quarterly U.S. LIBOR Rate, 1.334% on 9/30/2017

Footnotes:

(a)

Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2017, the value of these securities totaled $12,607,667, or 7.5% of the Portfolio’s net assets. Unless also noted as illiquid, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(b)

Security is a variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated are those in effect at September 30, 2017.

(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Omni Portfolio

Schedule of Investments	September 30, 2017 (Unaudited)

Common Stocks – 77.9%			Shares	Value
CONSUMER DISCRETIONARY – 10.1%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a	)	1,392	$1,338,199
Coach, Inc. (Textiles, Apparel & Luxury Goods)			23,639	952,179
D.R. Horton, Inc. (Household Durables)			23,140	923,980
McDonald’s Corp. (Hotels, Restaurants & Leisure)			6,267	981,913
MGM Resorts International (Hotels, Restaurants & Leisure)			30,152	982,654
PulteGroup, Inc. (Household Durables)			13,793	376,963
PVH Corp. (Textiles, Apparel & Luxury Goods)			7,800	983,268

				6,539,156

CONSUMER STAPLES – 1.0%
Philip Morris International, Inc. (Tobacco)			5,834	647,632

FINANCIALS – 12.5%
Bank of America Corp. (Banks)			51,211	1,297,687
Citigroup, Inc. (Banks)			18,958	1,379,005
Goldman Sachs Group, Inc. / The (Capital Markets)			5,309	1,259,242
Hartford Financial Services Group, Inc. / The (Insurance)			18,371	1,018,304
JPMorgan Chase & Co. (Banks)			13,780	1,316,128
KeyCorp (Banks)			51,500	969,230
Morgan Stanley (Capital Markets)			17,436	839,892

				8,079,488

HEALTH CARE – 10.2%
Aerie Pharmaceuticals, Inc. (Pharmaceuticals)	(a	)	18,691	908,383
AstraZeneca PLC – ADR (Pharmaceuticals)			27,070	917,132
Becton Dickinson and Co. (Health Care Equip. & Supplies)			3,783	741,279
Celgene Corp. (Biotechnology)	(a	)	1,742	254,018
Cerner Corp. (Health Care Technology)	(a	)	12,656	902,626
Medtronic PLC (Health Care Equip. & Supplies)			12,813	996,467
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)			5,147	973,812
UnitedHealth Group, Inc. (Health Care Providers & Svs.)			4,403	862,327

				6,556,044

INDUSTRIALS – 14.4%
AECOM (Construction & Engineering)	(a	)	30,695	1,129,883
Boeing Co. / The (Aerospace & Defense)			3,978	1,011,247
FedEx Corp. (Air Freight & Logistics)			5,769	1,301,371
Kansas City Southern (Road & Rail)			9,420	1,023,766
Lockheed Martin Corp. (Aerospace & Defense)			2,092	649,127
Quanta Services, Inc. (Construction & Engineering)	(a	)	26,815	1,002,076
Raytheon Co. (Aerospace & Defense)			5,494	1,025,070
XPO Logistics, Inc. (Air Freight & Logistics)	(a	)	17,178	1,164,325
Xylem, Inc. (Machinery)			15,984	1,001,078

				9,307,943

INFORMATION TECHNOLOGY – 25.0%
Alibaba Group Holding Ltd. – ADR (Internet Software & Svs.)	(a	)	6,295	1,087,209
Alphabet, Inc. Class A (Internet Software & Svs.)	(a	)	256	249,272
Alphabet, Inc. Class C (Internet Software & Svs.)	(a	)	1,549	1,485,661
Apple, Inc. (Tech. Hardware, Storage & Periph.)			7,265	1,119,682
ASML Holding N.V. (Semiconductors & Equip.)			6,135	1,050,312
Broadcom Ltd. (Semiconductors & Equip.)			4,427	1,073,725
Cavium, Inc. (Semiconductors & Equip.)	(a	)	15,677	1,033,741
Cisco Systems, Inc. (Communications Equip.)			30,646	1,030,625
DXC Technology Co. (IT Svs.)			14,398	1,236,500
Electronic Arts, Inc. (Software)	(a	)	8,459	998,670
Facebook, Inc. Class A (Internet Software & Svs.)	(a	)	8,495	1,451,541
First Solar, Inc. (Semiconductors & Equip.)	(a	)	2,398	110,020
Mastercard, Inc. Class A (IT Svs.)			7,013	990,236
Microsoft Corp. (Software)			17,090	1,273,034
Oracle Corp. (Software)			18,936	915,556
Trimble, Inc. (Electronic Equip., Instr. & Comp.)	(a	)	25,684	1,008,097

				16,113,881

MATERIALS – 1.6%
DowDuPont, Inc. (Chemicals)			15,272	1,057,281

5	(continued)

Ohio National Fund, Inc.	Omni Portfolio (Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

Common Stocks (Continued)					Shares	Value
TELECOMMUNICATION SERVICES – 3.1%
AT&T, Inc. (Diversified Telecom. Svs.)					26,159	$1,024,648
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)				(a)	15,563	959,615

						1,984,263

Total Common Stocks (Cost $44,053,723)						$50,285,688

Corporate Bonds – 20.3%		Rate	Maturity		Face Amount	Value
CONSUMER DISCRETIONARY – 2.8%
21st Century Fox America, Inc. (Media)		4.500%	02/15/2021		$100,000	$106,997
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(b)	3.875%	08/22/2037		100,000	101,042
Coach, Inc. (Textiles, Apparel & Luxury Goods)		4.125%	07/15/2027		200,000	200,972
Comcast Corp. (Media)		5.875%	02/15/2018		75,000	76,199
Discovery Communications LLC (Media)		3.300%	05/15/2022		75,000	75,586
Discovery Communications LLC (Media)		3.950%	03/20/2028		100,000	99,725
General Motors Co. (Automobiles)		5.000%	04/01/2035		100,000	102,014
Kohl’s Corp. (Multiline Retail)		4.000%	11/01/2021		75,000	77,607
Lear Corp. (Auto Components)		5.250%	01/15/2025		222,000	237,272
Newell Brands, Inc. (Household Durables)		3.150%	04/01/2021		100,000	102,282
Priceline Group, Inc. / The (Internet & Direct Marketing Retail)		3.550%	03/15/2028		200,000	200,059
Time Warner Cable LLC (Media)		6.550%	05/01/2037		150,000	176,107
Viacom, Inc. (Media)		4.250%	09/01/2023		75,000	77,041
Viacom, Inc. (Media)		3.450%	10/04/2026		100,000	96,055
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)		4.150%	04/01/2024		100,000	101,355

						1,830,313

CONSUMER STAPLES – 1.0%
Anheuser-Busch InBev Finance, Inc. (Beverages)		4.700%	02/01/2036		100,000	110,694
Costco Wholesale Corp. (Food & Staples Retailing)		3.000%	05/18/2027		100,000	100,161
Imperial Brands Finance PLC (Tobacco)	(b)	3.750%	07/21/2022		100,000	103,947
Mead Johnson Nutrition Co. (Food Products)		3.000%	11/15/2020		100,000	102,715
Philip Morris International, Inc. (Tobacco)		3.375%	08/11/2025		100,000	102,591
Suntory Holdings Ltd. (Beverages)	(b)	2.550%	06/28/2022		100,000	99,707

						619,815

ENERGY – 2.9%
BP Capital Markets PLC (Oil, Gas & Consumable Fuels)		3.017%	01/16/2027		100,000	98,381
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)		4.950%	06/01/2047		100,000	104,791
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.895%	03/03/2024		100,000	101,242
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)		4.500%	06/01/2025		100,000	106,796
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		3.150%	04/01/2025		100,000	99,780
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		4.114%	03/01/2046		100,000	107,983
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035		100,000	108,362
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		4.150%	03/01/2022		75,000	78,462
Magellan Midstream Partners LP (Oil, Gas & Consumable Fuels)		6.400%	07/15/2018		150,000	155,173
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		3.850%	06/01/2025		150,000	148,902
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		4.700%	12/01/2022		100,000	100,500
Noble Holding International Ltd. (Energy Equip. & Svs.)		5.750%	03/16/2018		100,000	100,750
Phillips 66 (Oil, Gas & Consumable Fuels)	(b)(c)	QL + 75	04/15/2020		100,000	100,144
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		4.650%	10/15/2025		100,000	102,946
Shell International Finance BV (Oil, Gas & Consumable Fuels)		4.000%	05/10/2046		100,000	101,075
Spectra Energy Capital LLC (Oil, Gas & Consumable Fuels)		3.300%	03/15/2023		75,000	75,264
TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)		2.500%	08/01/2022		75,000	74,969
Williams Partners LP (Oil, Gas & Consumable Fuels)		5.400%	03/04/2044		100,000	107,784

						1,873,304

FINANCIALS – 6.3%
Aflac, Inc. (Insurance)		3.625%	06/15/2023		75,000	79,028
American International Group, Inc. (Insurance)		3.875%	01/15/2035		100,000	97,879
Bank of America Corp. (Banks)		3.875%	08/01/2025		150,000	157,071
Bank of New York Mellon Corp. / The (Capital Markets)		3.300%	08/23/2029		200,000	198,678
Berkshire Hathaway, Inc. (Diversified Financial Svs.)		3.125%	03/15/2026		100,000	101,095
Branch Banking & Trust Co. (Banks)		3.625%	09/16/2025		100,000	103,979
Capital One Financial Corp. (Consumer Finance)		2.450%	04/24/2019		75,000	75,453
Citigroup, Inc. (Banks)		4.400%	06/10/2025		100,000	105,483
Comerica, Inc. (Banks)		3.800%	07/22/2026		100,000	101,247
Deutsche Bank AG (Capital Markets)		2.700%	07/13/2020		200,000	200,775
E*TRADE Financial Corp. (Capital Markets)		2.950%	08/24/2022		200,000	200,384
Ford Motor Credit Co. LLC (Consumer Finance)		3.157%	08/04/2020		100,000	102,001
General Motors Financial Co., Inc. (Consumer Finance)		3.200%	07/06/2021		100,000	101,734
Goldman Sachs Group, Inc. / The (Capital Markets)		3.750%	05/22/2025		100,000	102,778

6	(continued)

Ohio National Fund, Inc.	Omni Portfolio (Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
FINANCIALS (continued)
Intercontinental Exchange, Inc. (Capital Markets)		2.750%	12/01/2020	$100,000	$101,899
Jefferies Group LLC (Diversified Financial Svs.)		4.850%	01/15/2027	200,000	209,843
JPMorgan Chase & Co. (Banks)		3.250%	09/23/2022	100,000	103,237
JPMorgan Chase & Co. (Banks)		3.625%	12/01/2027	200,000	200,378
KeyBank NA (Banks)		5.700%	11/01/2017	150,000	150,468
Marsh & McLennan Cos., Inc. (Insurance)		3.500%	06/03/2024	100,000	103,662
Mellon Funding Corp. (Capital Markets)		5.500%	11/15/2018	100,000	103,976
Morgan Stanley (Capital Markets)		3.750%	02/25/2023	75,000	78,289
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	100,000	101,843
Nasdaq, Inc. (Capital Markets)		3.850%	06/30/2026	100,000	102,845
Northern Trust Corp. (Capital Markets)		3.950%	10/30/2025	75,000	79,581
PNC Bank NA (Banks)		3.250%	06/01/2025	195,000	198,993
Progressive Corp. / The (Insurance)		2.450%	01/15/2027	100,000	95,053
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	100,000	103,961
Teachers Insurance & Annuity Association of America (Insurance)	(b)	4.270%	05/15/2047	200,000	206,573
Wells Fargo & Co. (Banks)		3.500%	03/08/2022	75,000	77,876
Wells Fargo & Co. (Banks)		3.000%	04/22/2026	100,000	98,185
Westpac Banking Corp. (Banks)		4.322%	11/23/2031	200,000	205,399

					4,049,646

HEALTH CARE – 1.0%
AbbVie, Inc. (Biotechnology)		2.900%	11/06/2022	75,000	76,042
Baxalta, Inc. (Biotechnology)		4.000%	06/23/2025	100,000	104,865
Celgene Corp. (Biotechnology)		3.875%	08/15/2025	150,000	158,211
Pfizer, Inc. (Pharmaceuticals)		3.000%	12/15/2026	100,000	101,215
Teva Pharmaceutical Finance Netherlands III BV (Pharmaceuticals)		1.700%	07/19/2019	200,000	197,087

					637,420

INDUSTRIALS – 0.9%
Burlington Northern Santa Fe LLC (Road & Rail)		4.550%	09/01/2044	100,000	110,845
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	75,000	84,186
Lockheed Martin Corp. (Aerospace & Defense)		3.600%	03/01/2035	100,000	98,521
Norfolk Southern Corp. (Road & Rail)		3.000%	04/01/2022	75,000	76,645
Parker-Hannifin Corp. (Machinery)		4.200%	11/21/2034	100,000	105,420
Union Pacific Corp. (Road & Rail)		3.250%	08/15/2025	100,000	102,837

					578,454

INFORMATION TECHNOLOGY – 1.5%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.500%	02/09/2025	100,000	98,806
Apple, Inc. (Tech. Hardware, Storage & Periph.)		3.350%	02/09/2027	100,000	102,913
Dell International LLC / EMC Corp. (Computers & Peripherals)	(b)	5.450%	06/15/2023	100,000	109,677
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		4.900%	10/15/2025	150,000	158,625
KLA-Tencor Corp. (Semiconductors & Equip.)		3.375%	11/01/2019	100,000	102,502
Microsoft Corp. (Software)		4.100%	02/06/2037	100,000	109,134
Microsoft Corp. (Software)		4.450%	11/03/2045	100,000	112,553
Oracle Corp. (Software)		4.300%	07/08/2034	100,000	109,705
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)	(b)	4.875%	03/01/2024	100,000	98,520

					1,002,435

MATERIALS – 0.7%
Airgas, Inc. (Chemicals)		3.050%	08/01/2020	100,000	102,265
Anglo American Capital PLC (Metals & Mining)	(b)	4.000%	09/11/2027	100,000	98,790
CF Industries, Inc. (Chemicals)	(b)	3.400%	12/01/2021	100,000	101,917
CF Industries, Inc. (Chemicals)		3.450%	06/01/2023	75,000	74,063
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	100,000	103,234

					480,269

REAL ESTATE – 1.5%
Alexandria Real Estate Equities, Inc. (Equity REIT)		3.950%	01/15/2028	100,000	101,803
Boston Properties LP (Equity REIT)		3.125%	09/01/2023	75,000	76,434
Camden Property Trust (Equity REIT)		4.250%	01/15/2024	100,000	105,816
Crown Castle International Corp. (Equity REIT)		4.000%	03/01/2027	200,000	204,429
Federal Realty Investment Trust (Equity REIT)		3.000%	08/01/2022	75,000	76,342
HCP, Inc. (Equity REIT)		4.000%	06/01/2025	100,000	103,114
Healthcare Realty Trust, Inc. (Equity REIT)		3.875%	05/01/2025	100,000	100,778
Public Storage (Equity REIT)		3.094%	09/15/2027	100,000	99,642
Simon Property Group LP (Equity REIT)		3.750%	02/01/2024	75,000	78,390

					946,748

7	(continued)

Ohio National Fund, Inc.	Omni Portfolio (Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
TELECOMMUNICATION SERVICES – 0.5%
AT&T, Inc. (Diversified Telecom. Svs.)		3.400%	05/15/2025	$100,000	$98,400
AT&T, Inc. (Diversified Telecom. Svs.)		3.900%	08/14/2027	100,000	100,113
Rogers Communications, Inc. (Wireless Telecom. Svs.)		3.000%	03/15/2023	75,000	75,545
Verizon Communications, Inc. (Diversified Telecom. Svs.)		3.850%	11/01/2042	75,000	66,259

					340,317

UTILITIES – 1.2%
AEP Transmission Co. LLC (Electric Utilities)		4.000%	12/01/2046	100,000	102,975
American Water Capital Corp. (Water Utilities)		4.300%	12/01/2042	100,000	107,821
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	100,000	107,777
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	100,000	96,269
Fortis, Inc. (Electric Utilities)		3.055%	10/04/2026	100,000	96,251
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		1.649%	09/01/2018	100,000	99,954
South Carolina Electric & Gas Co. (Electric Utilities)		4.350%	02/01/2042	75,000	77,581
Southwest Gas Corp. (Gas Utilities)		3.875%	04/01/2022	75,000	77,495

					766,123

Total Corporate Bonds (Cost $12,783,486)					$13,124,844

U.S. Treasury Obligations – 1.5%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		1.500%	11/30/2019	$300,000	$299,918
U.S. Treasury Note		1.625%	03/15/2020	250,000	250,352
U.S. Treasury Note		1.500%	05/15/2020	250,000	249,453
U.S. Treasury Note		1.750%	05/15/2022	200,000	198,875

Total U.S. Treasury Obligations (Cost $1,009,213)					$998,598

Asset-Backed / Mortgage-Backed Securities – 0.1%		Rate	Maturity	Face Amount	Value
INDUSTRIALS – 0.1%
American Airlines 2015-1 Class B Pass Through Trust (Airlines)		3.700%	05/01/2023	$80,673	$80,875

Total Asset-Backed / Mortgage-Backed Securities (Cost $80,673)					$80,875

Money Market Funds – 0.3%				Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class				169,614	$169,614

Total Money Market Funds (Cost $169,631)					$169,614

Total Investments – 100.1% (Cost $58,096,726)	(d)				$64,659,619
Liabilities in Excess of Other Assets – (0.1)%					(82,713)

Net Assets – 100.0%					$64,576,906

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

QL: Quarterly U.S. LIBOR Rate, 1.334% on 9/30/2017

Footnotes:

(a)	Non-income producing security.
(b)

Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2017, the value of these securities totaled $1,020,317, or 1.6% of the Portfolio’s net assets. Unless also noted as illiquid, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c)

Security is a variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated are those in effect at September 30, 2017.

(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Capital Appreciation Portfolio

Schedule of Investments	September 30, 2017 (Unaudited)

Common Stocks – 99.9%			Shares	Value
CONSUMER DISCRETIONARY – 22.9%
CalAtlantic Group, Inc. (Household Durables)			53,673	$1,966,042
Carnival Corp. (Hotels, Restaurants & Leisure)			20,481	1,322,458
Coach, Inc. (Textiles, Apparel & Luxury Goods)			62,043	2,499,092
Comcast Corp. Class A (Media)			50,011	1,924,423
Houghton Mifflin Harcourt Co. (Diversified Consumer Svs.)	(a	)	136,835	1,648,862
Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)	(a	)	46,658	2,882,998
International Game Technology PLC (Hotels, Restaurants & Leisure)			54,223	1,331,175
Laureate Education, Inc. Class A (Diversified Consumer Svs.)	(a	)	85,200	1,239,660
Liberty Global PLC Class C (Media)	(a	)	45,849	1,499,262
Liberty Interactive Corp. QVC Group Class A (Internet & Direct Marketing Retail)	(a	)	64,480	1,519,794
Live Nation Entertainment, Inc. (Media)	(a	)	44,681	1,945,857
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a	)	29,602	1,842,724
MGM Resorts International (Hotels, Restaurants & Leisure)			86,022	2,803,457
Playa Hotels & Resorts N.V. (Hotels, Restaurants & Leisure)	(a	)	171,420	1,787,911
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)			89,095	1,157,344
Target Corp. (Multiline Retail)			17,280	1,019,693
Twenty-First Century Fox, Inc. Class A (Media)			72,390	1,909,648
Viacom, Inc. Class B (Media)			72,284	2,012,387
Wendy’s Co. / The (Hotels, Restaurants & Leisure)			105,283	1,635,045

				33,947,832

CONSUMER STAPLES – 3.1%
Conagra Brands, Inc. (Food Products)			34,756	1,172,668
Mondelez International, Inc. Class A (Food Products)			61,449	2,498,516
Turning Point Brands, Inc. (Tobacco)	(a	)	52,504	892,568

				4,563,752

ENERGY – 8.5%
Andeavor (Oil, Gas & Consumable Fuels)			11,622	1,198,809
Arch Coal, Inc. Class A (Oil, Gas & Consumable Fuels)			10,151	728,233
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	(a	)	9,274	1,221,571
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	(a	)	38,809	1,498,415
Halliburton Co. (Energy Equip. & Svs.)			55,000	2,531,650
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)			65,651	1,861,862
ProPetro Holding Corp. (Energy Equip. & Svs.)	(a	)	69,053	990,911
Royal Dutch Shell PLC Class A – ADR (Oil, Gas & Consumable Fuels)			40,915	2,478,631

				12,510,082

FINANCIALS – 14.5%
Bank of America Corp. (Banks)			98,822	2,504,150
BB&T Corp. (Banks)			32,648	1,532,497
Brighthouse Financial, Inc. (Insurance)	(a	)	9,203	559,542
Citigroup, Inc. (Banks)			32,403	2,356,994
Goldman Sachs Group, Inc. / The (Capital Markets)			11,630	2,758,520
JPMorgan Chase & Co. (Banks)			30,422	2,905,605
MetLife, Inc. (Insurance)			57,042	2,963,332
Morgan Stanley (Capital Markets)			41,425	1,995,442
PNC Financial Services Group, Inc. / The (Banks)			18,723	2,523,299
TPG Pace Holdings Corp. (Capital Markets)	(a	)	135,330	1,393,899

				21,493,280

HEALTH CARE – 11.9%
AbbVie, Inc. (Biotechnology)			11,757	1,044,727
Allergan PLC (Pharmaceuticals)			9,493	1,945,590
Biogen, Inc. (Biotechnology)	(a	)	5,408	1,693,353
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a	)	23,982	2,232,005

Common Stocks (Continued)			Shares	Value
HEALTH CARE (continued)
Bristol-Myers Squibb Co. (Pharmaceuticals)			33,668	$2,145,998
Cigna Corp. (Health Care Providers & Svs.)			15,642	2,924,116
Merck & Co., Inc. (Pharmaceuticals)			27,841	1,782,659
Pfizer, Inc. (Pharmaceuticals)			55,499	1,981,314
Shire PLC – ADR (Biotechnology)			11,761	1,801,080

				17,550,842

INDUSTRIALS – 8.9%
Caterpillar, Inc. (Machinery)			8,362	1,042,825
Eaton Corp. PLC (Electrical Equip.)			15,074	1,157,533
General Electric Co. (Industrial Conglomerates)			32,800	793,104
Mobile Mini, Inc. (Commercial Svs. & Supplies)			51,096	1,760,257
Mueller Water Products, Inc. Class A (Machinery)			94,679	1,211,891
Schneider National, Inc. Class B (Road & Rail)			82,909	2,097,598
Union Pacific Corp. (Road & Rail)			16,659	1,931,944
United Technologies Corp. (Aerospace & Defense)			12,744	1,479,324
Univar, Inc. (Trading Companies & Distributors)	(a	)	57,394	1,660,408

				13,134,884

INFORMATION TECHNOLOGY – 22.6%
Alphabet, Inc. Class C (Internet Software & Svs.)	(a	)	2,803	2,688,385
Apple, Inc. (Tech. Hardware, Storage & Periph.)			17,486	2,694,942
Benchmark Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a	)	48,466	1,655,114
BlackBerry Ltd. (Tech. Hardware, Storage & Periph.)	(a	)	112,207	1,254,474
Cavium, Inc. (Semiconductors & Equip.)	(a	)	14,863	980,066
CSRA, Inc. (IT Svs.)			51,701	1,668,391
Diebold Nixdorf, Inc. (Tech. Hardware, Storage & Periph.)			87,602	2,001,706
FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.)			49,575	1,928,963
Fortinet, Inc. (Software)	(a	)	44,390	1,590,938
Guidewire Software, Inc. (Software)	(a	)	15,398	1,198,888
Infinera Corp. (Communications Equip.)	(a	)	152,001	1,348,249
Juniper Networks, Inc. (Communications Equip.)			57,675	1,605,095
Microsoft Corp. (Software)			39,648	2,953,380
National Instruments Corp. (Electronic Equip., Instr. & Comp.)			41,555	1,752,374
Oracle Corp. (Software)			48,873	2,363,010
PTC, Inc. (Software)	(a	)	32,341	1,820,152
Verint Systems, Inc. (Software)	(a	)	54,156	2,266,429
Versum Materials, Inc. (Semiconductors & Equip.)			41,494	1,610,797

				33,381,353

MATERIALS – 4.8%
Olin Corp. (Chemicals)			36,025	1,233,856
Rio Tinto PLC – ADR (Metals & Mining)			44,185	2,085,090
Sealed Air Corp. (Containers & Packaging)			27,590	1,178,645
United States Steel Corp. (Metals & Mining)			55,497	1,424,053
Warrior Met Coal, Inc. (Metals & Mining)			53,158	1,252,934

				7,174,578

REAL ESTATE – 1.3%
CoreCivic, Inc. (Equity REIT)			71,613	1,917,080

UTILITIES – 1.4%
PG&E Corp. (Electric Utilities)			30,840	2,099,896

Total Common Stocks (Cost $128,911,504)				$147,773,579

Money Market Funds – 1.4%			Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class			2,026,500	$2,026,500

Total Money Market Funds (Cost $2,026,687)				$2,026,500

Total Investments – 101.3% (Cost $130,938,191)	(b	)		$149,800,079
Liabilities in Excess of Other Assets – (1.3)%				(1,869,196)

Net Assets – 100.0%				$147,930,883

9	(continued)

Ohio National Fund, Inc.	Capital Appreciation Portfolio (Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

10

Ohio National Fund, Inc.	ON International Equity Portfolio (formerly the International Portfolio)

Schedule of Investments	September 30, 2017 (Unaudited)

Common Stocks – 96.7%		Shares	Value
UNITED KINGDOM – 17.7%
Aon PLC (Financials)		24,900	$3,637,890
British American Tobacco PLC (Consumer Staples)	(a)	68,115	4,264,251
BT Group PLC (Telecommunication Services)	(a)	330,790	1,258,158
ConvaTec Group PLC (Health Care)	(a)(b)	400,667	1,472,278
Diageo PLC (Consumer Staples)	(a)	75,479	2,482,165
Howden Joinery Group PLC (Industrials)	(a)	202,127	1,168,057
Informa PLC (Consumer Discretionary)	(a)	176,304	1,588,780
Prudential PLC (Financials)	(a)	223,833	5,356,434
RELX PLC (Industrials)	(a)	143,339	3,145,760
Unilever PLC (Consumer Staples)	(a)	56,870	3,291,597

			27,665,370

JAPAN – 15.9%
Daiwa House Industry Co. Ltd. (Real Estate)	(a)	132,300	4,569,974
Don Quijote Holdings Co. Ltd. (Consumer Discretionary)	(a)	85,200	3,184,576
Hoshizaki Corp. (Industrials)	(a)	12,500	1,098,039
Isuzu Motors Ltd. (Consumer Discretionary)	(a)	178,200	2,362,731
Kao Corp. (Consumer Staples)	(a)	26,110	1,537,182
KDDI Corp. (Telecommunication Services)	(a)	73,300	1,932,185
Makita Corp. (Industrials)	(a)	60,100	2,425,679
Seven & I Holdings Co. Ltd. (Consumer Staples)	(a)	34,900	1,348,342
Sony Corp. (Consumer Discretionary)	(a)	55,900	2,085,554
Sumitomo Mitsui Financial Group, Inc. (Financials)	(a)	64,500	2,479,325
United Arrows Ltd. (Consumer Discretionary)	(a)	30,900	1,123,098
Yamaha Corp. (Consumer Discretionary)	(a)	21,200	782,735

			24,929,420

FRANCE – 11.1%
Air Liquide SA (Materials)	(a)	21,371	2,849,945
Capgemini SE (Information Technology)	(a)	31,470	3,689,056
Cie Generale des Etablissements Michelin (Consumer Discretionary)	(a)	20,738	3,025,705
Safran SA (Industrials)	(a)	12,161	1,242,722
Valeo SA (Consumer Discretionary)	(a)	36,862	2,735,191
Vinci SA (Industrials)	(a)	40,759	3,872,639

			17,415,258

SWITZERLAND – 6.4%
Ferguson PLC (Industrials)	(a)	50,436	3,309,065
Julius Baer Group Ltd. (Financials)	(a)	33,237	1,972,287
Novartis AG (Health Care)	(a)	56,169	4,817,893

			10,099,245

NETHERLANDS – 5.5%
Koninklijke KPN N.V. (Telecommunication Services)	(a)	381,781	1,310,189
Royal Dutch Shell PLC (Energy)	(a)	139,571	4,218,088
Wolters Kluwer N.V. (Industrials)	(a)	68,033	3,144,148

			8,672,425

CANADA – 4.8%
Canadian National Railway Co. (Industrials)		25,800	2,137,611
National Bank of Canada (Financials)		51,144	2,461,388
Suncor Energy, Inc. (Energy)		85,100	2,982,507

			7,581,506

GERMANY – 4.3%
Deutsche Post AG (Industrials)	(a)	56,535	2,520,007
SAP SE (Information Technology)	(a)	37,914	4,157,089

			6,677,096

SWEDEN – 4.0%
Assa Abloy AB (Industrials)	(a)	143,209	3,278,825
Nordea Bank AB (Financials)	(a)	218,280	2,963,634

			6,242,459

Common Stocks (Continued)		Shares	Value
IRELAND – 3.1%
Medtronic PLC (Health Care)		36,690	$2,853,381
Ryanair Holdings PLC – ADR (Industrials)	(c)	18,800	1,981,896

			4,835,277

AUSTRALIA – 2.9%
BHP Billiton PLC (Materials)	(a)	197,983	3,493,604
Caltex Australia Ltd. (Energy)	(a)	43,416	1,095,447

			4,589,051

NORWAY – 2.9%
Statoil ASA (Energy)	(a)	95,741	1,924,823
Telenor ASA (Telecommunication Services)	(a)	123,453	2,615,296

			4,540,119

BELGIUM – 2.7%
Anheuser-Busch InBev SA/N.V. (Consumer Staples)	(a)	24,914	2,978,150
KBC Group N.V. (Financials)	(a)	15,264	1,294,996

			4,273,146

DENMARK – 2.7%
AP Moller - Maersk A/S (Industrials)	(a)	1,175	2,237,273
Carlsberg A/S (Consumer Staples)	(a)	17,626	1,934,170

			4,171,443

UNITED STATES – 2.4%
Shire PLC (Health Care)	(a)	72,342	3,684,648

SINGAPORE – 2.2%
DBS Group Holdings Ltd. (Financials)	(a)	150,300	2,313,727
NetLink NBN Trust (Telecommunication Services)	(c)(d)	1,877,800	1,142,088

			3,455,815

ITALY – 1.7%
UniCredit SpA (Financials)	(a)(c)	124,814	2,663,493

FINLAND – 1.5%
Sampo Oyj (Financials)	(a)	43,955	2,326,294

TAIWAN – 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR (Information Technology)		60,600	2,275,530

SPAIN – 1.1%
Red Electrica Corp. SA (Utilities)	(a)	85,214	1,792,445

BRAZIL – 1.0%
BB Seguridade Participacoes SA (Financials)		176,700	1,597,310

TURKEY – 0.7%
Turkiye Garanti Bankasi AS (Financials)	(a)	394,569	1,072,060

LUXEMBOURG – 0.6%
Tenaris SA (Energy)	(a)	67,545	957,450

Total Common Stocks (Cost $140,691,202)			$151,516,860

Money Market Funds – 3.2%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class		4,955,870	$4,955,870

Total Money Market Funds (Cost $4,956,154)			$4,955,870

Total Investments – 99.9% (Cost $145,647,356)	(e)		$156,472,730
Other Assets in Excess of Liabilities – 0.1%			123,263

Net Assets – 100.0%			$156,595,993

11	(continued)

Ohio National Fund, Inc.	ON International Equity Portfolio (formerly the International Portfolio) (Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a)

Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $130,447,259 or 83.3% of the Portfolio’s net assets.

(b)

Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2017, the value of these securities totaled $1,472,278, or 0.9% of the Portfolio’s net assets. Unless also noted as illiquid, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c)	Non-income producing security.
(d)

As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses a stock’s local close price because the service’s measure of predictability related to their valuation model of a stock is below a chosen threshold. These securities represent $1,142,088 or 0.7% of the Portfolio’s net assets. Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(e)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Foreign Portfolio (formerly the International Small-Mid Company Portfolio)

Schedule of Investments	September 30, 2017 (Unaudited)

Common Stocks – 95.2%		Shares	Value
UNITED KINGDOM – 17.4%
Aviva PLC (Financials)	(a)	103,467	$714,122
BAE Systems PLC (Industrials)	(a)	138,240	1,170,719
Barclays PLC (Financials)	(a)	319,800	829,236
BP PLC (Energy)	(a)	358,270	2,295,075
Capita PLC (Industrials)	(a)	93,874	710,263
Cobham PLC (Industrials)	(b)	322,840	630,306
HSBC Holdings PLC (Financials)	(a)	132,711	1,311,958
Johnson Matthey PLC (Materials)	(a)	18,877	865,609
Kingfisher PLC (Consumer Discretionary)	(a)	256,621	1,027,429
Rolls-Royce Holdings PLC (Industrials)	(a)	42,650	507,291
SIG PLC (Industrials)	(a)	368,740	879,283
Standard Chartered PLC (Financials)	(a)(c)	171,100	1,701,262
Travis Perkins PLC (Industrials)	(b)	28,809	558,986
Vodafone Group PLC (Telecommunication Services)	(a)	233,940	655,076

			13,856,615

JAPAN – 11.9%
Astellas Pharma, Inc. (Health Care)	(a)	67,300	856,563
Inpex Corp. (Energy)	(a)	81,500	868,201
Kirin Holdings Co. Ltd. (Consumer Staples)	(a)	38,500	904,515
Panasonic Corp. (Consumer Discretionary)	(a)	65,300	947,631
Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	(a)	1,900	560,085
SoftBank Group Corp. (Telecommunication Services)	(a)	26,400	2,140,942
Sumitomo Metal Mining Co. Ltd. (Materials)	(a)	23,500	756,542
Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	(a)	51,300	941,567
Suntory Beverage & Food Ltd. (Consumer Staples)	(a)	16,700	742,839
Taiheiyo Cement Corp. (Materials)	(a)	20,100	776,547

			9,495,432

CHINA – 8.6%
Baidu, Inc. – ADR (Information Technology)	(c)	10,010	2,479,377
China Life Insurance Co. Ltd. (Financials)	(a)	249,000	746,392
China Telecom Corp. Ltd. (Telecommunication Services)	(a)	2,334,000	1,200,815
NetEase, Inc. – ADR (Information Technology)		2,200	580,382
Shandong Weigao Group Medical Polymer Co. Ltd. (Health Care)	(a)	660,000	469,259
Sinopec Engineering Group Co. Ltd. (Industrials)	(b)	800,500	706,058
Sinopharm Group Co. Ltd. (Health Care)	(a)	155,200	687,457

			6,869,740

FRANCE – 8.5%
AXA SA (Financials)	(a)	35,720	1,079,892
BNP Paribas SA (Financials)	(a)	21,430	1,728,881
Cie Generale des Etablissements Michelin (Consumer Discretionary)	(a)	4,288	625,626
Sanofi (Health Care)	(a)	12,212	1,215,663
TOTAL SA (Energy)	(a)	31,640	1,698,892
Veolia Environnement SA (Utilities)	(a)	18,488	427,220

			6,776,174

SOUTH KOREA – 8.2%
Dongbu Insurance Co. Ltd. (Financials)	(a)	9,026	576,659
Hana Financial Group, Inc. (Financials)	(a)	29,001	1,203,158
Hyundai Mobis Co. Ltd. (Consumer Discretionary)	(a)	3,899	818,626
KB Financial Group, Inc. (Financials)	(a)	14,210	699,119
Korea Investment Holdings Co. Ltd. (Financials)	(a)	8,423	451,855
Samsung Electronics Co. Ltd. (Information Technology)	(a)	1,258	2,830,779

			6,580,196

Common Stocks (Continued)		Shares	Value
NETHERLANDS – 7.2%
Aegon N.V. (Financials)	(a)	270,070	$1,574,244
Flow Traders (Financials)	(a)(d)	15,070	405,070
ING Groep N.V. (Financials)	(a)	26,474	487,978
QIAGEN N.V. (Health Care)	(a)(c)	36,800	1,163,247
Royal Dutch Shell PLC (Energy)	(a)	68,270	2,101,767

			5,732,306

GERMANY – 6.3%
Bayer AG (Health Care)	(a)	8,614	1,176,701
Gerresheimer AG (Health Care)	(a)	10,040	777,943
Merck KGaA (Health Care)	(a)	8,080	899,895
MorphoSys AG (Health Care)	(a)(c)	9,530	805,079
Siemens AG (Industrials)	(a)	4,697	662,791
Telefonica Deutschland Holding AG (Telecommunication Services)	(a)	129,160	725,833

			5,048,242

CANADA – 4.8%
Alamos Gold, Inc. (Materials)		128,159	866,355
Barrick Gold Corp. (Materials)		57,440	924,209
Eldorado Gold Corp. (Materials)		273,534	600,668
Ensign Energy Services, Inc. (Energy)		80,800	456,534
Husky Energy, Inc. (Energy)	(c)	47,600	595,882
Suncor Energy, Inc. (Energy)		11,600	406,546

			3,850,194

SWITZERLAND – 3.6%
GAM Holding AG (Financials)	(a)	4,324	67,031
Roche Holding AG (Health Care)	(a)	7,040	1,799,566
UBS Group AG (Financials)	(a)	59,429	1,016,650

			2,883,247

UNITED STATES – 2.9%
Oracle Corp. (Information Technology)		28,160	1,361,536
Shire PLC (Health Care)	(a)	14,684	747,911
Tahoe Resources, Inc. (Materials)		33,900	178,228

			2,287,675

SINGAPORE – 2.8%
Singapore Telecommunications Ltd. (Telecommunication Services)	(a)	378,900	1,026,926
United Overseas Bank Ltd. (Financials)	(a)	70,200	1,219,076

			2,246,002

HONG KONG – 2.3%
China Mobile Ltd. (Telecommunication Services)	(a)	64,500	654,801
CK Hutchison Holdings Ltd. (Industrials)	(a)	92,000	1,178,362

			1,833,163

TAIWAN – 2.3%
Catcher Technology Co. Ltd. (Information Technology)	(a)	42,000	392,882
Quanta Computer, Inc. (Information Technology)	(a)	283,000	652,907
Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	(a)	107,000	766,383

			1,812,172

ITALY – 1.7%
Eni SpA (Energy)	(a)	79,167	1,311,140

ISRAEL – 1.5%
Teva Pharmaceutical Industries Ltd. – ADR (Health Care)		69,889	1,230,046

NORWAY – 1.4%
Telenor ASA (Telecommunication Services)	(a)	16,797	355,837
Yara International ASA (Materials)	(a)	17,660	791,889

			1,147,726

13	(continued)

Ohio National Fund, Inc.	ON Foreign Portfolio (formerly the International Small-Mid Company Portfolio) (Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

Common Stocks (Continued)		Shares	Value
SWEDEN – 1.1%
Getinge AB Class B (Health Care)	(a)	42,010	$788,696
Getinge AB Class B – BTA (Health Care)	(a)(c)	4,978	93,457

			882,153

THAILAND – 1.0%
Kasikornbank PCL – Foreign Shares (Financials)	(a)	18,100	116,308
Kasikornbank PCL – NVDR (Financials)	(a)	34,700	215,798
PTT Exploration & Production PCL – Foreign Shares (Energy)	(a)	183,600	493,482

			825,588

LUXEMBOURG – 0.9%
SES SA (Consumer Discretionary)	(a)	34,116	746,865

Common Stocks (Continued)		Shares	Value
NEW ZEALAND – 0.8%
SKY Network Television Ltd. (Consumer Discretionary)	(a)	317,198	$ 619,317

Total Common Stocks (Cost $73,212,884)			$76,033,993

Money Market Funds – 4.8%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class		3,798,223	$ 3,798,223

Total Money Market Funds (Cost $3,798,464)			$ 3,798,223

Total Investments – 100.0% (Cost $77,011,348)	(e)		$79,832,216
Other Assets in Excess of Liabilities – 0.0%			37,447

Net Assets – 100.0%			$79,869,663

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

NVDR: Non-Voting Depository Receipts

Footnotes:

(a)

Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $64,458,880 or 80.7% of the Portfolio’s net assets.

(b)

As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses a stock’s local close price because the service’s measure of predictability related to their valuation model of a stock is below a chosen threshold. These securities represent $1,895,350 or 2.4% of the Portfolio’s net assets. Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(c)	Non-income producing security.
(d)

Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2017, the value of these securities totaled $405,070, or 0.5% of the Portfolio’s net assets. Unless also noted as illiquid, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(e)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

14

Ohio National Fund, Inc.	Aggressive Growth Portfolio

Schedule of Investments	September 30, 2017 (Unaudited)

Common Stocks – 94.7%		Shares	Value
CONSUMER DISCRETIONARY – 10.6%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	1,892	$ 1,818,874
Ctrip.com International Ltd. – ADR (Internet & Direct Marketing Retail)	(a)	16,257	857,394
Delphi Automotive PLC (Auto Components)		13,811	1,359,003
Live Nation Entertainment, Inc. (Media)	(a)	11,535	502,349
MakeMyTrip Ltd. (Internet & Direct Marketing Retail)	(a)	15,435	443,756
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		21,649	1,122,501
Tesla, Inc. (Automobiles)	(a)	778	265,376

			6,369,253

FINANCIALS – 8.8%
Intercontinental Exchange, Inc. (Capital Markets)		23,493	1,613,969
SVB Financial Group (Banks)	(a)	9,663	1,807,851
TD Ameritrade Holding Corp. (Capital Markets)		38,130	1,860,744

			5,282,564

HEALTH CARE – 23.9%
Allergan PLC (Pharmaceuticals)		5,026	1,030,079
athenahealth, Inc. (Health Care Technology)	(a)	2,996	372,583
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	62,483	1,822,629
Celgene Corp. (Biotechnology)	(a)	15,498	2,259,918
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		5,934	1,407,011
DBV Technologies SA – ADR (Biotechnology)	(a)	8,731	370,544
DexCom, Inc. (Health Care Equip. & Supplies)	(a)	7,280	356,174
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	7,204	237,732
Humana, Inc. (Health Care Providers & Svs.)		3,818	930,179
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	5,259	977,385
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	1,266	1,324,084
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	3,684	1,647,190
Zoetis, Inc. (Pharmaceuticals)		25,138	1,602,799

			14,338,307

INDUSTRIALS – 2.7%
CSX Corp. (Road & Rail)		29,824	1,618,250

Common Stocks (Continued)		Shares	Value
INFORMATION TECHNOLOGY – 42.2%
Activision Blizzard, Inc. (Software)		31,502	$ 2,032,194
Adobe Systems, Inc. (Software)	(a)	10,244	1,528,200
Alphabet, Inc. Class C (Internet Software & Svs.)	(a)	3,272	3,138,208
Apple, Inc. (Tech. Hardware, Storage & Periph.)		12,782	1,969,962
ASML Holding N.V. (Semiconductors & Equip.)		8,320	1,424,384
CoStar Group, Inc. (Internet Software & Svs.)	(a)	4,561	1,223,488
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	11,255	1,923,142
Harris Corp. (Communications Equip.)		10,528	1,386,327
Mastercard, Inc. Class A (IT Svs.)		19,425	2,742,810
Microsoft Corp. (Software)		32,870	2,448,486
salesforce.com, Inc. (Software)	(a)	19,640	1,834,769
Trade Desk, Inc. / The Class A (Internet Software & Svs.)	(a)	16,717	1,028,263
Tyler Technologies, Inc. (Software)	(a)	3,416	595,477
Ultimate Software Group, Inc. / The (Software)	(a)	5,253	995,969
WEX, Inc. (IT Svs.)	(a)	9,543	1,070,915

			25,342,594

MATERIALS – 4.6%
Albemarle Corp. (Chemicals)		3,769	513,752
Sherwin-Williams Co. / The (Chemicals)		3,398	1,216,620
Vulcan Materials Co. (Construction Materials)		8,420	1,007,032

			2,737,404

REAL ESTATE – 1.9%
American Tower Corp. (Equity REIT)		8,467	1,157,269

Total Common Stocks (Cost $44,476,814)			$56,845,641

Money Market Funds – 5.3%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class		3,177,313	$ 3,177,313

Total Money Market Funds (Cost $3,177,546)			$ 3,177,313

Total Investments – 100.0% (Cost $47,654,360)	(b)		$60,022,954
Liabilities in Excess of Other Assets – (0.0)%			(6,273)

Net Assets – 100.0%			$60,016,681

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

15

Ohio National Fund, Inc.	Small Cap Growth Portfolio

Schedule of Investments	September 30, 2017 (Unaudited)

Common Stocks – 98.4%		Shares	Value
CONSUMER DISCRETIONARY – 10.0%
Biglari Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	7,442	$2,480,344
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)		21,961	2,168,649
Domino’s Pizza Group PLC (Hotels, Restaurants & Leisure)	(b)	419,720	1,745,561
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)		50,140	2,661,431
K12, Inc. (Diversified Consumer Svs.)	(a)	60,271	1,075,235
MakeMyTrip Ltd. (Internet & Direct Marketing Retail)	(a)	49,266	1,416,397
Manchester United Plc Class A (Media)		82,087	1,477,566
Playa Hotels & Resorts N.V. (Hotels, Restaurants & Leisure)	(a)	100,895	1,052,335
Roku, Inc. (Household Durables)	(a)	38,352	1,017,862
Sally Beauty Holdings, Inc. (Specialty Retail)	(a)	151,415	2,964,706
ServiceMaster Global Holdings, Inc. (Diversified Consumer Svs.)	(a)	126,975	5,933,542
Visteon Corp. (Auto Components)	(a)	13,023	1,611,857
Williams-Sonoma, Inc. (Specialty Retail)		32,206	1,605,791

			27,211,276

CONSUMER STAPLES – 1.7%
Amplify Snack Brands, Inc. (Food Products)	(a)	91,564	649,189
Casey’s General Stores, Inc. (Food & Staples Retailing)		9,597	1,050,392
Ontex Group N.V. (Personal Products)	(b)	88,459	3,013,510

			4,713,091

FINANCIALS – 7.5%
Financial Engines, Inc. (Capital Markets)		66,718	2,318,451
Kingstone Cos., Inc. (Insurance)		108,043	1,761,101
LendingTree, Inc. (Thrifts & Mortgage Finance)	(a)	7,862	1,921,866
LPL Financial Holdings, Inc. (Capital Markets)		73,574	3,794,211
MSCI, Inc. (Capital Markets)		30,310	3,543,239
RLI Corp. (Insurance)		33,565	1,925,288
SLM Corp. (Consumer Finance)	(a)	165,736	1,900,992
Texas Capital Bancshares, Inc. (Banks)	(a)	21,806	1,870,955
WisdomTree Investments, Inc. (Capital Markets)		115,807	1,178,915

			20,215,018

HEALTH CARE – 21.7%
ACADIA Pharmaceuticals, Inc. (Biotechnology)	(a)	50,007	1,883,764
AngioDynamics, Inc. (Health Care Equip. & Supplies)	(a)	111,597	1,907,193
Aratana Therapeutics, Inc. (Pharmaceuticals)	(a)	141,740	868,866
athenahealth, Inc. (Health Care Technology)	(a)	19,866	2,470,536
Atrion Corp. (Health Care Equip. & Supplies)		1,178	791,616
Bio-Techne Corp. (Life Sciences Tools & Svs.)		18,318	2,214,463
Bioverativ, Inc. (Biotechnology)	(a)	29,316	1,673,064
Capital Senior Living Corp. (Health Care Providers & Svs.)	(a)	84,568	1,061,328
Catalent, Inc. (Pharmaceuticals)	(a)	115,828	4,623,854
DBV Technologies SA – ADR (Biotechnology)	(a)	40,348	1,712,369
Diplomat Pharmacy, Inc. (Health Care Providers & Svs.)	(a)	54,278	1,124,097
Eagle Pharmaceuticals, Inc. (Biotechnology)	(a)	37,077	2,211,272
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	54,913	1,632,014
GW Pharmaceuticals PLC – ADR (Pharmaceuticals)	(a)	13,360	1,355,906
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	32,399	1,638,741
HealthStream, Inc. (Health Care Technology)	(a)	64,804	1,514,470
Heron Therapeutics, Inc. (Biotechnology)	(a)	54,683	883,131
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	16,816	3,125,254
Insmed, Inc. (Biotechnology)	(a)	49,082	1,531,849
Ironwood Pharmaceuticals, Inc. (Biotechnology)	(a)	111,164	1,753,056
Knight Therapeutics, Inc. (Biotechnology)	(a)	228,557	1,584,467
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	20,452	2,784,540
NeoGenomics, Inc. (Life Sciences Tools & Svs.).	(a)	181,796	2,023,390
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	28,792	1,764,374
Prestige Brands Holdings, Inc. (Pharmaceuticals)	(a)	51,439	2,576,580
Puma Biotechnology, Inc. (Biotechnology)	(a)	21,559	2,581,690

Common Stocks (Continued)		Shares	Value
HEALTH CARE (continued)
Spark Therapeutics, Inc. (Biotechnology)	(a)	10,440	$930,830
STERIS PLC (Health Care Equip. & Supplies)		63,151	5,582,548
Teligent, Inc. (Pharmaceuticals)	(a)	133,207	893,819
Trinity Biotech PLC – ADR (Health Care Equip. & Supplies)	(a)	104,778	587,805
Wright Medical Group N.V. (Health Care Equip. & Supplies)	(a)	62,397	1,614,210

			58,901,096

INDUSTRIALS – 14.0%
A.O. Smith Corp. (Building Products)		39,040	2,320,147
Advisory Board Co. / The (Professional Svs.)	(a)	28,212	1,512,869
AMERCO (Road & Rail)		5,088	1,907,491
CSW Industrials, Inc. (Building Products)	(a)	70,192	3,113,015
EnerSys (Electrical Equip.)		32,835	2,271,197
HEICO Corp. Class A (Aerospace & Defense)		76,145	5,802,249
ITT, Inc. (Machinery)		63,772	2,823,186
Kennametal, Inc. (Machinery)		56,493	2,278,928
Kornit Digital Ltd. (Machinery)	(a)	53,034	811,420
Nordson Corp. (Machinery)		21,139	2,504,971
Old Dominion Freight Line, Inc. (Road & Rail)		28,799	3,171,058
Proto Labs, Inc. (Machinery)	(a)	16,852	1,353,216
Rexnord Corp. (Machinery)	(a)	135,338	3,438,939
Standex International Corp. (Machinery)		25,746	2,734,225
Wabtec Corp. (Machinery)		24,243	1,836,407

			37,879,318

INFORMATION TECHNOLOGY – 35.2%
Alarm.com Holdings, Inc. (Internet Software & Svs.)	(a)	37,141	1,678,030
Belden, Inc. (Electronic Equip., Instr. & Comp.)		63,679	5,128,070
Blackbaud, Inc. (Software)		58,694	5,153,333
Broadridge Financial Solutions, Inc. (IT Svs.)		79,013	6,385,831
Cadence Design Systems, Inc. (Software)	(a)	141,384	5,580,426
ChannelAdvisor Corp. (Internet Software & Svs.).	(a)	89,691	1,031,447
Cimpress N.V. (Internet Software & Svs.)	(a)	25,524	2,492,674
Cision Ltd. (Internet Software & Svs.)	(a)	184,958	2,408,153
CoStar Group, Inc. (Internet Software & Svs.)	(a)	10,202	2,736,686
CTS Corp. (Electronic Equip., Instr. & Comp.)		126,399	3,046,216
Descartes Systems Group, Inc. / The (Software)	(a)	92,587	2,525,134
Envestnet, Inc. (Internet Software & Svs.)	(a)	66,128	3,372,528
Euronet Worldwide, Inc. (IT Svs.)	(a)	45,698	4,331,713
Everbridge, Inc. (Software)	(a)	49,202	1,299,917
Guidewire Software, Inc. (Software)	(a)	26,531	2,065,704
Instructure, Inc. (Internet Software & Svs.)	(a)	57,522	1,906,854
j2 Global, Inc. (Internet Software & Svs.)		48,269	3,566,114
MAXIMUS, Inc. (IT Svs.)		41,441	2,672,945
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		41,022	1,729,898
Nice Ltd. – ADR (Software)		67,158	5,460,617
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	296,147	5,469,835
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	26,352	2,407,782
Paylocity Holding Corp. (Software)	(a)	50,231	2,452,277
RealPage, Inc. (Software)	(a)	48,691	1,942,771
SS&C Technologies Holdings, Inc. (Software)		147,508	5,922,446
Trade Desk, Inc. / The Class A (Internet Software & Svs.)	(a)	35,271	2,169,519
Tyler Technologies, Inc. (Software)	(a)	12,507	2,180,220
WEX, Inc. (IT Svs.)	(a)	34,938	3,920,742
Xperi Corp. (Semiconductors & Equip.)		40,342	1,020,653
Yext, Inc. (Internet Software & Svs.)	(a)	105,292	1,398,278
Zillow Group, Inc. Class A (Internet Software & Svs.)	(a)	45,000	1,806,750

			95,263,563

MATERIALS – 5.6%
H.B. Fuller Co. (Chemicals)		36,595	2,124,706
Neenah Paper, Inc. (Paper & Forest Products)		17,059	1,459,398
Sensient Technologies Corp. (Chemicals)		59,088	4,545,049
Summit Materials, Inc. Class A (Construction Materials)	(a)	78,499	2,514,323
Valvoline, Inc. (Chemicals)		121,063	2,838,927
Winpak Ltd. (Containers & Packaging)		39,806	1,637,860

			15,120,263

16	(continued)

Ohio National Fund, Inc.	Small Cap Growth Portfolio (Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

Common Stocks (Continued)			Shares	Value
REAL ESTATE – 2.7%
Condor Hospitality Trust, Inc. (Equity REIT)			103,445	$1,081,000
Easterly Government Properties, Inc. (Equity REIT)			88,679	1,832,995
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)			14,623	1,805,941
Physicians Realty Trust (Equity REIT)			73,710	1,306,878
St. Joe Co. / The (Real Estate Mgmt. & Development)	(a	)	61,731	1,163,629

				7,190,443

Total Common Stocks (Cost $204,628,973)				$266,494,068

Master Limited Partnerships – 2.0%			Shares	Value
CONSUMER DISCRETIONARY – 1.1%
Cedar Fair LP (Hotels, Restaurants & Leisure)			45,992	$2,949,007

ENERGY – 0.9%
DCP Midstream Partners LP (Oil, Gas & Consumable Fuels)			74,921	2,595,263

Total Master Limited Partnerships (Cost $5,274,119)				$5,544,270

Rights – 0.1%		Quantity	Value
HEALTH CARE – 0.1%
Dyax Corp. - Contingent Value Right (Expiration: 12/31/2019) (Biotechnology)	(a)(c)(d)	103,366	$253,247

Total Rights (Cost $0)			$253,247

Money Market Funds – 1.1%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class		2,856,532	$2,856,532

Total Money Market Funds (Cost $2,856,595)			$2,856,532

Total Investments – 101.6% (Cost $212,759,687)	(e)		$275,148,117
Liabilities in Excess of Other Assets – (1.6)%			(4,246,581)

Net Assets – 100.0%			$270,901,536

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a)	Non-income producing security.
(b)

Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $4,759,071 or 1.8% of the Portfolio’s net assets.

Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(c)	Represents a security deemed to be illiquid. At September 30, 2017, the value of illiquid securities in the Portfolio totaled $253,247, or 0.1% of the Portfolio’s net assets.

Dyax Corp. - Contingent Value Right was acquired on January 22, 2016 as a result of Shire plc acquiring all of the outstanding common stock of Dyax Corp. Under terms of the merger agreement, former Dyax Corp. shareholders may receive additional value through a non-tradable contingent value right, payable upon U.S. Food and Drug Administration (FDA) approval of SHP643 (formerly DX-29330) in Hereditary Angiodema (“HAE”).

(d)

A market quotation for this investment was not readily available at September 30, 2017. As discussed in Note 2 of the Notes to Schedules of Investments, the price for this issue was derived from an estimate of fair market value using methods determined in good faith by the Fund’s pricing policy approved by the Board. This security represents $253,247, or 0.1% of the Portfolio’s net assets.

(e)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

17

Ohio National Fund, Inc.	Mid Cap Opportunity Portfolio

Schedule of Investments	September 30, 2017 (Unaudited)

Common Stocks – 97.0%			Shares	Value
CONSUMER DISCRETIONARY – 12.4%
Altice U.S.A., Inc. Class A (Media)	(a	)	19,796	$540,629
Bright Horizons Family Solutions, Inc. (Diversified Consumer Svs.)	(a	)	10,147	874,773
CBS Corp. Class B (Media)			8,972	520,376
Delphi Automotive PLC (Auto Components)			4,421	435,026
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)			23,994	1,273,601
Expedia, Inc. (Internet & Direct Marketing Retail)			10,605	1,526,484
Five Below, Inc. (Specialty Retail)	(a	)	9,763	535,793
PVH Corp. (Textiles, Apparel & Luxury Goods)			8,193	1,032,810
Ross Stores, Inc. (Specialty Retail)			20,596	1,329,884
Ulta Beauty, Inc. (Specialty Retail)	(a	)	2,952	667,329
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)			10,174	748,908

				9,485,613

CONSUMER STAPLES – 4.1%
Blue Buffalo Pet Products, Inc. (Food Products)	(a	)	29,935	848,657
Brown-Forman Corp. Class B (Beverages)			15,339	832,908
Hershey Co. / The (Food Products)			3,520	384,278
Monster Beverage Corp. (Beverages)	(a	)	18,451	1,019,418

				3,085,261

ENERGY – 1.8%
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	(a	)	5,343	703,780
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	(a	)	6,669	653,295

				1,357,075

FINANCIALS – 10.9%
Affiliated Managers Group, Inc. (Capital Markets)			4,558	865,245
Eagle Bancorp, Inc. (Banks)	(a	)	16,393	1,099,151
First Republic Bank (Banks)			10,052	1,050,032
Intercontinental Exchange, Inc. (Capital Markets)			20,036	1,376,473
Lazard Ltd. Class A (Capital Markets)			18,123	819,522
MSCI, Inc. (Capital Markets)			6,455	754,589
Northern Trust Corp. (Capital Markets)			18,039	1,658,325
SunTrust Banks, Inc. (Banks)			11,793	704,868

				8,328,205

HEALTH CARE – 16.6%
ACADIA Pharmaceuticals, Inc. (Biotechnology)	(a	)	10,693	402,805
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)			23,701	1,521,604
Agios Pharmaceuticals, Inc. (Biotechnology)	(a	)	2,640	176,220
Alkermes PLC (Biotechnology)	(a	)	15,507	788,376
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)			3,267	774,638
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a	)	12,310	1,345,606
Exelixis, Inc. (Biotechnology)	(a	)	21,481	520,485
Illumina, Inc. (Life Sciences Tools & Svs.)	(a	)	6,814	1,357,349
Incyte Corp. (Biotechnology)	(a	)	6,201	723,905
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a	)	2,150	1,346,244
Neurocrine Biosciences, Inc. (Biotechnology)	(a	)	7,446	456,291
Nevro Corp. (Health Care Equip. & Supplies)	(a	)	8,787	798,563
Seattle Genetics, Inc. (Biotechnology)	(a	)	7,123	387,562
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a	)	2,415	367,177
Zoetis, Inc. (Pharmaceuticals)			26,133	1,666,240

				12,633,065

INDUSTRIALS – 18.0%
Fortive Corp. (Machinery)			18,512	1,310,464

Common Stocks (Continued)			Shares	Value
INDUSTRIALS (continued)
Fortune Brands Home & Security, Inc. (Building Products)			12,377	$832,106
Hubbell, Inc. (Electrical Equip.)			4,885	566,758
IDEX Corp. (Machinery)			6,196	752,628
John Bean Technologies Corp. (Machinery)			7,529	761,182
L3 Technologies, Inc. (Aerospace & Defense)			5,411	1,019,595
Middleby Corp. / The (Machinery)	(a	)	15,082	1,933,060
Roper Technologies, Inc. (Industrial Conglomerates)			8,986	2,187,192
Sensata Technologies Holding N.V. (Electrical Equip.)	(a	)	29,566	1,421,238
WABCO Holdings, Inc. (Machinery)	(a	)	6,196	917,008
Welbilt, Inc. (Machinery)	(a	)	14,063	324,152
Xylem, Inc. (Machinery)			27,089	1,696,584

				13,721,967

INFORMATION TECHNOLOGY – 25.2%
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a	)	19,733	251,596
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)			29,402	2,488,585
Analog Devices, Inc. (Semiconductors & Equip.)			16,340	1,408,018
Autodesk, Inc. (Software)	(a	)	8,391	941,974
Black Knight Financial Services, Inc. Class A (IT Svs.)	(a	)	35,285	1,519,019
Electronic Arts, Inc. (Software)	(a	)	6,533	771,286
Fiserv, Inc. (IT Svs.)	(a	)	11,592	1,494,904
Global Payments, Inc. (IT Svs.)			13,802	1,311,604
GoDaddy, Inc. Class A (Internet Software & Svs.)	(a	)	18,725	814,725
Intuit, Inc. (Software)			9,437	1,341,375
Lam Research Corp. (Semiconductors & Equip.)			8,367	1,548,230
Qorvo, Inc. (Semiconductors & Equip.)	(a	)	5,274	372,766
Red Hat, Inc. (Software)	(a	)	8,571	950,181
ServiceNow, Inc. (Software)	(a	)	5,137	603,752
Splunk, Inc. (Software)	(a	)	9,129	606,439
Total System Services, Inc. (IT Svs.)			17,611	1,153,521
Tyler Technologies, Inc. (Software)	(a	)	3,201	557,998
Xilinx, Inc. (Semiconductors & Equip.)			15,029	1,064,504

				19,200,477

MATERIALS – 5.3%
Ashland Global Holdings, Inc. (Chemicals)			6,379	417,123
Avery Dennison Corp. (Containers & Packaging)			13,779	1,355,027
RPM International, Inc. (Chemicals)			14,500	744,430
Sherwin-Williams Co. / The (Chemicals)			1,761	630,508
Valvoline, Inc. (Chemicals)			37,655	883,010

				4,030,098

REAL ESTATE – 2.7%
Equinix, Inc. (Equity REIT)			2,043	911,791
SBA Communications Corp. (Equity REIT)	(a	)	8,056	1,160,467

				2,072,258

Total Common Stocks (Cost $58,081,847)				$73,914,019

Money Market Funds – 2.8%			Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class			2,145,157	$2,145,157

Total Money Market Funds (Cost $2,145,283)				$2,145,157

Total Investments – 99.8% (Cost $60,227,130)	(b	)		$76,059,176
Other Assets in Excess of Liabilities – 0.2%				186,285

Net Assets – 100.0%				$76,245,461

18	(continued)

Ohio National Fund, Inc.	Mid Cap Opportunity Portfolio (Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

19

Ohio National Fund, Inc.	S&P 500® Index Portfolio

Schedule of Investments	September 30, 2017 (Unaudited)

Common Stocks – 99.7%			Shares	Value
CONSUMER DISCRETIONARY – 11.8%
Advance Auto Parts, Inc. (Specialty Retail)			3,309	$328,253
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a	)	17,837	17,147,600
AutoZone, Inc. (Specialty Retail)	(a	)	1,254	746,268
Best Buy Co., Inc. (Specialty Retail)			11,853	675,147
BorgWarner, Inc. (Auto Components)			8,873	454,564
CarMax, Inc. (Specialty Retail)	(a	)	8,197	621,415
Carnival Corp. (Hotels, Restaurants & Leisure)			18,246	1,178,144
CBS Corp. Class B (Media)			16,285	944,530
Charter Communications, Inc. Class A (Media)	(a	)	8,998	3,270,053
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a	)	1,122	345,385
Coach, Inc. (Textiles, Apparel & Luxury Goods)			12,642	509,220
Comcast Corp. Class A (Media)			210,431	8,097,385
D.R. Horton, Inc. (Household Durables)			15,252	609,012
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)			5,608	441,798
Delphi Automotive PLC (Auto Components)			11,937	1,174,601
Discovery Communications, Inc. Class A (Media)	(a	)	6,795	144,666
Discovery Communications, Inc. Class C (Media)	(a	)	9,182	186,027
DISH Network Corp. Class A (Media)	(a	)	10,190	552,604
Dollar General Corp. (Multiline Retail)			11,653	944,476
Dollar Tree, Inc. (Multiline Retail)	(a	)	10,591	919,511
Expedia, Inc. (Internet & Direct Marketing Retail)			5,465	786,632
Foot Locker, Inc. (Specialty Retail)			5,882	207,164
Ford Motor Co. (Automobiles)			174,991	2,094,642
Gap, Inc. / The (Specialty Retail)			9,840	290,575
Garmin Ltd. (Household Durables)			4,964	267,907
General Motors Co. (Automobiles)			58,664	2,368,852
Genuine Parts Co. (Distributors)			6,565	627,942
Goodyear Tire & Rubber Co. / The (Auto Components)			11,282	375,126
H&R Block, Inc. (Diversified Consumer Svs.)			9,357	247,773
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)			16,316	402,026
Harley-Davidson, Inc. (Automobiles)			7,629	367,794
Hasbro, Inc. (Leisure Products)			5,092	497,336
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)			9,137	634,565
Home Depot, Inc. / The (Specialty Retail)			52,735	8,625,337
Interpublic Group of Cos., Inc. / The (Media)			17,589	365,675
Kohl’s Corp. (Multiline Retail)			7,549	344,612
L Brands, Inc. (Specialty Retail)			11,161	464,409
Leggett & Platt, Inc. (Household Durables)			5,908	281,989
Lennar Corp. Class A (Household Durables)			9,095	480,216
LKQ Corp. (Distributors)	(a	)	13,821	497,418
Lowe’s Cos., Inc. (Specialty Retail)			37,766	3,019,014
Macy’s, Inc. (Multiline Retail)			13,653	297,908
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)			13,995	1,543,089
Mattel, Inc. (Leisure Products)			15,346	237,556
McDonald’s Corp. (Hotels, Restaurants & Leisure)			36,237	5,677,613
MGM Resorts International (Hotels, Restaurants & Leisure)			23,157	754,687
Michael Kors Holdings Ltd. (Textiles, Apparel & Luxury Goods)	(a	)	6,782	324,519
Mohawk Industries, Inc. (Household Durables)	(a	)	2,824	698,968
Netflix, Inc. (Internet & Direct Marketing Retail)	(a	)	19,315	3,502,775
Newell Brands, Inc. (Household Durables)			21,924	935,497
News Corp. Class A (Media)			17,079	226,467
News Corp. Class B (Media)			5,458	74,502
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)			58,781	3,047,795
Nordstrom, Inc. (Multiline Retail)			5,204	245,369
Omnicom Group, Inc. (Media)			10,322	764,550
O’Reilly Automotive, Inc. (Specialty Retail)	(a	)	3,937	847,912
Priceline Group, Inc. / The (Internet & Direct Marketing Retail)	(a	)	2,195	4,018,650
PulteGroup, Inc. (Household Durables)			12,416	339,329
PVH Corp. (Textiles, Apparel & Luxury Goods)			3,464	436,672
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)			2,471	218,165

Common Stocks (Continued)			Shares	Value
CONSUMER DISCRETIONARY (continued)
Ross Stores, Inc. (Specialty Retail)			17,408	$1,124,035
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)			7,698	912,521
Scripps Networks Interactive, Inc. Class A (Media)			4,297	369,069
Signet Jewelers Ltd. (Specialty Retail)			2,704	179,951
Starbucks Corp. (Hotels, Restaurants & Leisure).			64,594	3,469,344
Target Corp. (Multiline Retail)			24,431	1,441,673
Tiffany & Co. (Specialty Retail)			4,567	419,159
Time Warner, Inc. (Media)			34,797	3,564,953
TJX Cos., Inc. / The (Specialty Retail)			28,463	2,098,577
Tractor Supply Co. (Specialty Retail)			5,666	358,601
TripAdvisor, Inc. (Internet & Direct Marketing Retail)	(a	)	4,844	196,327
Twenty-First Century Fox, Inc. Class A (Media)			47,333	1,248,644
Twenty-First Century Fox, Inc. Class B (Media)			19,385	499,939
Ulta Beauty, Inc. (Specialty Retail)	(a	)	2,612	590,469
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a	)	8,216	135,400
Under Armour, Inc. Class C (Textiles, Apparel & Luxury Goods)	(a	)	8,385	125,943
V.F. Corp. (Textiles, Apparel & Luxury Goods)			14,616	929,139
Viacom, Inc. Class B (Media)			15,783	439,399
Walt Disney Co. / The (Media)			69,048	6,806,061
Whirlpool Corp. (Household Durables)			3,264	602,012
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)			4,598	484,675
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)			3,577	532,687
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)			15,424	1,135,361

				114,393,625

CONSUMER STAPLES – 8.2%
Altria Group, Inc. (Tobacco)			85,829	5,443,275
Archer-Daniels-Midland Co. (Food Products)			25,164	1,069,722
Brown-Forman Corp. Class B (Beverages)			8,760	475,668
Campbell Soup Co. (Food Products)			8,676	406,210
Church & Dwight Co., Inc. (Household Products)			11,180	541,671
Clorox Co. / The (Household Products)			5,774	761,648
Coca-Cola Co. / The (Beverages)			171,737	7,729,882
Colgate-Palmolive Co. (Household Products)			39,404	2,870,581
Conagra Brands, Inc. (Food Products)			18,592	627,294
Constellation Brands, Inc. Class A (Beverages) .			7,690	1,533,771
Costco Wholesale Corp. (Food & Staples Retailing)			19,621	3,223,534
Coty, Inc. Class A (Personal Products)			21,101	348,800
CVS Health Corp. (Food & Staples Retailing)			45,476	3,698,108
Dr Pepper Snapple Group, Inc. (Beverages)			8,129	719,173
Estee Lauder Cos., Inc. / The Class A (Personal Products)			10,010	1,079,478
General Mills, Inc. (Food Products)			25,814	1,336,133
Hershey Co. / The (Food Products)			6,322	690,173
Hormel Foods Corp. (Food Products)			12,088	388,508
J.M. Smucker Co. / The (Food Products)			5,080	533,044
Kellogg Co. (Food Products)			11,114	693,180
Kimberly-Clark Corp. (Household Products)			15,805	1,859,932
Kraft Heinz Co. / The (Food Products)			26,699	2,070,508
Kroger Co. / The (Food & Staples Retailing)			40,139	805,188
McCormick & Co., Inc. (Food Products)			5,319	545,942
Molson Coors Brewing Co. Class B (Beverages)			8,251	673,612
Mondelez International, Inc. Class A (Food Products)			67,444	2,742,273
Monster Beverage Corp. (Beverages)	(a	)	18,555	1,025,164
PepsiCo, Inc. (Beverages)			63,909	7,121,380
Philip Morris International, Inc. (Tobacco)			69,481	7,713,086
Procter & Gamble Co. / The (Household Products)			114,079	10,378,908
Sysco Corp. (Food & Staples Retailing)			21,725	1,172,064
Tyson Foods, Inc. Class A (Food Products)			12,941	911,694
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)			41,169	3,179,070
Wal-Mart Stores, Inc. (Food & Staples Retailing)			65,481	5,116,685

				79,485,359

20	(continued)

Ohio National Fund, Inc.	S&P 500® Index Portfolio (Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

Common Stocks (Continued)			Shares	Value
ENERGY – 6.1%
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)			25,046	$1,223,497
Andeavor (Oil, Gas & Consumable Fuels)			6,457	666,039
Apache Corp. (Oil, Gas & Consumable Fuels)			17,041	780,478
Baker Hughes, a GE Co. (Energy Equip. & Svs.)			19,146	701,126
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)			20,688	553,404
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	(a	)	40,602	174,589
Chevron Corp. (Oil, Gas & Consumable Fuels)			84,778	9,961,415
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)			4,261	484,348
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	(a	)	6,655	876,597
ConocoPhillips (Oil, Gas & Consumable Fuels)			54,438	2,724,622
Devon Energy Corp. (Oil, Gas & Consumable Fuels)			23,498	862,612
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)			25,840	2,499,762
EQT Corp. (Oil, Gas & Consumable Fuels)			7,765	506,589
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)			189,556	15,539,801
Halliburton Co. (Energy Equip. & Svs.)			38,834	1,787,529
Helmerich & Payne, Inc. (Energy Equip. & Svs.)			4,865	253,515
Hess Corp. (Oil, Gas & Consumable Fuels)			12,110	567,838
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)			85,886	1,647,293
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)			38,090	516,500
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)			22,646	1,269,988
National Oilwell Varco, Inc. (Energy Equip. & Svs.)			16,968	606,267
Newfield Exploration Co. (Oil, Gas & Consumable Fuels)	(a	)	8,940	265,250
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)			21,761	617,142
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)			34,194	2,195,597
ONEOK, Inc. (Oil, Gas & Consumable Fuels)			16,985	941,139
Phillips 66 (Oil, Gas & Consumable Fuels)			19,221	1,760,836
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)			7,605	1,122,042
Range Resources Corp. (Oil, Gas & Consumable Fuels)			10,097	197,598
Schlumberger Ltd. (Energy Equip. & Svs.)			62,165	4,336,630
TechnipFMC PLC (Energy Equip. & Svs.)	(a	)	19,644	548,460
Valero Energy Corp. (Oil, Gas & Consumable Fuels)			19,757	1,519,906
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)			36,954	1,108,989

				58,817,398

FINANCIALS – 14.5%
Affiliated Managers Group, Inc. (Capital Markets)			2,503	475,144
Aflac, Inc. (Insurance)			17,681	1,439,057
Allstate Corp. / The (Insurance)			16,167	1,485,909
American Express Co. (Consumer Finance)			32,825	2,969,350
American International Group, Inc. (Insurance)			40,412	2,480,893
Ameriprise Financial, Inc. (Capital Markets)			6,707	996,057
Aon PLC (Insurance)			11,379	1,662,472
Arthur J. Gallagher & Co. (Insurance)			8,059	496,031
Assurant, Inc. (Insurance)			2,409	230,108
Bank of America Corp. (Banks)			438,945	11,122,866
Bank of New York Mellon Corp. / The (Capital Markets)			46,219	2,450,531
BB&T Corp. (Banks)			36,150	1,696,881
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a	)	86,080	15,780,186
BlackRock, Inc. (Capital Markets)			5,545	2,479,114
Brighthouse Financial, Inc. (Insurance)	(a	)	4,285	260,528
Capital One Financial Corp. (Consumer Finance)			21,636	1,831,704
CBOE Holdings, Inc. (Capital Markets)			5,046	543,101
Charles Schwab Corp. / The (Capital Markets)			53,315	2,331,998

Common Stocks (Continued)			Shares	Value
FINANCIALS (continued)
Chubb Ltd. (Insurance)			20,821	$2,968,034
Cincinnati Financial Corp. (Insurance)			6,674	511,028
Citigroup, Inc. (Banks)			121,885	8,865,915
Citizens Financial Group, Inc. (Banks)			22,395	848,099
CME Group, Inc. (Capital Markets)			15,199	2,062,200
Comerica, Inc. (Banks)			7,869	600,090
Discover Financial Services (Consumer Finance)			16,655	1,073,914
E*TRADE Financial Corp. (Capital Markets)	(a	)	12,305	536,621
Everest Re Group Ltd. (Insurance)			1,841	420,466
Fifth Third Bancorp (Banks)			32,953	922,025
Franklin Resources, Inc. (Capital Markets)			14,718	655,098
Goldman Sachs Group, Inc. / The (Capital Markets)			16,095	3,817,573
Hartford Financial Services Group, Inc. / The (Insurance)			16,298	903,398
Huntington Bancshares, Inc. (Banks)			48,755	680,620
Intercontinental Exchange, Inc. (Capital Markets)			26,327	1,808,665
Invesco Ltd. (Capital Markets)			18,228	638,709
JPMorgan Chase & Co. (Banks)			157,424	15,035,566
KeyCorp (Banks)			48,649	915,574
Leucadia National Corp. (Diversified Financial Svs.)			14,161	357,565
Lincoln National Corp. (Insurance)			9,909	728,113
Loews Corp. (Insurance)			12,347	590,927
M&T Bank Corp. (Banks)			6,797	1,094,589
Marsh & McLennan Cos., Inc. (Insurance)			22,929	1,921,680
MetLife, Inc. (Insurance)			47,546	2,470,015
Moody’s Corp. (Capital Markets)			7,433	1,034,748
Morgan Stanley (Capital Markets)			63,261	3,047,282
Nasdaq, Inc. (Capital Markets)			5,223	405,148
Navient Corp. (Consumer Finance)			12,254	184,055
Northern Trust Corp. (Capital Markets)			9,608	883,263
People’s United Financial, Inc. (Banks)			15,381	279,011
PNC Financial Services Group, Inc. / The (Banks)			21,439	2,889,334
Principal Financial Group, Inc. (Insurance)			12,015	773,045
Progressive Corp. / The (Insurance)			26,037	1,260,712
Prudential Financial, Inc. (Insurance)			19,101	2,030,818
Raymond James Financial, Inc. (Capital Markets)			5,745	484,476
Regions Financial Corp. (Banks)			53,456	814,135
S&P Global, Inc. (Capital Markets)			11,497	1,797,096
State Street Corp. (Capital Markets)			16,729	1,598,289
SunTrust Banks, Inc. (Banks)			21,468	1,283,142
Synchrony Financial (Consumer Finance)			33,441	1,038,343
T. Rowe Price Group, Inc. (Capital Markets)			10,752	974,669
Torchmark Corp. (Insurance)			4,840	387,636
Travelers Cos., Inc. / The (Insurance)			12,344	1,512,387
U.S. Bancorp (Banks)			71,095	3,809,981
Unum Group (Insurance)			10,095	516,157
Wells Fargo & Co. (Banks)			199,857	11,022,114
Willis Towers Watson PLC (Insurance)			6,008	926,614
XL Group Ltd. (Insurance)			11,538	455,174
Zions Bancorporation (Banks)			9,043	426,649

				140,992,692

HEALTH CARE – 14.5%
Abbott Laboratories (Health Care Equip. & Supplies)			77,726	4,147,459
AbbVie, Inc. (Biotechnology)			71,313	6,336,873
Aetna, Inc. (Health Care Providers & Svs.)			14,836	2,359,072
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)			14,377	923,003
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a	)	9,984	1,400,655
Align Technology, Inc. (Health Care Equip. & Supplies)	(a	)	3,227	601,093
Allergan PLC (Pharmaceuticals)			14,955	3,065,027
AmerisourceBergen Corp. (Health Care Providers & Svs.)			7,253	600,186
Amgen, Inc. (Biotechnology)			32,642	6,086,101
Anthem, Inc. (Health Care Providers & Svs.)			11,747	2,230,520
Baxter International, Inc. (Health Care Equip. & Supplies)			22,426	1,407,232
Becton Dickinson and Co. (Health Care Equip. & Supplies)			10,180	1,994,771

21	(continued)

Ohio National Fund, Inc.	S&P 500® Index Portfolio (Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

Common Stocks (Continued)			Shares	Value
HEALTH CARE (continued)
Biogen, Inc. (Biotechnology)	(a	)	9,458	$2,961,489
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a	)	61,385	1,790,601
Bristol-Myers Squibb Co. (Pharmaceuticals)			73,362	4,676,094
C.R. Bard, Inc. (Health Care Equip. & Supplies)			3,252	1,042,266
Cardinal Health, Inc. (Health Care Providers & Svs.)			14,149	946,851
Celgene Corp. (Biotechnology)	(a	)	34,999	5,103,554
Centene Corp. (Health Care Providers & Svs.)	(a	)	7,717	746,774
Cerner Corp. (Health Care Technology)	(a	)	14,092	1,005,041
Cigna Corp. (Health Care Providers & Svs.)			11,264	2,105,692
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)			2,189	519,034
Danaher Corp. (Health Care Equip. & Supplies)			27,348	2,345,911
DaVita, Inc. (Health Care Providers & Svs.)	(a	)	6,841	406,287
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)			10,270	614,249
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a	)	9,446	1,032,542
Eli Lilly & Co. (Pharmaceuticals)			43,343	3,707,560
Envision Healthcare Corp. (Health Care Providers & Svs.)	(a	)	5,404	242,910
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a	)	25,836	1,635,936
Gilead Sciences, Inc. (Biotechnology)			58,421	4,733,269
HCA Healthcare, Inc. (Health Care Providers & Svs.)	(a	)	12,927	1,028,860
Henry Schein, Inc. (Health Care Providers & Svs.)	(a	)	7,110	582,949
Hologic, Inc. (Health Care Equip. & Supplies)	(a	)	12,544	460,239
Humana, Inc. (Health Care Providers & Svs.)			6,465	1,575,068
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a	)	3,904	607,033
Illumina, Inc. (Life Sciences Tools & Svs.)	(a	)	6,529	1,300,577
Incyte Corp. (Biotechnology)	(a	)	7,638	891,660
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a	)	1,668	1,744,528
Johnson & Johnson (Pharmaceuticals)			120,071	15,610,431
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)	(a	)	4,554	687,517
McKesson Corp. (Health Care Providers & Svs.)			9,406	1,444,856
Medtronic PLC (Health Care Equip. & Supplies)			60,599	4,712,784
Merck & Co., Inc. (Pharmaceuticals)			122,357	7,834,519
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a	)	1,148	718,832
Mylan N.V. (Pharmaceuticals)	(a	)	23,989	752,535
Patterson Cos., Inc. (Health Care Providers & Svs.)			3,710	143,392
PerkinElmer, Inc. (Life Sciences Tools & Svs.)			4,931	340,091
Perrigo Co. PLC (Pharmaceuticals)			5,933	502,228
Pfizer, Inc. (Pharmaceuticals)			266,975	9,531,008
Quest Diagnostics, Inc. (Health Care Providers & Svs.)			6,103	571,485
Quintiles IMS Holdings, Inc. (Life Sciences Tools & Svs.)	(a	)	6,781	644,670
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a	)	3,437	1,536,751
ResMed, Inc. (Health Care Equip. & Supplies)			6,354	489,004
Stryker Corp. (Health Care Equip. & Supplies)			14,392	2,043,952
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)			17,904	3,387,437
UnitedHealth Group, Inc. (Health Care Providers & Svs.)			43,254	8,471,296
Universal Health Services, Inc. Class B (Health
Care Providers & Svs.)			3,953	438,546
Varian Medical Systems, Inc. (Health Care Equip. & Supplies)	(a	)	4,099	410,146
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a	)	11,279	1,714,859
Waters Corp. (Life Sciences Tools & Svs.)	(a	)	3,571	641,066
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)			9,045	1,059,079
Zoetis, Inc. (Pharmaceuticals)			21,957	1,399,978

				140,045,428

Common Stocks (Continued)			Shares	Value
INDUSTRIALS – 10.2%
3M Co. (Industrial Conglomerates)			26,698	$5,603,910
A.O. Smith Corp. (Building Products)			6,549	389,207
Acuity Brands, Inc. (Electrical Equip.)			1,883	322,520
Alaska Air Group, Inc. (Airlines)			5,538	422,383
Allegion PLC (Building Products)			4,245	367,065
American Airlines Group, Inc. (Airlines)			19,387	920,689
AMETEK, Inc. (Electrical Equip.)			10,341	682,920
Arconic, Inc. (Aerospace & Defense)			17,360	431,917
Boeing Co. / The (Aerospace & Defense)			24,857	6,318,898
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)			6,277	477,680
Caterpillar, Inc. (Machinery)			26,438	3,297,083
Cintas Corp. (Commercial Svs. & Supplies)			3,820	551,150
CSX Corp. (Road & Rail)			40,859	2,217,009
Cummins, Inc. (Machinery)			7,049	1,184,443
Deere & Co. (Machinery)			14,310	1,797,193
Delta Air Lines, Inc. (Airlines)			29,794	1,436,667
Dover Corp. (Machinery)			6,953	635,435
Eaton Corp. PLC (Electrical Equip.)			19,897	1,527,891
Emerson Electric Co. (Electrical Equip.)			28,630	1,799,109
Equifax, Inc. (Professional Svs.)			5,386	570,862
Expeditors International of Washington, Inc. (Air Freight & Logistics)			8,087	484,088
Fastenal Co. (Trading Companies & Distributors)			12,879	587,025
FedEx Corp. (Air Freight & Logistics)			11,041	2,490,629
Flowserve Corp. (Machinery)			5,854	249,322
Fluor Corp. (Construction & Engineering)			6,264	263,714
Fortive Corp. (Machinery)			13,646	966,000
Fortune Brands Home & Security, Inc. (Building Products)			6,903	464,089
General Dynamics Corp. (Aerospace & Defense)			12,460	2,561,527
General Electric Co. (Industrial Conglomerates)			387,313	9,365,228
Honeywell International, Inc. (Industrial Conglomerates)			34,101	4,833,476
IHS Markit Ltd. (Professional Svs.)	(a	)	16,250	716,300
Illinois Tool Works, Inc. (Machinery)			13,858	2,050,430
Ingersoll-Rand PLC (Machinery)			11,349	1,011,990
J.B. Hunt Transport Services, Inc. (Road & Rail)			3,819	424,215
Jacobs Engineering Group, Inc. (Construction & Engineering)			5,372	313,026
Johnson Controls International PLC (Building Products)			41,709	1,680,456
Kansas City Southern (Road & Rail)			4,716	512,535
L3 Technologies, Inc. (Aerospace & Defense)			3,500	659,505
Lockheed Martin Corp. (Aerospace & Defense)			11,210	3,478,351
Masco Corp. (Building Products)			14,248	555,815
Nielsen Holdings PLC (Professional Svs.)			15,047	623,698
Norfolk Southern Corp. (Road & Rail)			12,892	1,704,838
Northrop Grumman Corp. (Aerospace & Defense)			7,792	2,241,914
PACCAR, Inc. (Machinery)			15,706	1,136,172
Parker-Hannifin Corp. (Machinery)			5,954	1,042,069
Pentair PLC (Machinery)			7,388	502,088
Quanta Services, Inc. (Construction & Engineering)	(a	)	6,764	252,771
Raytheon Co. (Aerospace & Defense)			12,986	2,422,928
Republic Services, Inc. (Commercial Svs. & Supplies)			10,247	676,917
Robert Half International, Inc. (Professional Svs.)			5,642	284,018
Rockwell Automation, Inc. (Electrical Equip.)			5,742	1,023,282
Rockwell Collins, Inc. (Aerospace & Defense)			7,261	949,085
Roper Technologies, Inc. (Industrial Conglomerates)			4,573	1,113,068
Snap-on, Inc. (Machinery)			2,576	383,850
Southwest Airlines Co. (Airlines)			24,634	1,379,011
Stanley Black & Decker, Inc. (Machinery)			6,853	1,034,597
Stericycle, Inc. (Commercial Svs. & Supplies)	(a	)	3,822	273,732
Textron, Inc. (Aerospace & Defense)			11,842	638,047
TransDigm Group, Inc. (Aerospace & Defense)			2,159	551,948
Union Pacific Corp. (Road & Rail)			35,806	4,152,422
United Continental Holdings, Inc. (Airlines)	(a	)	11,566	704,138
United Parcel Service, Inc. Class B (Air Freight & Logistics)			30,805	3,699,372

22	(continued)

Ohio National Fund, Inc.	S&P 500® Index Portfolio (Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

Common Stocks (Continued)			Shares	Value
INDUSTRIALS (continued)
United Rentals, Inc. (Trading Companies & Distributors)	(a	)	3,787	$525,408
United Technologies Corp. (Aerospace & Defense)			33,233	3,857,687
Verisk Analytics, Inc. (Professional Svs.)	(a	)	6,951	578,254
W.W. Grainger, Inc. (Trading Companies & Distributors)			2,347	421,873
Waste Management, Inc. (Commercial Svs. & Supplies)			18,112	1,417,626
Xylem, Inc. (Machinery)			8,021	502,355

				98,714,920

INFORMATION TECHNOLOGY – 23.1%
Accenture PLC Class A (IT Svs.)			27,646	3,734,145
Activision Blizzard, Inc. (Software)			33,772	2,178,632
Adobe Systems, Inc. (Software)	(a	)	22,075	3,293,149
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a	)	36,000	459,000
Akamai Technologies, Inc. (Internet Software & Svs.)	(a	)	7,667	373,536
Alliance Data Systems Corp. (IT Svs.)			2,159	478,326
Alphabet, Inc. Class A (Internet Software & Svs.)	(a	)	13,340	12,989,425
Alphabet, Inc. Class C (Internet Software & Svs.)	(a	)	13,497	12,945,108
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)			13,654	1,155,675
Analog Devices, Inc. (Semiconductors & Equip.)			16,447	1,417,238
ANSYS, Inc. (Software)	(a	)	3,792	465,392
Apple, Inc. (Tech. Hardware, Storage & Periph.)			231,069	35,612,354
Applied Materials, Inc. (Semiconductors & Equip.)			47,709	2,485,162
Autodesk, Inc. (Software)	(a	)	9,805	1,100,709
Automatic Data Processing, Inc. (IT Svs.)			19,879	2,173,172
Broadcom Ltd. (Semiconductors & Equip.)			18,189	4,411,560
CA, Inc. (Software)			14,132	471,726
Cadence Design Systems, Inc. (Software)	(a	)	12,537	494,835
Cisco Systems, Inc. (Communications Equip.)			223,656	7,521,551
Citrix Systems, Inc. (Software)	(a	)	6,439	494,644
Cognizant Technology Solutions Corp. Class A (IT Svs.)			26,422	1,916,652
Corning, Inc. (Electronic Equip., Instr. & Comp.)			40,405	1,208,918
CSRA, Inc. (IT Svs.)			7,312	235,958
DXC Technology Co. (IT Svs.)			12,734	1,093,596
eBay, Inc. (Internet Software & Svs.)	(a	)	44,528	1,712,547
Electronic Arts, Inc. (Software)	(a	)	13,811	1,630,527
F5 Networks, Inc. (Communications Equip.)	(a	)	2,843	342,752
Facebook, Inc. Class A (Internet Software & Svs.)	(a	)	106,039	18,118,884
Fidelity National Information Services, Inc. (IT Svs.)			14,872	1,388,896
Fiserv, Inc. (IT Svs.)	(a	)	9,416	1,214,287
FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.)			6,138	238,830
Gartner, Inc. (IT Svs.)	(a	)	4,053	504,234
Global Payments, Inc. (IT Svs.)			6,811	647,249
Harris Corp. (Communications Equip.)			5,359	705,673
Hewlett Packard Enterprise Co. (Tech.
Hardware, Storage & Periph.)			73,473	1,080,788
HP, Inc. (Tech. Hardware, Storage & Periph.)			74,717	1,491,351
Intel Corp. (Semiconductors & Equip.)			210,211	8,004,835
International Business Machines Corp. (IT Svs.)			38,772	5,625,042
Intuit, Inc. (Software)			10,888	1,547,620
Juniper Networks, Inc. (Communications Equip.)			17,014	473,500
KLA-Tencor Corp. (Semiconductors & Equip.)			7,023	744,438
Lam Research Corp. (Semiconductors & Equip.)			7,267	1,344,686
Mastercard, Inc. Class A (IT Svs.)			41,774	5,898,489
Microchip Technology, Inc. (Semiconductors & Equip.)			10,410	934,610
Micron Technology, Inc. (Semiconductors & Equip.)	(a	)	49,837	1,960,089
Microsoft Corp. (Software)			344,566	25,666,721
Motorola Solutions, Inc. (Communications Equip.)			7,277	617,599

Common Stocks (Continued)			Shares	Value
INFORMATION TECHNOLOGY (continued)
NetApp, Inc. (Tech. Hardware, Storage & Periph.)			12,066	$528,008
NVIDIA Corp. (Semiconductors & Equip.)			26,841	4,798,366
Oracle Corp. (Software)			135,093	6,531,747
Paychex, Inc. (IT Svs.)			14,323	858,807
PayPal Holdings, Inc. (IT Svs.)	(a	)	50,563	3,237,549
Qorvo, Inc. (Semiconductors & Equip.)	(a	)	5,694	402,452
QUALCOMM, Inc. (Semiconductors & Equip.)			66,104	3,426,831
Red Hat, Inc. (Software)	(a	)	7,939	880,118
salesforce.com, Inc. (Software)	(a	)	30,545	2,853,514
Seagate Technology PLC (Tech. Hardware, Storage & Periph.)			12,873	426,997
Skyworks Solutions, Inc. (Semiconductors & Equip.)			8,220	837,618
Symantec Corp. (Software)			27,490	901,947
Synopsys, Inc. (Software)	(a	)	6,710	540,356
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)			15,810	1,313,179
Texas Instruments, Inc. (Semiconductors & Equip.)			44,290	3,970,156
Total System Services, Inc. (IT Svs.)			7,500	491,250
VeriSign, Inc. (Internet Software & Svs.)	(a	)	3,844	408,963
Visa, Inc. (IT Svs.)			81,839	8,612,736
Western Digital Corp. (Tech. Hardware, Storage & Periph.)			13,191	1,139,702
Western Union Co. / The (IT Svs.)			20,750	398,400
Xerox Corp. (Tech. Hardware, Storage & Periph.)			9,570	318,585
Xilinx, Inc. (Semiconductors & Equip.)			11,111	786,992

				224,268,383

MATERIALS – 3.0%
Air Products & Chemicals, Inc. (Chemicals)			9,750	1,474,395
Albemarle Corp. (Chemicals)			4,942	673,644
Avery Dennison Corp. (Containers & Packaging)			3,947	388,148
Ball Corp. (Containers & Packaging)			15,743	650,186
CF Industries Holdings, Inc. (Chemicals)			10,445	367,246
DowDuPont, Inc. (Chemicals)			104,378	7,226,089
Eastman Chemical Co. (Chemicals)			6,474	585,832
Ecolab, Inc. (Chemicals)			11,652	1,498,564
FMC Corp. (Chemicals)			6,003	536,128
Freeport-McMoRan, Inc. (Metals & Mining)	(a	)	60,196	845,152
International Flavors & Fragrances, Inc. (Chemicals)			3,538	505,616
International Paper Co. (Containers & Packaging)			18,457	1,048,727
LyondellBasell Industries N.V. Class A (Chemicals)			14,519	1,438,107
Martin Marietta Materials, Inc. (Construction Materials)			2,811	579,712
Monsanto Co. (Chemicals)			19,648	2,354,223
Mosaic Co. / The (Chemicals)			15,727	339,546
Newmont Mining Corp. (Metals & Mining)			23,833	893,976
Nucor Corp. (Metals & Mining)			14,293	800,980
Packaging Corp. of America (Containers & Packaging)			4,219	483,835
PPG Industries, Inc. (Chemicals)			11,475	1,246,873
Praxair, Inc. (Chemicals)			12,797	1,788,253
Sealed Air Corp. (Containers & Packaging)			8,503	363,248
Sherwin-Williams Co. / The (Chemicals)			3,677	1,316,513
Vulcan Materials Co. (Construction Materials)			5,920	708,032
WestRock Co. (Containers & Packaging)			11,365	644,736

				28,757,761

REAL ESTATE – 3.0%
Alexandria Real Estate Equities, Inc. (Equity REIT)			4,188	498,246
American Tower Corp. (Equity REIT)			19,200	2,624,256
Apartment Investment & Management Co. Class A (Equity REIT)			7,022	307,985
AvalonBay Communities, Inc. (Equity REIT)			6,174	1,101,565
Boston Properties, Inc. (Equity REIT)			6,895	847,258
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a	)	13,477	510,509
Crown Castle International Corp. (Equity REIT)			18,174	1,817,037
Digital Realty Trust, Inc. (Equity REIT)			9,153	1,083,074

23	(continued)

Ohio National Fund, Inc.	S&P 500® Index Portfolio (Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

Common Stocks (Continued)		Shares	Value
REAL ESTATE (continued)
Duke Realty Corp. (Equity REIT)		15,924	$458,930
Equinix, Inc. (Equity REIT)		3,485	1,555,355
Equity Residential (Equity REIT)		16,425	1,082,900
Essex Property Trust, Inc. (Equity REIT)		2,952	749,897
Extra Space Storage, Inc. (Equity REIT)		5,644	451,068
Federal Realty Investment Trust (Equity REIT)		3,231	401,323
GGP, Inc. (Equity REIT)		28,006	581,685
HCP, Inc. (Equity REIT)		21,000	584,430
Host Hotels & Resorts, Inc. (Equity REIT)		33,150	612,943
Iron Mountain, Inc. (Equity REIT)		11,825	459,993
Kimco Realty Corp. (Equity REIT)		19,075	372,916
Macerich Co. / The (Equity REIT)		4,868	267,594
Mid-America Apartment Communities, Inc. (Equity REIT)		5,085	543,485
Prologis, Inc. (Equity REIT)		23,792	1,509,840
Public Storage (Equity REIT)		6,695	1,432,663
Realty Income Corp. (Equity REIT)		12,273	701,893
Regency Centers Corp. (Equity REIT)		6,617	410,519
SBA Communications Corp. (Equity REIT)	(a)	5,384	775,565
Simon Property Group, Inc. (Equity REIT)		13,904	2,238,683
SL Green Realty Corp. (Equity REIT)		4,425	448,341
UDR, Inc. (Equity REIT)		11,969	455,181
Ventas, Inc. (Equity REIT)		15,931	1,037,586
Vornado Realty Trust (Equity REIT)		7,715	593,129
Welltower, Inc. (Equity REIT)		16,500	1,159,620
Weyerhaeuser Co. (Equity REIT)		33,662	1,145,518

			28,820,987

TELECOMMUNICATION SERVICES – 2.2%
AT&T, Inc. (Diversified Telecom. Svs.)		274,675	10,759,020
CenturyLink, Inc. (Diversified Telecom. Svs.)		24,589	464,732
Level 3 Communications, Inc. (Diversified Telecom. Svs.)	(a)	13,142	700,337
Verizon Communications, Inc. (Diversified Telecom. Svs.)		182,490	9,031,430

			20,955,519

UTILITIES – 3.1%
AES Corp. (Ind. Power & Renewable Elec.)		29,584	326,016
Alliant Energy Corp. (Electric Utilities)		10,339	429,792
Ameren Corp. (Multi-Utilities)		10,843	627,159
American Electric Power Co., Inc. (Electric Utilities)		22,016	1,546,404

Common Stocks (Continued)		Shares	Value
UTILITIES (continued)
American Water Works Co., Inc. (Water Utilities)		7,982	$645,823
CenterPoint Energy, Inc. (Multi-Utilities)		19,257	562,497
CMS Energy Corp. (Multi-Utilities)		12,619	584,512
Consolidated Edison, Inc. (Multi-Utilities)		13,862	1,118,386
Dominion Energy, Inc. (Multi-Utilities)		28,748	2,211,584
DTE Energy Co. (Multi-Utilities)		8,021	861,134
Duke Energy Corp. (Electric Utilities)		31,314	2,627,871
Edison International (Electric Utilities)		14,575	1,124,753
Entergy Corp. (Electric Utilities)		8,020	612,407
Eversource Energy (Electric Utilities)		14,181	857,100
Exelon Corp. (Electric Utilities)		42,950	1,617,926
FirstEnergy Corp. (Electric Utilities)		19,887	613,116
NextEra Energy, Inc. (Electric Utilities)		20,945	3,069,490
NiSource, Inc. (Multi-Utilities)		14,576	373,000
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		13,447	344,109
PG&E Corp. (Electric Utilities)		22,946	1,562,393
Pinnacle West Capital Corp. (Electric Utilities)		4,996	422,462
PPL Corp. (Electric Utilities)		30,561	1,159,790
Public Service Enterprise Group, Inc. (Multi-Utilities)		22,619	1,046,129
SCANA Corp. (Multi-Utilities)		6,404	310,530
Sempra Energy (Multi-Utilities)		11,237	1,282,479
Southern Co. / The (Electric Utilities)		44,710	2,197,049
WEC Energy Group, Inc. (Multi-Utilities)		14,112	885,951
Xcel Energy, Inc. (Electric Utilities)		22,699	1,074,117

			30,093,979

Total Common Stocks (Cost $705,602,456)			$965,346,051

Money Market Funds – 0.4%		Shares	Value

State Street Institutional Liquid Reserves Fund Institutional Class		4,228,021	$4,228,021

Total Money Market Funds (Cost $4,228,209)			$4,228,021

Total Investments – 100.1% (Cost $709,830,665)	(b)		$969,574,072
Liabilities in Excess of Other Assets – (0.1)%	(c)		(998,777)

Net Assets – 100.0%			$968,575,295

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(c)	Includes $286,431 of cash pledged as collateral for the futures contracts outstanding at September 30, 2017. See also the following Schedule of Open Futures Contracts.

The accompanying notes are an integral part of these financial statements.

Schedule of Open Futures Contracts	September 30, 2017 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CME E-mini S&P 500 Index - Long	42	December 15, 2017	$5,216,745	$5,283,810	$67,065

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Strategic Value Portfolio

Schedule of Investments	September 30, 2017 (Unaudited)

Common Stocks – 97.8%		Shares	Value
CONSUMER DISCRETIONARY – 0.6%
Target Corp. (Multiline Retail)		66,175	$3,904,987

CONSUMER STAPLES – 19.0%
Altria Group, Inc. (Tobacco)		407,070	25,816,379
Coca-Cola Co. / The (Beverages)		550,950	24,798,259
General Mills, Inc. (Food Products)		129,425	6,699,038
Imperial Brands PLC (Tobacco)	(a)	118,225	5,045,934
Kimberly-Clark Corp. (Household Products)		76,600	9,014,288
PepsiCo, Inc. (Beverages)		26,650	2,969,610
Philip Morris International, Inc. (Tobacco)		239,920	26,633,519
Procter & Gamble Co. / The (Household Products)		129,065	11,742,334

			112,719,361

ENERGY – 13.2%
BP PLC (Oil, Gas & Consumable Fuels)	(a)	1,949,425	12,488,000
Chevron Corp. (Oil, Gas & Consumable Fuels)		152,655	17,936,963
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		250,325	20,521,644
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		216,200	13,882,202
TOTAL SA (Oil, Gas & Consumable Fuels)	(a)	242,975	13,046,405

			77,875,214

FINANCIALS – 2.3%
Canadian Imperial Bank of Commerce (Banks)		40,075	3,506,302
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Insurance)	(a)	47,625	10,192,988

			13,699,290

HEALTH CARE – 14.9%
AbbVie, Inc. (Biotechnology)		279,500	24,836,370
AstraZeneca PLC (Pharmaceuticals)	(a)	239,205	15,907,470
GlaxoSmithKline PLC (Pharmaceuticals)	(a)	872,831	17,448,424
Merck & Co., Inc. (Pharmaceuticals)		237,825	15,227,935
Sanofi (Pharmaceuticals)	(a)	147,686	14,701,643

			88,121,842

INDUSTRIALS – 1.4%
United Parcel Service, Inc. Class B (Air Freight & Logistics)		67,250	8,076,052

INFORMATION TECHNOLOGY – 0.6%
Paychex, Inc. (IT Svs.)		60,450	3,624,582

Common Stocks (Continued)		Shares	Value
REAL ESTATE – 9.9%
Crown Castle International Corp. (Equity REIT)		211,925	$21,188,261
Digital Realty Trust, Inc. (Equity REIT)		49,670	5,877,451
National Retail Properties, Inc. (Equity REIT)		116,000	4,832,560
Omega Healthcare Investors, Inc. (Equity REIT)		101,550	3,240,460
Public Storage (Equity REIT)		14,650	3,134,954
Realty Income Corp. (Equity REIT)		73,800	4,220,622
Ventas, Inc. (Equity REIT)		159,330	10,377,163
Welltower, Inc. (Equity REIT)		78,800	5,538,064

			58,409,535

TELECOMMUNICATION SERVICES – 18.6%
AT&T, Inc. (Diversified Telecom. Svs.)		716,348	28,059,351
BCE, Inc. (Diversified Telecom. Svs.)		544,505	25,511,330
Verizon Communications, Inc. (Diversified Telecom. Svs.)		595,951	29,493,615
Vodafone Group PLC – ADR (Wireless Telecom. Svs.)		950,868	27,061,704

			110,126,000

UTILITIES – 17.3%
American Electric Power Co., Inc. (Electric Utilities)		69,425	4,876,412
Consolidated Edison, Inc. (Multi-Utilities)		49,925	4,027,949
Dominion Energy, Inc. (Multi-Utilities)		244,425	18,803,615
Duke Energy Corp. (Electric Utilities)		276,931	23,240,050
National Grid PLC (Multi-Utilities)	(a)	1,455,850	18,031,495
PPL Corp. (Electric Utilities)		434,925	16,505,404
Public Service Enterprise Group, Inc. (Multi-Utilities)		172,100	7,959,625
Southern Co. / The (Electric Utilities)		181,860	8,936,600

			102,381,150

Total Common Stocks (Cost $544,012,102)			$578,938,013

Money Market Funds – 1.6%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class		9,129,743	$9,129,743

Total Money Market Funds (Cost $9,130,288)			$9,129,743

Total Investments –99.4% (Cost $553,142,390)	(b)		$588,067,756
Other Assets in Excess of Liabilities – 0.6%			3,661,914

Net Assets – 100.0%			$591,729,670

Percentages are stated as a percent of net assets.

Abbreviations:

ADR:	American Depositary Receipts

Footnotes:

(a)

Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $106,862,359 or 18.1% of the Portfolio’s net assets.

Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	High Income Bond Portfolio

Schedule of Investments	September 30, 2017 (Unaudited)

Corporate Bonds – 95.1%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY – 24.9%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	6.000%	04/01/2022	$678,000	$699,357
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	4.250%	05/15/2024	250,000	250,938
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	10/15/2025	725,000	737,687
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	10/15/2025	650,000	661,375
Acosta, Inc. (Media)	(a)	7.750%	10/01/2022	1,100,000	792,000
Adient Global Holdings Ltd. (Auto Components)	(a)	4.875%	08/15/2026	950,000	971,375
Altice U.S. Finance I Corp. (Media)	(a)	5.375%	07/15/2023	375,000	396,563
AMC Entertainment Holdings, Inc. (Media)		5.875%	11/15/2026	300,000	294,750
AMC Entertainment Holdings, Inc. (Media)		6.125%	05/15/2027	200,000	197,500
AMC Networks, Inc. (Media)		5.000%	04/01/2024	800,000	826,000
AMC Networks, Inc. (Media)		4.750%	08/01/2025	250,000	252,500
American Axle & Manufacturing, Inc. (Auto Components)		6.625%	10/15/2022	125,000	129,214
American Axle & Manufacturing, Inc. (Auto Components)	(a)	6.500%	04/01/2027	625,000	630,469
Aramark Services, Inc. (Hotels, Restaurants & Leisure)		5.125%	01/15/2024	550,000	583,687
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	04/01/2025	300,000	321,000
Aramark Services, Inc. (Hotels, Restaurants & Leisure)		4.750%	06/01/2026	375,000	394,838
Ardonagh Midco 3 PLC (Hotels, Restaurants & Leisure)	(a)	8.625%	07/15/2023	850,000	894,625
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		6.875%	05/15/2023	525,000	561,424
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		6.375%	04/01/2026	650,000	709,312
Cablevision Systems Corp. (Media)		5.875%	09/15/2022	1,200,000	1,242,000
CBS Radio, Inc. (Media)	(a)	7.250%	11/01/2024	600,000	640,500
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.250%	09/30/2022	300,000	309,000
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.125%	02/15/2023	150,000	154,875
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.750%	09/01/2023	325,000	337,188
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.750%	01/15/2024	1,275,000	1,324,406
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.375%	05/01/2025	175,000	181,365
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.125%	05/01/2027	1,750,000	1,774,062
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.875%	05/01/2027	150,000	157,125
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.000%	02/01/2028	650,000	650,000
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. (Hotels, Restaurants & Leisure)		5.375%	06/01/2024	375,000	394,219
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Operations LLC (Hotels, Restaurants & Leisure)	(a)	5.375%	04/15/2027	100,000	105,000
Cequel Communications Holdings I LLC / Cequel Capital Corp. (Media)	(a)	5.125%	12/15/2021	750,000	763,125
Cequel Communications Holdings I LLC / Cequel Capital Corp. (Media)	(a)	5.125%	12/15/2021	100,000	101,750
Cequel Communications Holdings I LLC / Cequel Capital Corp. (Media)	(a)	7.750%	07/15/2025	1,175,000	1,298,375
Chester Downs & Marina LLC / Chester Downs Finance Corp. (Hotels, Restaurants & Leisure)	(a)	9.250%	02/01/2020	900,000	911,250
Clear Channel Worldwide Holdings, Inc. (Media)		6.500%	11/15/2022	825,000	849,750
Clear Channel Worldwide Holdings, Inc. (Media)		6.500%	11/15/2022	275,000	282,219
Cooper-Standard Automotive, Inc. (Auto Components)	(a)	5.625%	11/15/2026	200,000	204,500
CRC Escrow Issuer LLC / CRC Finco, Inc. (Hotels, Restaurants & Leisure)	(a)	5.250%	10/15/2025	1,375,000	1,375,000
CSC Holdings LLC (Media)		5.250%	06/01/2024	250,000	252,813
CSC Holdings LLC (Media)	(a)	5.500%	04/15/2027	775,000	806,000
Dana Financing Luxembourg Sarl (Auto Components)	(a)	5.750%	04/15/2025	175,000	184,625
Dana Financing Luxembourg Sarl (Auto Components)	(a)	6.500%	06/01/2026	800,000	864,000
DISH DBS Corp. (Media)		5.875%	07/15/2022	1,325,000	1,407,812
DISH DBS Corp. (Media)		5.875%	11/15/2024	650,000	681,005
DISH DBS Corp. (Media)		7.750%	07/01/2026	300,000	344,250
E.W. Scripps Company / The (Media)	(a)	5.125%	05/15/2025	175,000	178,500
Eldorado Resorts, Inc. (Hotels, Restaurants & Leisure)		6.000%	04/01/2025	500,000	525,100
EMI Music Publishing Group North America Holdings, Inc. (Media)	(a)	7.625%	06/15/2024	875,000	973,437
FGI Operating Co. LLC / FGI Finance, Inc. (Acquired 04/12/2012 through 11/04/2013, Cost $812,624) (Leisure Products)	(b)	7.875%	05/01/2020	800,000	520,000
Gates Global LLC / Gates Global Co. (Auto Components)	(a)	6.000%	07/15/2022	1,550,000	1,592,625
GLP Capital LP / GLP Financing II, Inc. (Hotels, Restaurants & Leisure)		5.375%	11/01/2023	150,000	164,250
GLP Capital LP / GLP Financing II, Inc. (Hotels, Restaurants & Leisure)		5.375%	04/15/2026	125,000	136,406
Goodyear Tire & Rubber Co. / The (Auto Components)		5.125%	11/15/2023	300,000	313,875
Goodyear Tire & Rubber Co. / The (Auto Components)		5.000%	05/31/2026	200,000	208,500
Goodyear Tire & Rubber Co. / The (Auto Components)		4.875%	03/15/2027	325,000	334,581
Gray Television, Inc. (Media)	(a)	5.125%	10/15/2024	250,000	251,250
Gray Television, Inc. (Media)	(a)	5.875%	07/15/2026	825,000	849,750
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	4.875%	05/15/2026	475,000	493,406
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)		4.250%	09/01/2024	150,000	153,000
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. (Hotels, Restaurants & Leisure)		4.625%	04/01/2025	375,000	386,250
iHeartCommunications, Inc. (Media)		9.000%	03/01/2021	700,000	497,437
IHO Verwaltung GmbH (Auto Components)	(a)(c)	4.750%, 5.500 PIK	09/15/2026	1,075,000	1,095,156
Intelsat Jackson Holdings SA (Media)		7.500%	04/01/2021	1,525,000	1,444,937
Intelsat Jackson Holdings SA (Media)		5.500%	08/01/2023	550,000	466,125
Intelsat Jackson Holdings SA (Media)	(a)	8.000%	02/15/2024	675,000	725,625
Intelsat Jackson Holdings SA (Media)	(a)	9.750%	07/15/2025	350,000	353,500
J.B. Poindexter & Co., Inc. (Auto Components)	(a)	9.000%	04/01/2022	425,000	444,125
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (Hotels, Restaurants & Leisure)	(a)	5.000%	06/01/2024	150,000	158,063
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (Hotels, Restaurants & Leisure)	(a)	5.250%	06/01/2026	300,000	318,000
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (Hotels, Restaurants & Leisure)	(a)	4.750%	06/01/2027	650,000	669,500

26	(continued)

Ohio National Fund, Inc.	High Income Bond Portfolio (Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY (continued)
Lamar Media Corp. (Media)		5.375%	01/15/2024	$275,000	$289,438
LIN Television Corp. (Media)		5.875%	11/15/2022	350,000	364,875
Live Nation Entertainment, Inc. (Media)	(a)	4.875%	11/01/2024	250,000	258,750
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. (Hotels, Restaurants & Leisure)		5.625%	05/01/2024	50,000	54,179
MGM Resorts International (Hotels, Restaurants & Leisure)		6.750%	10/01/2020	150,000	165,375
MGM Resorts International (Hotels, Restaurants & Leisure)		7.750%	03/15/2022	475,000	554,562
MGM Resorts International (Hotels, Restaurants & Leisure)		4.625%	09/01/2026	1,575,000	1,594,687
Michaels Stores, Inc. (Specialty Retail)	(a)	5.875%	12/15/2020	1,275,000	1,303,687
Mohegan Gaming & Entertainment (Hotels, Restaurants & Leisure)	(a)	7.875%	10/15/2024	925,000	988,594
Nexstar Broadcasting, Inc. (Media)	(a)	6.125%	02/15/2022	475,000	495,188
Nexstar Broadcasting, Inc. (Media)	(a)	5.625%	08/01/2024	1,025,000	1,060,875
Nielsen Finance LLC / Nielsen Finance Co. (Media)	(a)	5.000%	04/15/2022	1,250,000	1,295,312
Outfront Media Capital LLC / Outfront Media Capital Corp. (Media)		5.250%	02/15/2022	300,000	310,125
Outfront Media Capital LLC / Outfront Media Capital Corp. (Media)		5.625%	02/15/2024	300,000	312,750
Party City Holdings, Inc. (Specialty Retail)	(a)	6.125%	08/15/2023	975,000	1,014,000
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)	(a)	5.625%	01/15/2027	375,000	389,063
PetSmart, Inc. (Specialty Retail)	(a)	7.125%	03/15/2023	1,600,000	1,248,480
PetSmart, Inc. (Specialty Retail)	(a)	8.875%	06/01/2025	325,000	257,969
Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure)		5.625%	05/01/2024	1,075,000	1,099,187
Regal Entertainment Group (Media)		5.750%	02/01/2025	550,000	556,875
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp. (Hotels, Restaurants & Leisure)	(a)	6.125%	08/15/2021	900,000	909,000
RSI Home Products, Inc. (Household Durables)	(a)	6.500%	03/15/2023	975,000	1,023,750
Sally Holdings LLC / Sally Capital, Inc. (Specialty Retail)		5.625%	12/01/2025	650,000	666,250
Seminole Hard Rock Entertainment, Inc. / Seminole Hard Rock International LLC (Hotels, Restaurants & Leisure)	(a)	5.875%	05/15/2021	1,400,000	1,414,000
Seminole Tribe of Florida, Inc. (Hotels, Restaurants & Leisure)	(a)	7.804%	10/01/2020	520,000	525,200
ServiceMaster Co. LLC / The (Diversified Consumer Svs.)		7.100%	03/01/2018	450,000	456,750
ServiceMaster Co. LLC / The (Diversified Consumer Svs.)	(a)	5.125%	11/15/2024	700,000	719,250
ServiceMaster Co. LLC / The (Diversified Consumer Svs.)		7.450%	08/15/2027	300,000	327,750
Sinclair Television Group, Inc. (Media)	(a)	5.625%	08/01/2024	875,000	897,969
Sinclair Television Group, Inc. (Media)	(a)	5.875%	03/15/2026	750,000	765,000
Sinclair Television Group, Inc. (Media)	(a)	5.125%	02/15/2027	250,000	242,813
Sirius XM Radio, Inc. (Media)	(a)	4.625%	05/15/2023	1,175,000	1,207,312
Sirius XM Radio, Inc. (Media)	(a)	6.000%	07/15/2024	275,000	295,969
Sirius XM Radio, Inc. (Media)	(a)	5.375%	04/15/2025	150,000	158,250
Sirius XM Radio, Inc. (Media)	(a)	5.375%	07/15/2026	725,000	763,062
Sirius XM Radio, Inc. (Media)	(a)	5.000%	08/01/2027	250,000	255,000
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	4.875%	07/31/2024	350,000	356,125
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	5.500%	04/15/2027	1,375,000	1,409,375
Springs Industries, Inc. (Textiles, Apparel & Luxury Goods)		6.250%	06/01/2021	380,000	391,875
Station Casinos LLC (Hotels, Restaurants & Leisure)		7.500%	03/01/2021	313,000	324,738
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	5.000%	10/01/2025	550,000	551,320
Sugarhouse HSP Gaming Prop. Mezz LP / Sugarhouse HSP Gaming Finance Corp. (Hotels, Restaurants & Leisure)	(a)	5.875%	05/15/2025	500,000	491,250
TEGNA, Inc. (Media)		6.375%	10/15/2023	700,000	744,625
TEGNA, Inc. (Media)	(a)	5.500%	09/15/2024	225,000	236,813
Tenneco, Inc. (Auto Components)		5.000%	07/15/2026	100,000	102,500
TI Group Automotive Systems LLC (Auto Components)	(a)	8.750%	07/15/2023	775,000	821,500
Tribune Media Co. (Media)		5.875%	07/15/2022	1,225,000	1,274,000
Unitymedia GmbH (Media)	(a)	6.125%	01/15/2025	975,000	1,039,594
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (Media)	(a)	5.500%	01/15/2023	427,500	441,394
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (Media)	(a)	5.000%	01/15/2025	200,000	210,250
Urban One, Inc. (Media)	(a)	9.250%	02/15/2020	650,000	615,875
Urban One, Inc. (Media)	(a)	7.375%	04/15/2022	625,000	625,000
Virgin Media Finance PLC (Media)	(a)	6.375%	04/15/2023	475,000	495,781
Virgin Media Finance PLC (Media)	(a)	6.000%	10/15/2024	800,000	841,000
Virgin Media Finance PLC (Media)	(a)	5.750%	01/15/2025	400,000	414,000
Virgin Media Secured Finance PLC (Media)	(a)	5.250%	01/15/2026	425,000	442,531
Virgin Media Secured Finance PLC (Media)	(a)	5.500%	08/15/2026	200,000	210,750
WMG Acquisition Corp. (Media)	(a)	5.000%	08/01/2023	75,000	77,438
WMG Acquisition Corp. (Media)	(a)	4.875%	11/01/2024	200,000	205,500
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (Hotels, Restaurants & Leisure)	(a)	5.250%	05/15/2027	325,000	331,091
ZF North America Capital, Inc. (Auto Components)	(a)	4.750%	04/29/2025	350,000	369,250
Ziggo Bond Finance BV (Media)	(a)	6.000%	01/15/2027	775,000	802,125
Ziggo Secured Finance BV (Media)	(a)	5.500%	01/15/2027	925,000	947,838

					80,169,060

CONSUMER STAPLES – 3.1%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC (Food & Staples Retailing)		6.625%	06/15/2024	1,025,000	954,531
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC (Food & Staples Retailing)		5.750%	03/15/2025	525,000	462,000
First Quality Finance Co., Inc. (Personal Products)	(a)	4.625%	05/15/2021	1,450,000	1,464,935
First Quality Finance Co., Inc. (Personal Products)	(a)	5.000%	07/01/2025	100,000	103,125
Hearthside Group Holdings LLC / Hearthside Finance Co. (Food Products)	(a)	6.500%	05/01/2022	850,000	871,250
Lamb Weston Holdings, Inc. (Food Products)	(a)	4.875%	11/01/2026	500,000	525,000
Performance Food Group, Inc. (Food & Staples Retailing)	(a)	5.500%	06/01/2024	75,000	77,438

27	(continued)

Ohio National Fund, Inc.	High Income Bond Portfolio (Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
CONSUMER STAPLES (continued)
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. (Food Products)		5.875%	01/15/2024	$250,000	$265,000
Post Holdings, Inc. (Food Products)	(a)	6.000%	12/15/2022	100,000	104,750
Post Holdings, Inc. (Food Products)	(a)	5.000%	08/15/2026	2,000,000	1,996,250
Post Holdings, Inc. (Food Products)	(a)	5.750%	03/01/2027	400,000	412,000
Rite Aid Corp. (Food & Staples Retailing)	(a)	6.125%	04/01/2023	550,000	534,875
Spectrum Brands, Inc. (Household Products)		6.125%	12/15/2024	175,000	187,469
Spectrum Brands, Inc. (Household Products)		5.750%	07/15/2025	400,000	426,000
U.S. Foods, Inc. (Food & Staples Retailing)	(a)	5.875%	06/15/2024	1,550,000	1,623,625

					10,008,248

ENERGY – 11.7%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.500%	05/01/2025	625,000	648,437
Andeavor (Oil, Gas & Consumable Fuels)		5.125%	04/01/2024	200,000	211,182
Andeavor Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	10/15/2019	50,000	52,625
Andeavor Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		5.875%	10/01/2020	725,000	737,687
Andeavor Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		6.125%	10/15/2021	325,000	335,156
Andeavor Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		6.250%	10/15/2022	75,000	79,781
Andeavor Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		6.375%	05/01/2024	150,000	162,750
Andeavor Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		5.250%	01/15/2025	550,000	589,187
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)		5.375%	09/15/2024	900,000	931,500
Antero Resources Corp. (Oil, Gas & Consumable Fuels)		5.125%	12/01/2022	200,000	204,500
Antero Resources Corp. (Oil, Gas & Consumable Fuels)		5.000%	03/01/2025	1,050,000	1,065,750
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	10.000%	04/01/2022	675,000	723,937
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)		6.125%	10/01/2024	614,000	641,630
Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		7.500%	09/15/2020	500,000	510,625
Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		6.250%	04/15/2023	100,000	101,500
Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		8.250%	07/15/2025	450,000	488,812
Cheniere Corpus Christi Holdings LLC (Oil, Gas & Consumable Fuels)		7.000%	06/30/2024	550,000	624,937
Cheniere Corpus Christi Holdings LLC (Oil, Gas & Consumable Fuels)		5.875%	03/31/2025	475,000	511,219
Cheniere Corpus Christi Holdings LLC (Oil, Gas & Consumable Fuels)	(a)	5.125%	06/30/2027	225,000	232,313
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)	(a)	5.250%	10/01/2025	1,150,000	1,175,875
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		5.375%	06/15/2021	425,000	404,813
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	8.000%	12/15/2022	456,000	491,910
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		5.750%	03/15/2023	50,000	46,125
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	8.000%	01/15/2025	175,000	176,750
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	8.000%	06/15/2027	750,000	742,500
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)		4.500%	04/15/2023	575,000	576,437
CrownRock LP / CrownRock Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	7.125%	04/15/2021	150,000	154,500
CrownRock LP / CrownRock Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	7.750%	02/15/2023	175,000	186,813
CVR Refining LLC / Coffeyville Finance, Inc. (Oil, Gas & Consumable Fuels)		6.500%	11/01/2022	1,250,000	1,275,000
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		4.750%	11/01/2024	275,000	280,500
Energy Transfer Equity LP (Oil, Gas & Consumable Fuels)		5.875%	01/15/2024	1,275,000	1,369,031
Enviva Partners LP / Enviva Partners Finance Corp. (Oil, Gas & Consumable Fuels)		8.500%	11/01/2021	1,000,000	1,065,000
EP Energy LLC / Everest Acquisition Finance, Inc. (Oil, Gas & Consumable Fuels)		6.375%	06/15/2023	150,000	92,625
EP Energy LLC / Everest Acquisition Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	8.000%	11/29/2024	500,000	505,000
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)		6.625%	05/01/2023	275,000	278,438
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)		6.000%	10/15/2024	450,000	453,375
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)		6.375%	05/15/2025	275,000	278,438
Holly Energy Partners LP / Holly Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.000%	08/01/2024	1,025,000	1,074,969
Laredo Petroleum, Inc. (Oil, Gas & Consumable Fuels)		5.625%	01/15/2022	275,000	277,063
Laredo Petroleum, Inc. (Oil, Gas & Consumable Fuels)		7.375%	05/01/2022	150,000	155,250
Laredo Petroleum, Inc. (Oil, Gas & Consumable Fuels)		6.250%	03/15/2023	475,000	489,250
MPLX LP (Oil, Gas & Consumable Fuels)		5.500%	02/15/2023	600,000	617,400
NGPL PipeCo LLC (Oil, Gas & Consumable Fuels)	(a)	4.875%	08/15/2027	100,000	104,785
NuStar Logistics LP (Oil, Gas & Consumable Fuels)		5.625%	04/28/2027	575,000	606,625
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)		6.875%	03/15/2022	800,000	814,000
Parsley Energy LLC / Parsley Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.250%	06/01/2024	100,000	105,250
Parsley Energy LLC / Parsley Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.375%	01/15/2025	175,000	178,719
Parsley Energy LLC / Parsley Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.250%	08/15/2025	175,000	177,844
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		7.750%	10/15/2022	100,000	104,125
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		6.125%	09/15/2024	350,000	365,750
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	6.000%	03/31/2022	125,000	129,063
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	6.375%	03/31/2025	475,000	488,062
Precision Drilling Corp. (Energy Equip. & Svs.)		6.500%	12/15/2021	50,000	50,625
Precision Drilling Corp. (Energy Equip. & Svs.)		7.750%	12/15/2023	475,000	484,500
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)		6.875%	03/01/2021	450,000	473,625
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)		5.250%	05/01/2023	125,000	121,525
Range Resources Corp. (Oil, Gas & Consumable Fuels)		4.875%	05/15/2025	600,000	591,000
Rice Energy, Inc. (Oil, Gas & Consumable Fuels)		6.250%	05/01/2022	500,000	522,500
RSP Permian, Inc. (Oil, Gas & Consumable Fuels)		6.625%	10/01/2022	325,000	340,844
RSP Permian, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.250%	01/15/2025	350,000	355,250
SESI LLC (Energy Equip. & Svs.)	(a)	7.750%	09/15/2024	625,000	646,875
SM Energy Co. (Oil, Gas & Consumable Fuels)		5.000%	01/15/2024	375,000	353,438
SM Energy Co. (Oil, Gas & Consumable Fuels)		5.625%	06/01/2025	25,000	23,750
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.750%	09/15/2026	400,000	400,000
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		4.100%	03/15/2022	575,000	554,875
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		7.500%	04/01/2026	100,000	103,875
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		7.750%	10/01/2027	625,000	648,437

28	(continued)

Ohio National Fund, Inc.	High Income Bond Portfolio (Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
ENERGY (continued)
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	08/15/2022	$1,400,000	$1,407,000
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. (Oil, Gas & Consumable Fuels)		5.750%	04/15/2025	350,000	355,250
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.250%	05/01/2023	150,000	153,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.375%	02/01/2027	1,025,000	1,067,281
Ultra Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	6.875%	04/15/2022	150,000	153,000
Ultra Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	7.125%	04/15/2025	400,000	404,000
Weatherford International LLC (Energy Equip. & Svs.)		6.800%	06/15/2037	500,000	432,500
Weatherford International Ltd. (Energy Equip. & Svs.)		8.250%	06/15/2023	500,000	515,000
Weatherford International Ltd. (Energy Equip. & Svs.)	(a)	9.875%	02/15/2024	75,000	82,500
Weatherford International Ltd. (Energy Equip. & Svs.)		7.000%	03/15/2038	425,000	378,250
Western Refining Logistics LP / WNRL Finance Corp. (Oil, Gas & Consumable Fuels)		7.500%	02/15/2023	900,000	963,000
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.250%	04/01/2023	675,000	664,031
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		4.550%	06/24/2024	250,000	258,750
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)		6.000%	01/15/2022	450,000	465,188
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)		8.250%	08/01/2023	200,000	224,250
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)		5.250%	09/15/2024	150,000	150,375

					37,439,307

FINANCIALS – 4.4%
Ally Financial, Inc. (Consumer Finance)		4.125%	03/30/2020	875,000	901,250
Ally Financial, Inc. (Consumer Finance)		4.625%	03/30/2025	325,000	340,844
Ally Financial, Inc. (Consumer Finance)		5.750%	11/20/2025	1,850,000	2,005,770
Alpha 3 BV / Alpha U.S. Bidco, Inc. (Diversified Financial Svs.)	(a)	6.250%	02/01/2025	800,000	814,000
AssuredPartners, Inc. (Insurance)	(a)	7.000%	08/15/2025	925,000	946,969
BCD Acquisition, Inc. (Diversified Financial Svs.)	(a)	9.625%	09/15/2023	675,000	743,344
HUB International Ltd. (Insurance)	(a)	7.875%	10/01/2021	1,575,000	1,639,969
MSCI, Inc. (Capital Markets)	(a)	5.250%	11/15/2024	150,000	159,750
MSCI, Inc. (Capital Markets)	(a)	5.750%	08/15/2025	325,000	354,656
Navient Corp. (Consumer Finance)		5.500%	01/25/2023	325,000	329,062
Navient Corp. (Consumer Finance)		7.250%	09/25/2023	275,000	298,719
Navient Corp. (Consumer Finance)		6.125%	03/25/2024	775,000	799,025
Navient Corp. (Consumer Finance)		5.875%	10/25/2024	1,050,000	1,065,750
NFP Corp. (Insurance)	(a)	6.875%	07/15/2025	925,000	938,875
Quicken Loans, Inc. (Thrifts & Mortgage Finance)	(a)	5.750%	05/01/2025	1,775,000	1,863,750
USIS Merger Sub, Inc. (Insurance)	(a)	6.875%	05/01/2025	975,000	993,281

					14,195,014

HEALTH CARE – 14.6%
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)		5.625%	02/15/2023	1,350,000	1,417,500
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)		6.500%	03/01/2024	400,000	429,500
Air Medical Group Holdings, Inc. (Health Care Providers & Svs.)	(a)	6.375%	05/15/2023	1,200,000	1,155,000
Avantor, Inc. (Health Care Equip. & Supplies)	(a)	6.000%	10/01/2024	325,000	332,719
Avantor, Inc. (Health Care Equip. & Supplies)	(a)	9.000%	10/01/2025	750,000	766,875
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)		5.125%	08/01/2021	300,000	296,250
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)		6.875%	02/01/2022	1,175,000	922,375
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)		6.250%	03/31/2023	650,000	641,875
Eagle Holding Co. II LLC (Health Care Providers & Svs.)	(a)(c)	7.625%, 8.375 PIK	05/15/2022	325,000	337,188
Endo Dac / Endo Finance LLC / Endo Finco, Inc. (Pharmaceuticals)	(a)	6.000%	07/15/2023	475,000	391,875
Endo Dac / Endo Finance LLC / Endo Finco, Inc. (Pharmaceuticals)	(a)	6.000%	02/01/2025	1,425,000	1,154,250
Envision Healthcare Corp. (Health Care Providers & Svs.)	(a)	5.125%	07/01/2022	925,000	959,687
Envision Healthcare Corp. (Health Care Providers & Svs.)		5.625%	07/15/2022	375,000	390,937
Envision Healthcare Corp. (Health Care Providers & Svs.)	(a)	6.250%	12/01/2024	900,000	966,375
HCA, Inc. (Health Care Providers & Svs.)		5.875%	05/01/2023	275,000	299,063
HCA, Inc. (Health Care Providers & Svs.)		5.000%	03/15/2024	1,600,000	1,704,000
HCA, Inc. (Health Care Providers & Svs.)		5.375%	02/01/2025	1,200,000	1,264,500
HCA, Inc. (Health Care Providers & Svs.)		5.250%	04/15/2025	1,775,000	1,919,219
HCA, Inc. (Health Care Providers & Svs.)		5.875%	02/15/2026	1,425,000	1,529,709
IASIS Healthcare LLC / IASIS Capital Corp. (Health Care Providers & Svs.)		8.375%	05/15/2019	775,000	778,003
Jaguar Holding Co. II / Pharmaceutical Product Development LLC (Health Care Providers & Svs.)	(a)	6.375%	08/01/2023	2,425,000	2,537,156
LifePoint Health, Inc. (Health Care Providers & Svs.)		5.500%	12/01/2021	250,000	258,281
LifePoint Health, Inc. (Health Care Providers & Svs.)		5.375%	05/01/2024	450,000	467,437
Mallinckrodt International Finance SA (Pharmaceuticals)		4.750%	04/15/2023	475,000	404,937
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Pharmaceuticals)	(a)	5.625%	10/15/2023	1,350,000	1,257,187
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Pharmaceuticals)	(a)	5.500%	04/15/2025	700,000	630,000
MEDNAX, Inc. (Health Care Providers & Svs.)	(a)	5.250%	12/01/2023	125,000	130,938
MPH Acquisition Holdings LLC (Health Care Providers & Svs.)	(a)	7.125%	06/01/2024	2,150,000	2,311,250
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA (Health Care Equip.& Supplies)	(a)	6.625%	05/15/2022	2,750,000	2,695,000
Prestige Brands, Inc. (Pharmaceuticals)	(a)	5.375%	12/15/2021	1,100,000	1,133,000
Prestige Brands, Inc. (Pharmaceuticals)	(a)	6.375%	03/01/2024	1,000,000	1,075,000
Quintiles IMS, Inc. (Health Care Technology)	(a)	5.000%	10/15/2026	475,000	503,500
SP Finco LLC (Health Care Providers & Svs.)	(a)	6.750%	07/01/2025	950,000	893,000
Sterigenics-Nordion Holdings LLC (Health Care Equip. & Supplies)	(a)	6.500%	05/15/2023	900,000	936,000
Sterigenics-Nordion Topco LLC (Health Care Equip. & Supplies)	(a)(c)	8.125%, 8.875 PIK	11/01/2021	1,400,000	1,428,000

29	(continued)

Ohio National Fund, Inc.	High Income Bond Portfolio (Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
HEALTH CARE (continued)
Team Health Holdings, Inc. (Health Care Providers & Svs.)	(a)	6.375%	02/01/2025	$1,850,000	$1,752,875
Teleflex, Inc. (Health Care Equip. & Supplies)		5.250%	06/15/2024	275,000	290,813
Teleflex, Inc. (Health Care Equip. & Supplies)		4.875%	06/01/2026	100,000	103,750
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.500%	04/01/2021	350,000	356,895
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.375%	10/01/2021	250,000	253,438
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	7.500%	01/01/2022	225,000	238,219
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.750%	06/15/2023	1,525,000	1,462,094
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	4.625%	07/15/2024	350,000	346,063
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	5.125%	05/01/2025	750,000	739,687
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	7.000%	08/01/2025	225,000	211,500
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(a)	7.500%	07/15/2021	750,000	748,125
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(a)	5.625%	12/01/2021	100,000	93,625
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(a)	6.500%	03/15/2022	125,000	131,875
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(a)	7.250%	07/15/2022	675,000	658,125
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(a)	5.500%	03/01/2023	350,000	307,125
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(a)	5.875%	05/15/2023	900,000	795,375
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(a)	7.000%	03/15/2024	350,000	372,750
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(a)	6.125%	04/15/2025	2,150,000	1,886,625
Vizient, Inc. (Health Care Providers & Svs.)	(a)	10.375%	03/01/2024	1,075,000	1,236,250
West Street Merger Sub, Inc. (Life Sciences Tools & Svs.)	(a)	6.375%	09/01/2025	600,000	597,000

					46,899,795

INDUSTRIALS – 7.9%
Allegion U.S. Holding Co., Inc. (Building Products)		5.750%	10/01/2021	325,000	334,360
Allison Transmission, Inc. (Machinery)	(a)	5.000%	10/01/2024	250,000	259,463
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(a)	5.625%	04/15/2021	340,000	347,650
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(a)	5.750%	12/15/2023	50,000	53,250
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (Road & Rail)	(a)	6.375%	04/01/2024	475,000	495,187
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (Road & Rail)	(a)	5.250%	03/15/2025	625,000	625,000
CD&R Waterworks Merger Sub LLC (Commercial Svs. & Supplies)	(a)	6.125%	08/15/2025	250,000	258,200
Engility Corp. (Aerospace & Defense)		8.875%	09/01/2024	600,000	658,500
GW Honos Security Corp. (Commercial Svs. & Supplies)	(a)	8.750%	05/15/2025	400,000	426,500
HD Supply, Inc. (Trading Companies & Distributors)	(a)	5.750%	04/15/2024	525,000	561,750
Hertz Corp. / The (Road & Rail)	(a)	7.625%	06/01/2022	450,000	464,062
Hertz Corp. / The (Road & Rail)	(a)	5.500%	10/15/2024	1,025,000	922,500
Hillman Group, Inc. / The (Building Products)	(a)	6.375%	07/15/2022	1,500,000	1,492,500
JPW Industries Holding Corp. (Machinery)	(a)	9.000%	10/01/2024	450,000	461,250
KAR Auction Services, Inc. (Commercial Svs. & Supplies)	(a)	5.125%	06/01/2025	575,000	598,000
Masonite International Corp. (Building Products)	(a)	5.625%	03/15/2023	325,000	340,129
Multi-Color Corp. (Commercial Svs. & Supplies)	(a)	6.125%	12/01/2022	950,000	996,550
Multi-Color Corp. (Commercial Svs. & Supplies)	(a)	4.875%	11/01/2025	300,000	303,750
NCI Building Systems, Inc. (Building Products)	(a)	8.250%	01/15/2023	375,000	402,188
Nielsen Co. Luxembourg SARL / The (Professional Svs.)	(a)	5.500%	10/01/2021	625,000	642,187
Nielsen Co. Luxembourg SARL / The (Professional Svs.)	(a)	5.000%	02/01/2025	300,000	312,375
Park Aerospace Holdings Ltd. (Trading Companies & Distributors)	(a)	5.250%	08/15/2022	175,000	181,803
Park Aerospace Holdings Ltd. (Trading Companies & Distributors)	(a)	4.500%	03/15/2023	200,000	199,722
Park Aerospace Holdings Ltd. (Trading Companies & Distributors)	(a)	5.500%	02/15/2024	1,775,000	1,863,750
Ply Gem Industries, Inc. (Building Products)		6.500%	02/01/2022	900,000	937,395
Ritchie Bros. Auctioneers, Inc. (Commercial Svs. & Supplies)	(a)	5.375%	01/15/2025	225,000	237,938
Schaeffler Finance BV (Machinery)	(a)	4.750%	05/15/2023	125,000	128,906
Sensata Technologies BV (Electrical Equip.)	(a)	5.625%	11/01/2024	225,000	247,781
Sensata Technologies BV (Electrical Equip.)	(a)	5.000%	10/01/2025	100,000	105,405
Sensata Technologies U.K. Financing Co. PLC (Electrical Equip.)	(a)	6.250%	02/15/2026	225,000	246,375
Southern Graphics, Inc. (Commercial Svs. & Supplies)	(a)	8.375%	10/15/2020	1,025,000	1,039,094
Standard Industries, Inc. (Building Products)	(a)	6.000%	10/15/2025	475,000	518,206
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. (Professional Svs.)	(a)	6.750%	06/01/2025	925,000	934,250
Tervita Escrow Corp. (Commercial Svs. & Supplies)	(a)	7.625%	12/01/2021	700,000	708,750
TransDigm, Inc. (Aerospace & Defense)		5.500%	10/15/2020	275,000	279,125
TransDigm, Inc. (Aerospace & Defense)		6.000%	07/15/2022	550,000	570,625
TransDigm, Inc. (Aerospace & Defense)		6.500%	07/15/2024	775,000	800,187
TransDigm, Inc. (Aerospace & Defense)		6.500%	05/15/2025	350,000	360,500
TransDigm, Inc. (Aerospace & Defense)		6.375%	06/15/2026	850,000	870,723
U.S.G. Corp. (Building Products)	(a)	4.875%	06/01/2027	450,000	469,687
United Rentals North America, Inc. (Trading Companies & Distributors)		4.625%	07/15/2023	225,000	234,844
United Rentals North America, Inc. (Trading Companies & Distributors)		5.500%	07/15/2025	300,000	322,110
United Rentals North America, Inc. (Trading Companies & Distributors)		5.875%	09/15/2026	325,000	353,031
United Rentals North America, Inc. (Trading Companies & Distributors)		5.500%	05/15/2027	350,000	373,188
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	475,000	476,781
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	300,000	301,125
WESCO Distribution, Inc. (Trading Companies & Distributors)		5.375%	12/15/2021	425,000	438,813
WESCO Distribution, Inc. (Trading Companies & Distributors)		5.375%	06/15/2024	1,050,000	1,107,750
Wrangler Buyer Corp. (Commercial Svs. & Supplies)	(a)	6.000%	10/01/2025	250,000	254,375

					25,517,590

INFORMATION TECHNOLOGY – 9.8%
Anixter, Inc. (Electronic Equip., Instr. & Comp.)		5.500%	03/01/2023	325,000	353,438
Belden, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5.250%	07/15/2024	950,000	990,375
BMC Software Finance, Inc. (Software)	(a)	8.125%	07/15/2021	1,400,000	1,433,250
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		5.000%	09/01/2023	550,000	575,613
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		5.500%	12/01/2024	575,000	640,412

30	(continued)

Ohio National Fund, Inc.	High Income Bond Portfolio (Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
INFORMATION TECHNOLOGY (continued)
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		5.000%	09/01/2025	$100,000	$105,000
CommScope Technologies LLC (Communications Equip.)	(a)	6.000%	06/15/2025	325,000	347,344
CommScope Technologies LLC (Communications Equip.)	(a)	5.000%	03/15/2027	150,000	150,375
CommScope, Inc. (Communications Equip.)	(a)	5.500%	06/15/2024	375,000	392,344
Dell International LLC / EMC Corp. (Computers & Peripherals)	(a)	7.125%	06/15/2024	1,375,000	1,519,004
Entegris, Inc. (Semiconductors & Equip.)	(a)	6.000%	04/01/2022	925,000	966,625
First Data Corp. (IT Svs.)	(a)	5.375%	08/15/2023	300,000	313,800
First Data Corp. (IT Svs.)	(a)	7.000%	12/01/2023	775,000	827,545
First Data Corp. (IT Svs.)	(a)	5.000%	01/15/2024	800,000	830,640
First Data Corp. (IT Svs.)	(a)	5.750%	01/15/2024	1,925,000	2,014,031
Gartner, Inc. (IT Svs.)	(a)	5.125%	04/01/2025	350,000	369,250
Infor Software Parent LLC / Infor Software Parent, Inc. (Software)	(a)(c)	7.125%, 7.875 PIK	05/01/2021	1,675,000	1,704,815
Infor U.S., Inc. (Software)		6.500%	05/15/2022	1,675,000	1,736,757
Informatica LLC (Software)	(a)	7.125%	07/15/2023	1,175,000	1,180,875
Match Group, Inc. (Internet Software & Svs.)		6.750%	12/15/2022	1,100,000	1,135,750
Match Group, Inc. (Internet Software & Svs.)		6.375%	06/01/2024	50,000	54,438
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	5.250%	08/01/2023	400,000	417,200
NCR Corp. (Tech. Hardware, Storage & Periph.)		4.625%	02/15/2021	475,000	483,313
NCR Corp. (Tech. Hardware, Storage & Periph.)		5.000%	07/15/2022	450,000	460,125
NCR Corp. (Tech. Hardware, Storage & Periph.)		6.375%	12/15/2023	225,000	239,985
Nuance Communications, Inc. (Software)	(a)	5.375%	08/15/2020	364,000	370,188
Nuance Communications, Inc. (Software)		6.000%	07/01/2024	500,000	541,400
Nuance Communications, Inc. (Software)	(a)	5.625%	12/15/2026	975,000	1,033,500
Qorvo, Inc. (Semiconductors & Equip.)		7.000%	12/01/2025	225,000	256,500
Rackspace Hosting, Inc. (Internet Software & Svs.)	(a)	8.625%	11/15/2024	1,550,000	1,652,687
Riverbed Technology, Inc. (Communications Equip.)	(a)	8.875%	03/01/2023	1,025,000	976,312
RP Crown Parent LLC (Software)	(a)	7.375%	10/15/2024	1,050,000	1,074,937
Sabre GLBL, Inc. (IT Svs.)	(a)	5.375%	04/15/2023	450,000	466,335
Solera LLC / Solera Finance, Inc. (Software)	(a)	10.500%	03/01/2024	1,375,000	1,565,369
Sophia LP / Sophia Finance, Inc. (Software)	(a)	9.000%	09/30/2023	1,025,000	1,062,156
SS&C Technologies Holdings, Inc. (Software)		5.875%	07/15/2023	450,000	474,941
Symantec Corp. (Software)	(a)	5.000%	04/15/2025	475,000	496,674
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5.625%	10/01/2025	500,000	505,938
VeriSign, Inc. (Internet Software & Svs.)		4.625%	05/01/2023	200,000	206,500
VeriSign, Inc. (Internet Software & Svs.)		5.250%	04/01/2025	125,000	135,000
VeriSign, Inc. (Internet Software & Svs.)		4.750%	07/15/2027	200,000	206,000
Versum Materials, Inc. (Semiconductors & Equip.)	(a)	5.500%	09/30/2024	700,000	742,000
Zebra Technologies Corp. (Electronic Equip., Instr. & Comp.)		7.250%	10/15/2022	350,000	370,563

					31,379,304

MATERIALS – 10.4%
ArcelorMittal (Metals & Mining)		6.125%	06/01/2025	125,000	143,750
ARD Finance SA (Containers & Packaging)	(c)	7.125%, 7.875 PIK	09/15/2023	1,250,000	1,334,375
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	6.000%	06/30/2021	150,000	154,125
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	4.625%	05/15/2023	200,000	205,440
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	7.250%	05/15/2024	1,625,000	1,782,414
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	6.000%	02/15/2025	400,000	423,500
Ball Corp. (Containers & Packaging)		5.250%	07/01/2025	125,000	137,219
Berry Global, Inc. (Containers & Packaging)		5.500%	05/15/2022	1,325,000	1,383,300
Berry Global, Inc. (Containers & Packaging)		6.000%	10/15/2022	75,000	79,594
Berry Global, Inc. (Containers & Packaging)		5.125%	07/15/2023	1,025,000	1,071,125
BWAY Holding Co. (Containers & Packaging)	(a)	5.500%	04/15/2024	900,000	939,375
BWAY Holding Co. (Containers & Packaging)	(a)	7.250%	04/15/2025	1,875,000	1,931,250
Clearwater Paper Corp. (Paper & Forest Products)		4.500%	02/01/2023	650,000	648,375
Clearwater Paper Corp. (Paper & Forest Products)	(a)	5.375%	02/01/2025	600,000	597,000
Coeur Mining, Inc. (Metals & Mining)		5.875%	06/01/2024	550,000	550,000
Compass Minerals International, Inc. (Metals & Mining)	(a)	4.875%	07/15/2024	1,000,000	982,500
Crown Americas LLC / Crown Americas Capital Corp. V (Containers & Packaging)		4.250%	09/30/2026	100,000	101,000
Eco Services Operations LLC / Eco Finance Corp. (Chemicals)	(a)	8.500%	11/01/2022	325,000	338,812
Flex Acquisition Co., Inc. (Containers & Packaging)	(a)	6.875%	01/15/2025	1,650,000	1,712,906
Freeport-McMoRan, Inc. (Metals & Mining)		3.875%	03/15/2023	1,175,000	1,157,375
Freeport-McMoRan, Inc. (Metals & Mining)		5.400%	11/14/2034	1,350,000	1,289,250
Hexion, Inc. (Chemicals)		6.625%	04/15/2020	1,125,000	1,006,875
Hudbay Minerals, Inc. (Metals & Mining)	(a)	7.250%	01/15/2023	225,000	239,625
Hudbay Minerals, Inc. (Metals & Mining)	(a)	7.625%	01/15/2025	425,000	460,071
Huntsman International LLC (Chemicals)		4.875%	11/15/2020	275,000	291,156
Koppers, Inc. (Chemicals)	(a)	6.000%	02/15/2025	400,000	430,000
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	5.875%	08/15/2023	225,000	248,625
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	5.375%	01/15/2025	325,000	348,969
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	6.375%	08/15/2025	600,000	678,750
Pactiv LLC (Containers & Packaging)		7.950%	12/15/2025	225,000	253,125
Platform Specialty Products Corp. (Chemicals)	(a)	6.500%	02/01/2022	2,300,000	2,383,375
PQ Corp. (Chemicals)	(a)	6.750%	11/15/2022	450,000	487,125
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)		5.750%	10/15/2020	1,325,000	1,348,254
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)	(a)	7.000%	07/15/2024	1,125,000	1,198,125
Scotts Miracle-Gro Co. / The (Chemicals)		5.250%	12/15/2026	50,000	52,750
Sealed Air Corp. (Containers & Packaging)	(a)	4.875%	12/01/2022	225,000	239,344
Sealed Air Corp. (Containers & Packaging)	(a)	5.125%	12/01/2024	350,000	376,687
Sealed Air Corp. (Containers & Packaging)	(a)	5.500%	09/15/2025	400,000	440,000

31	(continued)

Ohio National Fund, Inc.	High Income Bond Portfolio (Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
MATERIALS (continued)
Signode Industrial Group Lux SA / Signode Industrial Group U.S., Inc. (Containers & Packaging)	(a)	6.375%	05/01/2022	$1,625,000	$1,685,937
Standard Industries, Inc. (Construction Materials)	(a)	5.000%	02/15/2027	1,200,000	1,251,000
Steel Dynamics, Inc. (Metals & Mining)		5.125%	10/01/2021	200,000	205,750
Steel Dynamics, Inc. (Metals & Mining)		5.250%	04/15/2023	125,000	129,688
Steel Dynamics, Inc. (Metals & Mining)		5.500%	10/01/2024	350,000	374,500
Steel Dynamics, Inc. (Metals & Mining)		5.000%	12/15/2026	325,000	346,937
Teck Resources Ltd. (Metals & Mining)	(a)	8.500%	06/01/2024	450,000	516,375
Teck Resources Ltd. (Metals & Mining)		6.125%	10/01/2035	775,000	868,000
Teck Resources Ltd. (Metals & Mining)		6.000%	08/15/2040	175,000	190,313
Valvoline, Inc. (Chemicals)	(a)	5.500%	07/15/2024	100,000	106,750
W.R. Grace & Co. (Chemicals)	(a)	5.625%	10/01/2024	200,000	219,750

					33,340,541

REAL ESTATE – 0.3%
Hub Holdings LLC / Hub Holdings Finance, Inc. (Real Estate Mgmt. & Development)	(a)(c)	8.125%, 8.875 PIK	07/15/2019	975,000	977,438
RHP Hotel Properties LP / RHP Finance Corp. (Equity REIT)		5.000%	04/15/2023	100,000	103,500

					1,080,938

TELECOMMUNICATION SERVICES – 4.5%
Altice Luxembourg SA (Wireless Telecom. Svs.)	(a)	7.625%	02/15/2025	1,425,000	1,537,219
CSC Holdings LLC (Diversified Telecom. Svs.)	(a)	10.125%	01/15/2023	300,000	346,125
CSC Holdings LLC (Diversified Telecom. Svs.)	(a)	6.625%	10/15/2025	300,000	328,500
CSC Holdings LLC (Diversified Telecom. Svs.)	(a)	10.875%	10/15/2025	200,000	247,250
Digicel Group Ltd. (Wireless Telecom. Svs.)	(a)	8.250%	09/30/2020	700,000	683,816
SFR Group SA (Diversified Telecom. Svs.)	(a)	6.000%	05/15/2022	425,000	444,125
SFR Group SA (Diversified Telecom. Svs.)	(a)	6.250%	05/15/2024	400,000	422,400
SFR Group SA (Diversified Telecom. Svs.)	(a)	7.375%	05/01/2026	1,400,000	1,508,500
Sprint Capital Corp. (Wireless Telecom. Svs.)		6.875%	11/15/2028	700,000	784,000
Sprint Communications, Inc. (Wireless Telecom. Svs.)	(a)	7.000%	03/01/2020	225,000	245,812
Sprint Communications, Inc. (Wireless Telecom. Svs.)		6.000%	11/15/2022	825,000	888,690
Sprint Corp. (Wireless Telecom. Svs.)		7.875%	09/15/2023	975,000	1,131,000
Sprint Corp. (Wireless Telecom. Svs.)		7.125%	06/15/2024	325,000	365,625
Sprint Corp. (Wireless Telecom. Svs.)		7.625%	02/15/2025	1,950,000	2,242,500
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.125%	01/15/2022	200,000	208,000
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.000%	03/01/2023	150,000	158,063
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.625%	04/01/2023	450,000	473,634
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.500%	01/15/2024	625,000	665,937
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.375%	03/01/2025	225,000	242,257
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		5.125%	04/15/2025	775,000	809,875
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.500%	01/15/2026	325,000	358,719
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)	(c)	5.375%	04/15/2027	200,000	215,560

					14,307,607

UTILITIES – 3.5%
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.625%	05/20/2024	250,000	263,438
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.500%	05/20/2025	275,000	282,562
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.875%	08/20/2026	1,200,000	1,248,000
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.750%	05/20/2027	200,000	204,500
Calpine Corp. (Ind. Power & Renewable Elec.)		5.750%	01/15/2025	2,025,000	1,911,094
Ferrellgas LP / Ferrellgas Finance Corp. (Gas Utilities)		6.500%	05/01/2021	450,000	436,500
Ferrellgas LP / Ferrellgas Finance Corp. (Gas Utilities)		6.750%	01/15/2022	500,000	485,000
Ferrellgas LP / Ferrellgas Finance Corp. (Gas Utilities)		6.750%	06/15/2023	850,000	818,125
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		6.625%	03/15/2023	75,000	77,531
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		6.250%	05/01/2024	975,000	1,014,000
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		7.250%	05/15/2026	1,075,000	1,152,937
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		6.625%	01/15/2027	250,000	261,875
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.500%	06/01/2024	1,150,000	1,155,750
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.875%	03/01/2027	475,000	470,250
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(a)	6.375%	02/01/2023	1,225,000	1,274,000
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(a)	6.625%	06/15/2025	150,000	159,750

					11,215,312

Total Corporate Bonds (Cost $297,623,809)					$305,552,716

Exchange Traded Funds – 0.8%				Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF				14,511	$1,287,996
SPDR Bloomberg Barclays High Yield Bond ETF				34,487	1,287,055
Total Exchange Traded Funds (Cost $2,523,852)					$2,575,051

Money Market Funds – 3.4%				Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class				11,098,476	$11,098,476

Total Money Market Funds (Cost $11,098,946)					$11,098,476

Total Investments – 99.3% (Cost $311,246,607)	(d)				$319,226,243
Other Assets in Excess of Liabilities – 0.7%					2,211,883

Net Assets – 100.0%					$321,438,126

32	(continued)

Ohio National Fund, Inc.	High Income Bond Portfolio (Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

Percentages are stated as a percent of net assets.

Abbreviations:

PIK: Payment-in-Kind

Footnotes:

(a)

Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2017, the value of these securities totaled $179,769,576, or 55.9% of the Portfolio’s net assets. Unless also noted as illiquid, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(b)	Represents a security deemed to be illiquid. At September 30, 2017, the value of illiquid securities in the Portfolio totaled $520,000, or 0.2% of the Portfolio’s net assets.
(c)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ClearBridge Small Cap Portfolio

Schedule of Investments	September 30, 2017 (Unaudited)

Common Stocks – 101.2%		Shares	Value
CONSUMER DISCRETIONARY – 13.9%
Aaron’s, Inc. (Specialty Retail)		77,000	$3,359,510
Chuy’s Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	111,260	2,342,023
Gentex Corp. (Auto Components)		173,800	3,441,240
Gray Television, Inc. (Media)	(a)	468,110	7,349,327
Horizon Global Corp. (Auto Components)	(a)	170,000	2,998,800
Monro, Inc. (Specialty Retail)		73,800	4,136,490
Murphy U.S.A., Inc. (Specialty Retail)	(a)	73,550	5,074,950
Planet Fitness, Inc. Class A (Hotels, Restaurants & Leisure)		112,010	3,022,030
Service Corp. International (Diversified Consumer Svs.)		192,830	6,652,635

			38,377,005

CONSUMER STAPLES – 2.4%
Inter Parfums, Inc. (Personal Products)		52,700	2,173,875
Sprouts Farmers Market, Inc. (Food & Staples Retailing)	(a)	233,000	4,373,410

			6,547,285

ENERGY – 2.7%
Extraction Oil & Gas, Inc. (Oil, Gas &
Consumable Fuels)	(a)	242,000	3,724,380
Smart Sand, Inc. (Energy Equip. & Svs.)	(a)	530,000	3,593,400

			7,317,780

FINANCIALS – 21.2%
Assured Guaranty Ltd. (Insurance)		73,020	2,756,505
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)		205,990	3,419,434
Cadence BanCorp (Banks)	(a)	180,270	4,131,788
Encore Capital Group, Inc. (Consumer Finance)	(a)	70,000	3,101,000
First Interstate BancSystem, Inc. Class A (Banks)		140,100	5,358,825
Kinsale Capital Group, Inc. (Insurance)		82,910	3,579,225
LegacyTexas Financial Group, Inc. (Banks)		144,290	5,760,057
Main Street Capital Corp. (Capital Markets)		56,098	2,229,896
NMI Holdings, Inc. Class A (Thrifts & Mortgage Finance)	(a)	313,914	3,892,534
OneMain Holdings, Inc. (Consumer Finance)	(a)	179,720	5,066,307
PennantPark Investment Corp. (Capital Markets)		217,044	1,630,000
ProAssurance Corp. (Insurance)		54,510	2,978,971
Radian Group, Inc. (Thrifts & Mortgage Finance)		170,000	3,177,300
Triangle Capital Corp. (Capital Markets)		229,136	3,272,062
TriState Capital Holdings, Inc. (Banks)	(a)	108,660	2,488,314
Washington Federal, Inc. (Thrifts & Mortgage Finance)		162,440	5,466,106

			58,308,324

HEALTH CARE – 12.4%
Amarin Corp. PLC – ADR (Biotechnology)	(a)	1,027,370	3,595,795
Cotiviti Holdings, Inc. (Health Care Technology) .	(a)	62,000	2,230,760
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	124,810	6,312,890
HealthSouth Corp. (Health Care Providers & Svs.)		78,940	3,658,869
INC Research Holdings, Inc. Class A (Life Sciences Tools & Svs.)	(a)	38,440	2,010,412
Ironwood Pharmaceuticals, Inc. (Biotechnology)	(a)	163,720	2,581,864
Keryx Biopharmaceuticals, Inc. (Biotechnology)	(a)	367,220	2,607,262
Lexicon Pharmaceuticals, Inc. (Biotechnology)	(a)	200,680	2,466,357
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	27,500	3,744,125
Quotient Ltd. (Health Care Equip. & Supplies)	(a)	409,290	2,017,800
Tivity Health, Inc. (Health Care Providers & Svs.)	(a)	74,000	3,019,200

			34,245,334

INDUSTRIALS – 18.2%
Allegiant Travel Co. (Airlines)		17,740	2,336,358
Continental Building Products, Inc. (Building Products)	(a)	127,000	3,302,000
Cubic Corp. (Aerospace & Defense)		42,000	2,142,000

Common Stocks (Continued)		Shares	Value
INDUSTRIALS (continued)
EnPro Industries, Inc. (Machinery)		32,240	$2,596,287
Foundation Building Materials, Inc. (Trading Companies & Distributors)	(a)	197,360	2,790,670
GATX Corp. (Trading Companies & Distributors)		54,000	3,324,240
HEICO Corp. (Aerospace & Defense)		59,162	5,313,339
ICF International, Inc. (Professional Svs.)	(a)	74,650	4,027,368
Landstar System, Inc. (Road & Rail)		28,491	2,839,128
Marten Transport Ltd. (Road & Rail)		174,766	3,591,441
MRC Global, Inc. (Trading Companies & Distributors)	(a)	175,070	3,061,974
REV Group, Inc. (Machinery)		122,100	3,511,596
Rush Enterprises, Inc. Class A (Trading
Companies & Distributors)	(a)	85,250	3,946,223
Team, Inc. (Commercial Svs. & Supplies)	(a)	135,000	1,802,250
Textainer Group Holdings Ltd. (Trading
Companies & Distributors)	(a)	138,000	2,366,700
Triton International Ltd. (Trading Companies & Distributors)		93,820	3,122,330

			50,073,904

INFORMATION TECHNOLOGY – 17.6%
2U, Inc. (Internet Software & Svs.)	(a)	101,050	5,662,842
Bankrate, Inc. (Internet Software & Svs.)	(a)	82,059	1,144,723
Blackline, Inc. (Software)	(a)	138,000	4,708,560
EVERTEC, Inc. (IT Svs.)		125,020	1,981,567
Manhattan Associates, Inc. (Software)	(a)	51,678	2,148,254
Methode Electronics, Inc. (Electronic Equip., Instr. & Comp.)		112,430	4,761,410
MTS Systems Corp. (Electronic Equip., Instr. & Comp.)		56,340	3,011,373
Q2 Holdings, Inc. (Internet Software & Svs.)	(a)	88,720	3,695,188
RingCentral, Inc. Class A (Software)	(a)	68,630	2,865,303
Semtech Corp. (Semiconductors & Equip.)	(a)	69,750	2,619,113
Tower Semiconductor Ltd. (Semiconductors & Equip.)	(a)	84,000	2,583,000
Veeco Instruments, Inc. (Semiconductors & Equip.)	(a)	156,130	3,341,182
Web.com Group, Inc. (Internet Software & Svs.) .	(a)	214,360	5,359,000
WNS Holdings Ltd. – ADR (IT Svs.)	(a)	128,140	4,677,110

			48,558,625

MATERIALS – 3.8%
Balchem Corp. (Chemicals)		43,080	3,501,973
Clearwater Paper Corp. (Paper & Forest Products)	(a)	78,110	3,846,918
Venator Materials PLC (Chemicals)	(a)	133,790	3,023,654

			10,372,545

REAL ESTATE – 5.9%
American Homes 4 Rent Class A (Equity REIT)		150,170	3,260,191
Lexington Realty Trust (Equity REIT)		235,440	2,406,197
Realogy Holdings Corp. (Real Estate Mgmt. & Development)		137,960	4,545,782
STORE Capital Corp. (Equity REIT)		160,350	3,987,905
Summit Hotel Properties, Inc. (Equity REIT)		133,770	2,138,982

			16,339,057

TELECOMMUNICATION SERVICES – 1.2%
Cogent Communications Holdings, Inc. (Diversified Telecom. Svs.)		64,787	3,168,084

UTILITIES – 1.9%
PNM Resources, Inc. (Electric Utilities)		129,440	5,216,432

Total Common Stocks (Cost $242,422,602)			$278,524,375

Money Market Funds – 0.4%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class		1,201,110	$1,201,110

Total Money Market Funds (Cost $1,201,231)			$1,201,110

Total Investments – 101.6% (Cost $243,623,833)	(b)		$279,725,485
Liabilities in Excess of Other Assets – (1.6)%			(4,512,754)

Net Assets – 100.0%			$275,212,731

34	(continued)

Ohio National Fund, Inc.	ClearBridge Small Cap Portfolio (Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Nasdaq-100® Index Portfolio

Schedule of Investments	September 30, 2017 (Unaudited)

Common Stocks – 98.9%		Shares	Value
CONSUMER DISCRETIONARY –20.8%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	14,131	$13,584,837
Charter Communications, Inc. Class A (Media)	(a)	7,586	2,756,904
Comcast Corp. Class A (Media)		138,369	5,324,439
Ctrip.com International Ltd. – ADR (Internet & Direct Marketing Retail)	(a)	13,475	710,672
Discovery Communications, Inc. Class A (Media)	(a)	4,528	96,401
Discovery Communications, Inc. Class C (Media)	(a)	6,428	130,231
DISH Network Corp. Class A (Media)	(a)	6,697	363,178
Dollar Tree, Inc. (Multiline Retail)	(a)	6,967	604,875
Expedia, Inc. (Internet & Direct Marketing Retail)		4,084	587,851
Hasbro, Inc. (Leisure Products)		3,679	359,328
JD.com, Inc. – ADR (Internet & Direct Marketing Retail)	(a)	27,002	1,031,476
Liberty Global PLC Class A (Media)	(a)	6,633	224,925
Liberty Global PLC Class C (Media)	(a)	17,519	572,871
Liberty Global PLC LiLAC Class A (Media)	(a)	1,431	34,001
Liberty Global PLC LiLAC Class C (Media)	(a)	3,553	82,785
Liberty Interactive Corp. QVC Group Class A (Internet & Direct Marketing Retail)	(a)	12,412	292,551
Liberty Ventures Class A (Internet & Direct Marketing Retail)	(a)	2,392	137,660
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		10,955	1,207,898
Mattel, Inc. (Leisure Products)		10,082	156,069
Netflix, Inc. (Internet & Direct Marketing Retail)	(a)	12,700	2,303,145
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	6,712	362,784
O’Reilly Automotive, Inc. (Specialty Retail)	(a)	2,589	557,593
Priceline Group, Inc. / The (Internet & Direct Marketing Retail)	(a)	1,443	2,641,873
Ross Stores, Inc. (Specialty Retail)		11,448	739,197
Sirius XM Holdings, Inc. (Media)		135,695	749,036
Starbucks Corp. (Hotels, Restaurants & Leisure)		42,473	2,281,225
Tesla, Inc. (Automobiles)	(a)	4,909	1,674,460
Tractor Supply Co. (Specialty Retail)		3,727	235,882
Twenty-First Century Fox, Inc. Class A (Media)		30,961	816,751
Twenty-First Century Fox, Inc. Class B (Media)		23,489	605,781
Ulta Beauty, Inc. (Specialty Retail)	(a)	1,807	408,491
Viacom, Inc. Class B (Media)		10,375	288,840
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		3,017	449,292

			42,373,302

CONSUMER STAPLES – 5.0%
Costco Wholesale Corp. (Food & Staples Retailing)		12,902	2,119,670
Kraft Heinz Co. / The (Food Products)		35,836	2,779,082
Mondelez International, Inc. Class A (Food Products)		44,348	1,803,190
Monster Beverage Corp. (Beverages)	(a)	16,713	923,393
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		31,478	2,430,731

			10,056,066

HEALTH CARE – 11.4%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	6,565	921,004
Amgen, Inc. (Biotechnology)		21,464	4,001,963
Biogen, Inc. (Biotechnology)	(a)	6,219	1,947,293
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	5,156	479,869
Celgene Corp. (Biotechnology)	(a)	23,013	3,355,756
Cerner Corp. (Health Care Technology)	(a)	9,754	695,655
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		6,751	403,777
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	16,989	1,075,743

Common Stocks (Continued)		Shares	Value
HEALTH CARE (continued)
Gilead Sciences, Inc. (Biotechnology)		38,415	$3,112,383
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	4,651	381,335
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	8,250	302,693
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	2,567	399,143
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	4,295	855,564
Incyte Corp. (Biotechnology)	(a)	6,051	706,394
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	1,097	1,147,330
Mylan N.V. (Pharmaceuticals)	(a)	15,775	494,862
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	3,096	1,384,284
Shire PLC – ADR (Biotechnology)		2,144	328,332
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	7,416	1,127,529

			23,120,909

INDUSTRIALS – 2.2%
American Airlines Group, Inc. (Airlines)		14,326	680,342
Cintas Corp. (Commercial Svs. & Supplies)		3,101	447,412
CSX Corp. (Road & Rail)		26,866	1,457,749
Fastenal Co. (Trading Companies & Distributors).		8,471	386,108
J.B. Hunt Transport Services, Inc. (Road & Rail)		3,219	357,567
PACCAR, Inc. (Machinery)		10,336	747,706
Verisk Analytics, Inc. (Professional Svs.)	(a)	4,841	402,723

			4,479,607

INFORMATION TECHNOLOGY – 58.6%
Activision Blizzard, Inc. (Software)		22,207	1,432,574
Adobe Systems, Inc. (Software)	(a)	14,514	2,165,199
Akamai Technologies, Inc. (Internet Software & Svs.)	(a)	5,043	245,695
Alphabet, Inc. Class A (Internet Software & Svs.)	(a)	8,767	8,536,603
Alphabet, Inc. Class C (Internet Software & Svs.)	(a)	10,229	9,810,736
Analog Devices, Inc. (Semiconductors & Equip.)		10,815	931,929
Apple, Inc. (Tech. Hardware, Storage & Periph.)		151,939	23,416,839
Applied Materials, Inc. (Semiconductors & Equip.)		31,371	1,634,115
Autodesk, Inc. (Software)	(a)	6,448	723,852
Automatic Data Processing, Inc. (IT Svs.)		13,072	1,429,031
Baidu, Inc. – ADR (Internet Software & Svs.)	(a)	8,105	2,007,527
Broadcom Ltd. (Semiconductors & Equip.)		11,960	2,900,778
CA, Inc. (Software)		12,392	413,645
Check Point Software Technologies Ltd. (Software)	(a)	4,808	548,208
Cisco Systems, Inc. (Communications Equip.)		147,080	4,946,300
Citrix Systems, Inc. (Software)	(a)	4,457	342,387
Cognizant Technology Solutions Corp. Class A (IT Svs.)		17,374	1,260,310
eBay, Inc. (Internet Software & Svs.)	(a)	31,484	1,210,875
Electronic Arts, Inc. (Software)	(a)	9,081	1,072,103
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	69,725	11,913,911
Fiserv, Inc. (IT Svs.)	(a)	6,191	798,391
Intel Corp. (Semiconductors & Equip.)		138,225	5,263,608
Intuit, Inc. (Software)		7,537	1,071,309
KLA-Tencor Corp. (Semiconductors & Equip.)		4,614	489,084
Lam Research Corp. (Semiconductors & Equip.)		4,779	884,306
Maxim Integrated Products, Inc.
(Semiconductors & Equip.)		8,297	395,850
MercadoLibre, Inc. (Internet Software & Svs.)		1,299	336,350
Microchip Technology, Inc. (Semiconductors & Equip.)		6,846	614,634
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	32,771	1,288,883
Microsoft Corp. (Software)		226,567	16,876,976
NetEase, Inc. – ADR (Internet Software & Svs.).		2,231	588,560

36	(continued)

Ohio National Fund, Inc.	Nasdaq-100® Index Portfolio (Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

Common Stocks (Continued)			Shares	Value
INFORMATION TECHNOLOGY (continued)
NVIDIA Corp. (Semiconductors & Equip.)			17,649	$3,155,112
Paychex, Inc. (IT Svs.)			10,572	633,897
PayPal Holdings, Inc. (IT Svs.)	(a)		35,369	2,264,677
QUALCOMM, Inc. (Semiconductors & Equip.)			43,420	2,250,893
Seagate Technology PLC (Tech. Hardware, Storage & Periph.)			8,467	280,850
Skyworks Solutions, Inc. (Semiconductors & Equip.)			5,405	550,770
Symantec Corp. (Software)			18,077	593,106
Texas Instruments, Inc. (Semiconductors & Equip.)			29,123	2,610,586
Western Digital Corp. (Tech. Hardware, Storage & Periph.)			8,674	749,434
Xilinx, Inc. (Semiconductors & Equip.)			7,313	517,980

				119,157,873

TELECOMMUNICATION SERVICES – 0.9%
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a	)	24,446	1,507,340
Vodafone Group PLC – ADR (Wireless Telecom. Svs.)			13,669	389,020

				1,896,360

Total Common Stocks (Cost $112,907,056)				$201,084,117

Money Market Funds – 1.0%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class		2,055,647	$2,055,647

Total Money Market Funds (Cost $2,055,850)			$2,055,647

Total Investments – 99.9% (Cost $114,962,906)	(b)		$203,139,764
Other Assets in Excess of Liabilities – 0.1%	(c)		218,665

Net Assets – 100.0%			$203,358,429

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(c)	Includes $213,970 of cash pledged as collateral for the futures contracts outstanding at September 30, 2017. See also the following Schedule of Open Futures Contracts.

The accompanying notes are an integral part of these financial statements.

Schedule of Open Futures Contracts	September 30, 2017 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CME E-mini Nasdaq-100 Index - Long	19	December 15, 2017	$2,272,177	$2,273,350	$1,173

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bristol Portfolio

Schedule of Investments	September 30, 2017 (Unaudited)

Common Stocks – 100.2%			Shares	Value
CONSUMER DISCRETIONARY – 12.8%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a	)	5,981	$5,749,834
Coach, Inc. (Textiles, Apparel & Luxury Goods)			105,046	4,231,253
D.R. Horton, Inc. (Household Durables)			103,786	4,144,175
McDonald’s Corp. (Hotels, Restaurants & Leisure)			27,460	4,302,433
MGM Resorts International (Hotels, Restaurants & Leisure)			111,858	3,645,452
PulteGroup, Inc. (Household Durables)			62,018	1,694,952
PVH Corp. (Textiles, Apparel & Luxury Goods)			34,137	4,303,310

				28,071,409

CONSUMER STAPLES – 1.3%
Philip Morris International, Inc. (Tobacco)			26,405	2,931,219

FINANCIALS – 16.5%
Bank of America Corp. (Banks)			222,251	5,631,840
Citigroup, Inc. (Banks)			84,854	6,172,280
Goldman Sachs Group, Inc. / The (Capital Markets)			24,331	5,771,070
Hartford Financial Services Group, Inc. / The (Insurance)			80,980	4,488,721
JPMorgan Chase & Co. (Banks)			61,672	5,890,293
KeyCorp (Banks)			231,340	4,353,819
Morgan Stanley (Capital Markets)			79,036	3,807,164

				36,115,187

HEALTH CARE – 13.0%
Aerie Pharmaceuticals, Inc. (Pharmaceuticals)	(a	)	81,631	3,967,267
AstraZeneca PLC – ADR (Pharmaceuticals)			119,074	4,034,227
Becton Dickinson and Co. (Health Care Equip. & Supplies)			16,609	3,254,534
Celgene Corp. (Biotechnology)	(a	)	6,992	1,019,573
Cerner Corp. (Health Care Technology)	(a	)	54,032	3,853,562
Medtronic PLC (Health Care Equip. & Supplies)			55,967	4,352,554
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)			22,728	4,300,138
UnitedHealth Group, Inc. (Health Care Providers & Svs.)			19,303	3,780,492

				28,562,347

INDUSTRIALS – 18.3%
AECOM (Construction & Engineering)	(a	)	125,280	4,611,557
Boeing Co. / The (Aerospace & Defense)			17,459	4,438,252
FedEx Corp. (Air Freight & Logistics)			25,668	5,790,188
Kansas City Southern (Road & Rail)			41,600	4,521,088
Lockheed Martin Corp. (Aerospace & Defense)			8,163	2,532,897
Quanta Services, Inc. (Construction & Engineering)	(a	)	119,579	4,468,667

Common Stocks (Continued)		Shares	Value
INDUSTRIALS (continued)
Raytheon Co. (Aerospace & Defense)		24,451	$4,562,068
XPO Logistics, Inc. (Air Freight & Logistics)	(a)	74,982	5,082,280
Xylem, Inc. (Machinery)		64,068	4,012,579

			40,019,576

INFORMATION TECHNOLOGY – 32.2%
Alibaba Group Holding Ltd. – ADR (Internet Software & Svs.)	(a)	28,014	4,838,298
Alphabet, Inc. Class A (Internet Software & Svs.)	(a)	693	674,788
Alphabet, Inc. Class C (Internet Software & Svs.)	(a)	7,864	7,542,441
Apple, Inc. (Tech. Hardware, Storage & Periph.)		20,532	3,164,392
ASML Holding N.V. (Semiconductors & Equip.)		27,092	4,638,150
Broadcom Ltd. (Semiconductors & Equip.)		19,703	4,778,766
Cavium, Inc. (Semiconductors & Equip.)	(a)	69,877	4,607,689
Cisco Systems, Inc. (Communications Equip.)		132,688	4,462,297
DXC Technology Co. (IT Svs.)		63,467	5,450,546
Electronic Arts, Inc. (Software)	(a)	37,660	4,446,140
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	39,524	6,753,466
First Solar, Inc. (Semiconductors & Equip.)	(a)	11,140	511,103
Mastercard, Inc. Class A (IT Svs.)		30,685	4,332,722
Microsoft Corp. (Software)		81,417	6,064,752
Oracle Corp. (Software)		85,339	4,126,141
Trimble, Inc. (Electronic Equip., Instr. & Comp.)	(a)	103,686	4,069,676

			70,461,367

MATERIALS – 2.1%
DowDuPont, Inc. (Chemicals)		67,487	4,672,125

TELECOMMUNICATION SERVICES – 4.0%
AT&T, Inc. (Diversified Telecom. Svs.)		114,538	4,486,453
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)	68,095	4,198,738

			8,685,191

Total Common Stocks (Cost $192,629,681)			$219,518,421

Money Market Funds – 0.5%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class		1,072,775	$1,072,775

Total Money Market Funds (Cost $1,072,852)			$1,072,775

Total Investments – 100.7% (Cost $193,702,533)	(b)		$220,591,196
Liabilities in Excess of Other Assets – (0.7)%			(1,549,632)

Net Assets – 100.0%			$219,041,564

Percentages are stated as a percent of net assets.

Abbreviations:

ADR:	American Depositary Receipts

Footnotes:

(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bryton Growth Portfolio

Schedule of Investments	September 30, 2017 (Unaudited)

Common Stocks – 99.7%		Shares	Value
CONSUMER DISCRETIONARY – 1.9%
Carrols Restaurant Group, Inc. (Hotels, Restaurants & Leisure)	(a)	51,489	$561,230
Superior Industries International, Inc. (Auto Components)		57,600	959,040

			1,520,270

CONSUMER STAPLES – 5.0%
J&J Snack Foods Corp. (Food Products)		10,505	1,379,306
MGP Ingredients, Inc. (Beverages)		19,984	1,211,630
Nomad Foods Ltd. (Food Products)	(a)	87,903	1,280,747

			3,871,683

FINANCIALS – 7.1%
Ameris Bancorp (Banks)		30,892	1,482,816
Essent Group Ltd. (Thrifts & Mortgage Finance)	(a)	31,504	1,275,912
Evercore Partners, Inc. Class A (Capital Markets)		16,089	1,291,142
Home BancShares, Inc. (Banks)		60,486	1,525,457

			5,575,327

HEALTH CARE – 25.1%
Aclaris Therapeutics, Inc. (Pharmaceuticals)	(a)	54,063	1,395,366
Aerie Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	30,241	1,469,713
AxoGen, Inc. (Health Care Equip. & Supplies)	(a)	77,187	1,493,569
Iovance Biotherapeutics, Inc. (Biotechnology)	(a)	57,188	443,207
K2M Group Holdings, Inc. (Health Care Equip. & Supplies)	(a)	51,157	1,085,040
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	5,879	800,426
Loxo Oncology, Inc. (Biotechnology)	(a)	12,237	1,127,272
Neogen Corp. (Health Care Equip. & Supplies)	(a)	10,592	820,456
NeoGenomics, Inc. (Life Sciences Tools & Svs.)	(a)	122,809	1,366,864
Pacira Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	40,291	1,512,927
Paratek Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	69,305	1,739,556
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	13,964	1,260,949
Prestige Brands Holdings, Inc. (Pharmaceuticals)	(a)	25,534	1,278,998
Revance Therapeutics, Inc. (Pharmaceuticals)	(a)	53,097	1,462,822
Sage Therapeutics, Inc. (Biotechnology)	(a)	15,511	966,335
Teligent, Inc. (Pharmaceuticals)	(a)	214,214	1,437,376

			19,660,876

INDUSTRIALS – 20.0%
Actuant Corp. Class A (Machinery)		43,402	1,111,091
Aegion Corp. (Construction & Engineering)	(a)	32,091	747,078
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)	(a)	36,281	1,270,198
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	60,326	1,367,590
Casella Waste Systems, Inc. Class A (Commercial Svs. & Supplies)	(a)	79,287	1,490,596
Covanta Holding Corp. (Commercial Svs. & Supplies)		101,535	1,507,795
Dycom Industries, Inc. (Construction & Engineering)	(a)	13,382	1,149,246
Healthcare Services Group, Inc. (Commercial Svs. & Supplies)		25,463	1,374,238
Kornit Digital Ltd. (Machinery)	(a)	51,225	783,743
Mistras Group, Inc. (Professional Svs.)	(a)	65,563	1,344,041

Common Stocks (Continued)		Shares	Value
INDUSTRIALS (continued)
Mueller Water Products, Inc. Class A (Machinery)		120,562	$1,543,194
Rexnord Corp. (Machinery)	(a)	15,544	394,973
Tetra Tech, Inc. (Commercial Svs. & Supplies)		34,085	1,586,657

			15,670,440

INFORMATION TECHNOLOGY – 36.3%
ACI Worldwide, Inc. (Software)	(a)	71,362	1,625,626
Ambarella, Inc. (Semiconductors & Equip.)	(a)	9,886	484,513
Callidus Software, Inc. (Software)	(a)	53,919	1,329,103
Cavium, Inc. (Semiconductors & Equip.)	(a)	22,764	1,501,058
Ciena Corp. (Communications Equip.)	(a)	36,419	800,125
CommVault Systems, Inc. (Software)	(a)	20,880	1,269,504
Cornerstone OnDemand, Inc. (Internet Software & Svs.)	(a)	26,546	1,078,033
Digimarc Corp. (Software)	(a)	36,511	1,336,303
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	31,743	1,176,396
Fair Isaac Corp. (Software)		8,918	1,252,979
FARO Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	37,944	1,451,358
FormFactor, Inc. (Semiconductors & Equip.)	(a)	74,134	1,249,158
Hortonworks, Inc. (Internet Software & Svs.)	(a)	80,784	1,369,289
Infinera Corp. (Communications Equip.)	(a)	140,217	1,243,725
Inphi Corp. (Semiconductors & Equip.)	(a)	31,692	1,257,855
Integrated Device Technology, Inc. (Semiconductors & Equip.)	(a)	46,166	1,227,092
Lumentum Holdings, Inc. (Communications Equip.)	(a)	24,389	1,325,542
Power Integrations, Inc. (Semiconductors & Equip.)		18,733	1,371,256
Radware Ltd. (Communications Equip.)	(a)	70,817	1,193,975
Semtech Corp. (Semiconductors & Equip.)	(a)	32,354	1,214,893
Silicon Motion Technology Corp. – ADR (Semiconductors & Equip.)		28,941	1,390,036
Viavi Solutions, Inc. (Communications Equip.)	(a)	111,447	1,054,289
Zendesk, Inc. (Software)	(a)	43,466	1,265,295

			28,467,403

MATERIALS – 1.9%
PolyOne Corp. (Chemicals)		36,707	1,469,381

REAL ESTATE – 2.4%
Rexford Industrial Realty, Inc. (Equity REIT)		47,157	1,349,634
Terreno Realty Corp. (Equity REIT)		15,328	554,567

			1,904,201

Total Common Stocks (Cost $71,725,866)			$78,139,581

Money Market Funds – 1.9%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class		1,450,756	$1,450,756

Total Money Market Funds (Cost $1,450,828)			$1,450,756

Total Investments – 101.6% (Cost $73,176,694)	(b)		$79,590,337
Liabilities in Excess of Other Assets – (1.6)%			(1,223,868)

Net Assets – 100.0%			$78,366,469

Percentages are stated as a percent of net assets.

Abbreviations:

ADR:	American Depositary Receipts

Footnotes:

(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Balanced Portfolio

Schedule of Investments	September 30, 2017 (Unaudited)

Common Stocks – 46.1%		Shares	Value
CONSUMER DISCRETIONARY – 6.3%
AutoZone, Inc. (Specialty Retail)	(a)	4,000	$2,380,440
Brunswick Corp. (Leisure Products)		142,000	7,947,740
CBS Corp. Class B (Media)		49,704	2,882,832
Comcast Corp. Class A (Media)		62,088	2,389,147
Goodyear Tire & Rubber Co. / The (Auto Components)		145,000	4,821,250
Lowe’s Cos., Inc. (Specialty Retail)		45,000	3,597,300
Magna International, Inc. (Auto Components)		120,000	6,405,600
McDonald’s Corp. (Hotels, Restaurants & Leisure)		7,000	1,096,760
Newell Brands, Inc. (Household Durables)		145,000	6,187,150
O’Reilly Automotive, Inc. (Specialty Retail)	(a)	19,000	4,092,030
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		15,000	1,778,100
Time Warner, Inc. (Media)		51,000	5,224,950
Twenty-First Century Fox, Inc. Class A (Media)		165,000	4,352,700
Walt Disney Co. / The (Media)		50,000	4,928,500
Whirlpool Corp. (Household Durables)		13,000	2,397,720
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)		25,000	2,635,250

			63,117,469

CONSUMER STAPLES – 2.8%
Constellation Brands, Inc. Class A (Beverages)		15,000	2,991,750
CVS Health Corp. (Food & Staples Retailing)		80,000	6,505,600
Molson Coors Brewing Co. Class B (Beverages)		15,000	1,224,600
Monster Beverage Corp. (Beverages)	(a)	50,000	2,762,500
Tyson Foods, Inc. Class A (Food Products)		125,000	8,806,250
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		75,000	5,791,500

			28,082,200

ENERGY – 4.4%
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)		82,000	9,320,940
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	90,000	8,816,400
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		40,000	2,243,200
Range Resources Corp. (Oil, Gas & Consumable Fuels)		75,000	1,467,750
Schlumberger Ltd. (Energy Equip. & Svs.)		70,000	4,883,200
SRC Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	1,050,000	10,153,500
U.S. Silica Holdings, Inc. (Energy Equip. & Svs.)		235,000	7,301,450

			44,186,440

FINANCIALS – 7.3%
American International Group, Inc. (Insurance)		70,000	4,297,300
Bank of America Corp. (Banks)		190,000	4,814,600
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	73,000	13,382,360
Discover Financial Services (Consumer Finance)		222,080	14,319,718
Goldman Sachs Group, Inc. / The (Capital Markets)		34,000	8,064,460
Invesco Ltd. (Capital Markets)		62,900	2,204,016
KeyCorp (Banks)		250,000	4,705,000
Lincoln National Corp. (Insurance)		75,000	5,511,000
Signature Bank (Banks)	(a)	63,270	8,101,091
SVB Financial Group (Banks)	(a)	15,000	2,806,350
XL Group Ltd. (Insurance)		100,000	3,945,000

			72,150,895

HEALTH CARE – 7.0%
AbbVie, Inc. (Biotechnology)		15,000	1,332,900
Aetna, Inc. (Health Care Providers & Svs.)		25,000	3,975,250
Allergan PLC (Pharmaceuticals)		43,700	8,956,315
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	200,000	5,834,000
Celgene Corp. (Biotechnology)	(a)	46,000	6,707,720
Cigna Corp. (Health Care Providers & Svs.)		18,000	3,364,920
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	15,000	1,639,650
Eli Lilly & Co. (Pharmaceuticals)		30,000	2,566,200
HCA Healthcare, Inc. (Health Care Providers & Svs.)	(a)	60,000	4,775,400
Jazz Pharmaceuticals PLC (Pharmaceuticals)	(a)	45,000	6,581,250
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	15,000	2,042,250
Pfizer, Inc. (Pharmaceuticals)		70,000	2,499,000
Roche Holding AG – ADR (Pharmaceuticals)		75,000	2,400,000
Shire PLC – ADR (Biotechnology)		27,000	4,134,780
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		30,000	5,676,000
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		45,000	4,992,300
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		17,000	1,990,530

			69,468,465

40	(continued)

Ohio National Fund, Inc.	Balanced Portfolio (Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

Common Stocks (Continued)		Shares	Value
INDUSTRIALS – 5.1%
Air Lease Corp. (Trading Companies & Distributors)		63,775	$2,718,091
Allison Transmission Holdings, Inc. (Machinery)		65,000	2,439,450
Canadian Pacific Railway Ltd. (Road & Rail)		50,000	8,401,500
Deluxe Corp. (Commercial Svs. & Supplies)		72,000	5,253,120
Johnson Controls International PLC (Building Products)		170,000	6,849,300
Masco Corp. (Building Products)		125,000	4,876,250
MasTec, Inc. (Construction & Engineering)	(a)	170,000	7,888,000
Orbital ATK, Inc. (Aerospace & Defense)		19,915	2,651,881
Rockwell Collins, Inc. (Aerospace & Defense)		13,954	1,823,927
Snap-on, Inc. (Machinery)		15,000	2,235,150
Southwest Airlines Co. (Airlines)		60,000	3,358,800
Spirit AeroSystems Holdings, Inc. Class A (Aerospace & Defense)		33,000	2,564,760

			51,060,229

INFORMATION TECHNOLOGY – 9.8%
Activision Blizzard, Inc. (Software)		20,000	1,290,200
Alphabet, Inc. Class C (Internet Software & Svs.)	(a)	5,276	5,060,265
Apple, Inc. (Tech. Hardware, Storage & Periph.)		38,910	5,996,809
Broadcom Ltd. (Semiconductors & Equip.)		50,000	12,127,000
Cavium, Inc. (Semiconductors & Equip.)	(a)	80,000	5,275,200
CDK Global, Inc. (Software)		100,000	6,309,000
Cognizant Technology Solutions Corp. Class A (IT Svs.)		40,000	2,901,600
Electronic Arts, Inc. (Software)	(a)	10,000	1,180,600
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	160,000	5,929,600
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	55,000	9,397,850
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	12,172	2,252,550
LogMeIn, Inc. (Internet Software & Svs.)		40,000	4,402,000
Mastercard, Inc. Class A (IT Svs.)		91,600	12,933,920
Skyworks Solutions, Inc. (Semiconductors & Equip.)		30,000	3,057,000
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		90,000	7,475,400
Visa, Inc. (IT Svs.)		111,400	11,723,736

			97,312,730

MATERIALS – 1.6%
Cia de Minas Buenaventura SAA – ADR (Metals & Mining)		500,000	6,395,000
Graphic Packaging Holding Co. (Containers & Packaging)		500,000	6,975,000
LyondellBasell Industries N.V. Class A (Chemicals)		25,000	2,476,250

			15,846,250

REAL ESTATE – 0.4%
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	105,000	3,977,400

TELECOMMUNICATION SERVICES – 0.3%
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)	45,000	2,774,700

UTILITIES – 1.1%
CMS Energy Corp. (Multi-Utilities)		51,300	2,376,216
NextEra Energy, Inc. (Electric Utilities)		25,000	3,663,750
Sempra Energy (Multi-Utilities)		45,000	5,135,850

			11,175,816

Total Common Stocks (Cost $394,393,307)			$459,152,594

Corporate Bonds – 23.1%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY – 2.7%
CBRE Services, Inc. (Media)		5.000%	03/15/2023	$6,510,000	$6,745,316
Dollar Tree, Inc. (Multiline Retail)		5.750%	03/01/2023	2,500,000	2,636,500
Lee Enterprises, Inc. (Media)	(b)	9.500%	03/15/2022	4,680,000	4,861,350
Mattamy Group Corp. (Household Durables)	(b)	6.500%	11/15/2020	1,625,000	1,657,500
OneBeacon U.S. Holdings, Inc. (Hotels, Restaurants & Leisure)		4.600%	11/09/2022	1,245,000	1,283,380
Penske Automotive Group, Inc. (Specialty Retail)		5.750%	10/01/2022	1,090,000	1,125,534
Reliance Intermediate Holdings LP (Specialty Retail)	(b)	6.500%	04/01/2023	6,982,000	7,418,375
William Carter Co. / The (Textiles, Apparel & Luxury Goods)		5.250%	08/15/2021	695,000	714,981

					26,442,936

CONSUMER STAPLES – 1.7%
Darling Ingredients, Inc. (Food Products)		5.375%	01/15/2022	3,000,000	3,112,500
HRG Group, Inc. (Household Products)		7.875%	07/15/2019	2,300,000	2,346,000
Kraft Heinz Foods Co. (Food Products)	(b)	4.875%	02/15/2025	10,359,000	11,069,973

					16,528,473

41	(continued)

Ohio National Fund, Inc.	Balanced Portfolio (Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
ENERGY – 2.9%
Andeavor (Oil, Gas & Consumable Fuels)		5.125%	04/01/2024	$5,750,000	$6,071,474
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)		5.500%	04/01/2023	2,300,000	2,365,090
Energy Transfer LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	04/15/2023	6,525,000	6,714,225
MPLX LP (Oil, Gas & Consumable Fuels)		5.500%	02/15/2023	9,215,000	9,482,235
Overseas Shipholding Group, Inc. (Acquired 07/13/2016 through 10/13/2016, Cost $4,784,275) (Oil, Gas & Consumable Fuels)	(c)	8.125%	03/30/2018	4,630,000	4,734,175

					29,367,199

FINANCIALS – 6.7%
Berkshire Hathaway, Inc. (Diversified Financial Svs.)		2.750%	03/15/2023	11,550,000	11,721,149
Citigroup, Inc. (Banks)		6.875%	06/01/2025	2,250,000	2,732,228
Credit Acceptance Corp. (Consumer Finance)		6.125%	02/15/2021	2,500,000	2,537,500
GFI Group, Inc. (Capital Markets)		8.375%	07/19/2018	3,850,000	4,032,875
International Lease Finance Corp. (Diversified Financial Svs.)		5.875%	08/15/2022	4,256,000	4,764,182
NewStar Financial, Inc. (Diversified Financial Svs.)		7.250%	05/01/2020	2,000,000	2,060,000
ProAssurance Corp. (Insurance)		5.300%	11/15/2023	5,063,000	5,523,917
Prudential Financial, Inc. (Insurance)	(d)	8.875%	06/15/2038	13,437,000	14,075,257
Radian Group, Inc. (Thrifts & Mortgage Finance)		5.500%	06/01/2019	1,266,000	1,329,300
Raymond James Financial, Inc. (Capital Markets)		5.625%	04/01/2024	6,500,000	7,366,850
RBC U.S.A. Holdco Corp. (Banks)		5.250%	09/15/2020	1,500,000	1,626,216
SAFG Retirement Services, Inc. (Diversified Financial Svs.)		8.125%	04/28/2023	7,600,000	9,378,532

					67,148,006

HEALTH CARE – 0.7%
Centene Corp. (Health Care Providers & Svs.)		5.625%	02/15/2021	510,000	530,502
Hill-Rom Holdings, Inc. (Health Care Equip. & Supplies)	(b)	5.750%	09/01/2023	2,190,000	2,310,450
Molina Healthcare, Inc. (Health Care Providers & Svs.)		5.375%	11/15/2022	3,500,000	3,607,100
Universal Health Services, Inc. (Health Care Providers & Svs.)	(b)	4.750%	08/01/2022	1,000,000	1,035,000

					7,483,052

INDUSTRIALS – 3.3%
AECOM (Construction & Engineering)		5.750%	10/15/2022	3,700,000	3,855,400
Aircastle Ltd. (Trading Companies & Distributors)		5.000%	04/01/2023	4,400,000	4,708,000
Allegion PLC (Building Products)		5.875%	09/15/2023	7,625,000	8,234,809
Allegion U.S. Holding Co., Inc. (Building Products)		5.750%	10/01/2021	3,733,000	3,840,511
Covanta Holding Corp. (Commercial Svs. & Supplies)		6.375%	10/01/2022	534,000	548,685
EnPro Industries, Inc. (Machinery)		5.875%	09/15/2022	470,000	490,563
Spirit AeroSystems, Inc. (Aerospace & Defense)		5.250%	03/15/2022	11,120,000	11,553,308

					33,231,276

INFORMATION TECHNOLOGY – 2.5%
Amkor Technology, Inc. (Semiconductors & Equip.)		6.375%	10/01/2022	3,500,000	3,615,675
Corning, Inc. (Electronic Equip., Instr. & Comp.)		7.250%	08/15/2036	3,197,000	3,998,173
Micron Technology, Inc. (Semiconductors & Equip.)		7.500%	09/15/2023	4,550,000	5,056,188
NXP BV / NXP Funding LLC (Semiconductors & Equip.)	(b)	4.625%	06/01/2023	6,515,000	7,003,625
Western Digital Corp. (Tech. Hardware, Storage & Periph.)	(b)	7.375%	04/01/2023	4,500,000	4,929,750

					24,603,411

MATERIALS – 0.4%
FMG Resources August 2006 Pty. Ltd. (Metals & Mining)	(b)	9.750%	03/01/2022	3,500,000	3,935,750

REAL ESTATE – 0.6%
Greystar Real Estate Partners LLC (Real Estate Mgmt. & Development)	(b)	8.250%	12/01/2022	890,000	950,075
Select Income REIT (Equity REIT)		4.500%	02/01/2025	4,850,000	4,898,959

					5,849,034

TELECOMMUNICATION SERVICES – 1.0%
Clearwire Communications LLC / Clearwire Finance, Inc. (Wireless Telecom. Svs.)	(b)	8.250%	12/01/2040	7,650,000	7,726,500
Level 3 Communications, Inc. (Diversified Telecom. Svs.)		5.750%	12/01/2022	2,058,000	2,124,885

					9,851,385

UTILITIES – 0.6%
DPL, Inc. (Electric Utilities)		6.750%	10/01/2019	4,000,000	4,180,000
NextEra Energy Capital Holdings, Inc. (Multi-Utilities)	(d)	QL + 335	09/01/2067	2,000,000	2,002,285

					6,182,285

Total Corporate Bonds (Cost $231,306,369)					$230,622,807

U.S. Treasury Obligations – 14.7%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(e)	0.010%	10/05/2017	$29,848,700	$29,845,217
U.S. Treasury Note		1.250%	08/31/2019	10,000,000	9,956,250

42	(continued)

Ohio National Fund, Inc.	Balanced Portfolio (Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

U.S. Treasury Obligations (Continued)		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		1.875%	01/31/2022	$19,500,000	$19,503,047
U.S. Treasury Note		1.875%	05/31/2022	30,000,000	29,964,844
U.S. Treasury Note		1.625%	02/15/2026	30,000,000	28,508,203
U.S. Treasury Note		1.500%	08/15/2026	10,000,000	9,359,766
U.S. Treasury Note		2.250%	02/15/2027	20,000,000	19,870,312

Total U.S. Treasury Obligations (Cost $148,415,652)					$147,007,639

Closed-End Mutual Funds – 5.9%				Shares	Value
Aberdeen Chile Fund, Inc.				28,102	$235,776
Aberdeen Emerging Markets Smaller Co. Opportunities Fund, Inc.				15,886	221,896
Alpine Total Dynamic Dividend Fund				341,962	3,077,658
Asia Pacific Fund, Inc. / The				131,032	1,818,724
BlackRock Enhanced Government Fund, Inc.				160,465	2,187,138
BlackRock Income Trust, Inc.				604,361	3,795,387
BlackRock Municipal 2018 Term Trust				105,973	1,592,774
Blackstone / GSO Senior Floating Rate Term Fund				162,505	2,856,838
Clough Global Opportunities Fund				2,423	27,041
Delaware Investments Dividend & Income Fund, Inc.				112,606	1,211,641
Deutsche High Income Opportunities Fund, Inc.				164,565	2,489,868
Deutsche Multi-Market Income Trust				645,668	5,785,185
Deutsche Strategic Income Trust				122,406	1,525,179
Eaton Vance High Income 2021 Target Term Trust				438,394	4,454,083
Federated Premier Intermediate Municipal Income Fund (Acquired 07/07/2017 through
09/28/2017, Cost $1,940,225)	(c)			140,907	1,917,744
First Trust Mortgage Income Fund				71,080	1,011,468
First Trust Senior Floating Rate 2022 Target Term Fund				71,646	694,250
Invesco High Income Trust II				27,583	416,503
Lazard Global Total Return and Income Fund, Inc.				64,469	1,080,500
Lazard World Dividend & Income Fund, Inc.				42,343	479,746
Madison Covered Call & Equity Strategy Fund				452,321	3,550,720
Madison Strategic Sector Premium Fund				167,646	2,015,105
MFS Investment Grade Municipal Trust				129,581	1,294,514
Morgan Stanley Emerging Markets Fund, Inc.				54,078	943,120
Morgan Stanley Income Securities, Inc. (Acquired 05/16/2016 through 01/24/2017, Cost $4,481,271)	(c)			244,555	4,475,357
Nuveen Build America Bond Fund				11,599	249,031
Nuveen Build America Bond Opportunity Fund				26,697	588,135
Nuveen High Income December 2018 Target Term Fund				518,630	5,207,045
Nuveen High Income December 2019 Target Term Fund				260,294	2,634,175
Nuveen Mortgage Opportunity Term Fund 2				12,696	311,306
Swiss Helvetia Fund, Inc. / The				55,587	707,067

Total Closed-End Mutual Funds (Cost $57,701,548)					$58,854,974

Preferred Securities – 1.9%			Rate	Quantity	Value
FINANCIALS – 1.4%
Argo Group U.S., Inc. (Insurance)			6.500%	235,456	$5,940,555
Maiden Holdings North America Ltd. (Insurance)			7.750%	152,545	3,992,103
Wells Fargo & Co. DR (Banks)			6.000%	71,234	1,884,139
Wells Fargo & Co. DR (Banks)			8.000%	71,991	1,835,770

					13,652,567

REAL ESTATE – 0.5%
Gramercy Property Trust (Acquired 08/27/2014 through 07/26/2017, Cost $5,447,388) (Equity REIT)	(c)		7.125%	210,564	5,586,263

Total Preferred Securities (Cost $19,244,298)					$19,238,830

Exchange Traded Funds – 1.1%				Shares	Value
iShares Currency Hedged MSCI Eurozone ETF				180,000	$5,419,800
iShares Europe ETF				110,000	5,155,700
PowerShares Senior Loan Portfolio				21,645	501,298

Total Exchange Traded Funds (Cost $9,921,554)					$11,076,798

Asset-Backed / Mortgage-Backed Securities – 0.9%		Rate	Maturity	Face Amount	Value
FINANCIALS – 0.8%
New Residential Mortgage Loan Trust 2016-3A B3C (Acquired 10/13/2016, Cost $7,955,629)	(b)(c)	4.000%	09/25/2056	$7,838,058	$7,740,398

43	(continued)

Ohio National Fund, Inc.	Balanced Portfolio (Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

Asset-Backed / Mortgage-Backed Securities (Continued)		Rate	Maturity	Face Amount	Value
INDUSTRIALS – 0.1%
UAL 2007-1 Class B Pass Through Trust		7.336%	07/02/2019	$875,428	$ 927,953
Total Asset-Backed / Mortgage-Backed Securities (Cost $8,863,612)					$8,668,351

Liquidating Trusts – 0.1%				Shares	Value
BHL Liquidating Trust	(a)(c)(f)			225,251	$ 3,379
JPMorgan China Region Fund, Inc. Liquidation Trust	(a)(c)(f)			89,958	460,585
Total Liquidating Trusts (Cost $0)					$463,964

Purchased Options – 0.0%		Expiration	Exercise Price	Contracts (g)	Value
S&P 500 Index Put Option		October 2017	$2,300	300	$27,000
Total Purchased Options (Cost $830,395)					$27,000

Money Market Funds – 6.2%				Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class				61,680,377	$61,680,377

Total Money Market Funds (Cost $61,682,481)					$61,680,377

Total Investments – 100.0% (Cost $932,359,216)	(h)				$996,793,334
Other Assets in Excess of Liabilities – 0.0%					405,653

Net Assets – 100.0%					$997,198,987

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

DR: Depositary Receipt

QL: Quarterly U.S. LIBOR Rate, 1.334% on 9/30/2017

Footnotes:

(a)	Non-income producing security.
(b)

Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2017, the value of these securities totaled $60,638,746, or 6.1% of the Portfolio’s net assets. Unless also noted as illiquid, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c)	Represents a security deemed to be illiquid. At September 30, 2017, the value of illiquid securities in the Portfolio totaled $24,917,901, or 2.5% of the Portfolio’s net assets.
(d)

Security is a variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated are those in effect at September 30, 2017.

(e)	Represents effective yield as of September 30, 2017.
(f)

Liquidating trusts are organized for the primary purpose of liquidating and distributing the assets transferred to it, and its activities are all reasonably necessary to and consistent with accomplishment of that purpose.

BHL Liquidating Trust was acquired on August 18, 2017 in conjunction with the BlackRock Defined Opportunity Credit Trust’s liquidation plan and liquidating distribution.

JPMorgan China Region Fund, Inc. Liquidation Trust was acquired on July 14, 2017 in conjuction with the JPMorgan China Region Fund, Inc.’s liquidation plan and liquidating distribution.

(g)	100 shares per contract.
(h)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	S&P MidCap 400® Index Portfolio

Schedule of Investments	September 30, 2017 (Unaudited)

Common Stocks – 99.9%		Shares	Value

CONSUMER DISCRETIONARY – 11.6%
Aaron’s, Inc. (Specialty Retail)		2,127	$ 92,801
Adtalem Global Education, Inc. (Diversified Consumer Svs.)		2,129	76,325
AMC Networks, Inc. Class A (Media)	(a)	1,781	104,135
American Eagle Outfitters, Inc. (Specialty Retail)		5,774	82,568
AutoNation, Inc. (Specialty Retail)	(a)	2,228	105,741
Bed Bath & Beyond, Inc. (Specialty Retail)		4,950	116,177
Big Lots, Inc. (Multiline Retail)		1,518	81,319
Brinker International, Inc. (Hotels, Restaurants & Leisure)		1,674	53,334
Brunswick Corp. (Leisure Products)		3,032	169,701
Buffalo Wild Wings, Inc. (Hotels, Restaurants & Leisure)	(a)	528	55,810
Cable One, Inc. (Media)		161	116,261
CalAtlantic Group, Inc. (Household Durables)		2,609	95,568
Carter’s, Inc. (Textiles, Apparel & Luxury Goods).		1,637	161,654
Cheesecake Factory, Inc. / The (Hotels, Restaurants & Leisure)		1,499	63,138
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)		442	91,140
Cinemark Holdings, Inc. (Media)		3,632	131,515
Cooper Tire & Rubber Co. (Auto Components)		1,785	66,759
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)		825	125,086
Dana, Inc. (Auto Components)		4,955	138,542
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	1,091	74,635
Dick’s Sporting Goods, Inc. (Specialty Retail)		2,909	78,572
Dillard’s, Inc. Class A (Multiline Retail)		715	40,090
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)		1,654	328,402
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)		3,084	163,699
GameStop Corp. Class A (Specialty Retail)		3,451	71,298
Gentex Corp. (Auto Components)		9,792	193,882
Graham Holdings Co. Class B (Diversified Consumer Svs.)		158	92,446
Helen of Troy Ltd. (Household Durables)	(a)	933	90,408
HSN, Inc. (Internet & Direct Marketing Retail)		1,088	42,486
ILG, Inc. (Hotels, Restaurants & Leisure)		3,641	97,324
International Speedway Corp. Class A (Hotels, Restaurants & Leisure)		859	30,924
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)		1,006	102,532
John Wiley & Sons, Inc. Class A (Media)		1,530	81,855
KB Home (Household Durables)		2,841	68,525
Live Nation Entertainment, Inc. (Media)	(a)	4,590	199,894
Meredith Corp. (Media)		1,356	75,258
Michaels Cos., Inc. / The (Specialty Retail)	(a)	3,790	81,371
Murphy U.S.A., Inc. (Specialty Retail)	(a)	1,151	79,419
New York Times Co. / The Class A (Media)		4,309	84,456
NVR, Inc. (Household Durables)	(a)	119	339,745
Office Depot, Inc. (Specialty Retail)		17,710	80,403
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)		909	66,421
Polaris Industries, Inc. (Leisure Products)		1,991	208,318
Pool Corp. (Distributors)		1,410	152,520
Sally Beauty Holdings, Inc. (Specialty Retail)	(a)	4,513	88,365
Service Corp. International (Diversified Consumer Svs.)		6,413	221,248
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)		2,721	165,818
Skechers U.S.A., Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	4,593	115,238
Sotheby’s (Diversified Consumer Svs.)	(a)	1,283	59,159
TEGNA, Inc. (Media)		7,356	98,055
Tempur Sealy International, Inc. (Household Durables)	(a)	1,570	101,296
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		2,240	110,074
Thor Industries, Inc. (Automobiles)		1,676	211,025
Toll Brothers, Inc. (Household Durables)		5,217	216,349
TRI Pointe Group, Inc. (Household Durables)	(a)	5,206	71,895
Tupperware Brands Corp. (Household Durables)		1,737	107,381

Common Stocks (Continued)		Shares	Value

CONSUMER DISCRETIONARY (continued)
Urban Outfitters, Inc. (Specialty Retail)	(a)	2,792	$66,729
Wendy’s Co. / The (Hotels, Restaurants & Leisure)		6,265	97,295
Williams-Sonoma, Inc. (Specialty Retail)		2,727	135,968

			6,718,352

CONSUMER STAPLES – 3.8%
Avon Products, Inc. (Personal Products)	(a)	15,046	35,057
Boston Beer Co., Inc. / The Class A (Beverages) .	(a)	306	47,797
Casey’s General Stores, Inc. (Food & Staples Retailing)		1,312	143,598
Dean Foods Co. (Food Products)		3,112	33,859
Edgewell Personal Care Co. (Personal Products)	(a)	1,951	141,974
Energizer Holdings, Inc. (Household Products)		2,116	97,442
Flowers Foods, Inc. (Food Products)		6,322	118,917
Hain Celestial Group, Inc. / The (Food Products) .	(a)	3,555	146,288
Ingredion, Inc. (Food Products)		2,453	295,930
Lamb Weston Holdings, Inc. (Food Products)		5,000	234,450
Lancaster Colony Corp. (Food Products)		666	80,000
Nu Skin Enterprises, Inc. Class A (Personal Products)		1,706	104,885
Post Holdings, Inc. (Food Products)	(a)	2,268	200,196
Sanderson Farms, Inc. (Food Products)		686	110,803
Snyder’s-Lance, Inc. (Food Products)		2,908	110,911
Sprouts Farmers Market, Inc. (Food & Staples Retailing)	(a)	4,324	81,162
Tootsie Roll Industries, Inc. (Food Products)		653	24,814
TreeHouse Foods, Inc. (Food Products)	(a)	1,954	132,345
United Natural Foods, Inc. (Food & Staples Retailing)	(a)	1,724	71,701

			2,212,129

ENERGY – 4.1%
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)	(a)	6,906	77,623
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	7,090	120,105
Core Laboratories N.V. (Energy Equip. & Svs.)		1,509	148,938
Diamond Offshore Drilling, Inc. (Energy Equip. & Svs.)	(a)	2,213	32,089
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	1,307	57,704
Energen Corp. (Oil, Gas & Consumable Fuels)	(a)	3,324	181,756
Ensco PLC Class A (Energy Equip. & Svs.)		10,385	61,998
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	5,650	81,021
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)		6,076	218,554
Matador Resources Co. (Oil, Gas & Consumable Fuels)	(a)	3,063	83,160
Murphy Oil Corp. (Oil, Gas & Consumable Fuels) .		5,571	147,966
Nabors Industries Ltd. (Energy Equip. & Svs.)		9,786	78,973
Oceaneering International, Inc. (Energy Equip. & Svs.)		3,363	88,346
Patterson-UTI Energy, Inc. (Energy Equip. & Svs.)		7,303	152,925
PBF Energy, Inc. Class A (Oil, Gas & Consumable Fuels)		3,752	103,593
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	8,234	70,565
Rowan Cos. Plc Class A (Energy Equip. & Svs.)	(a)	3,870	49,730
SM Energy Co. (Oil, Gas & Consumable Fuels)		3,514	62,338
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	17,440	106,558
Superior Energy Services, Inc. (Energy Equip. & Svs.)	(a)	5,210	55,643
Transocean Ltd. (Energy Equip. & Svs.)	(a)	13,383	144,001
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)		2,338	79,282
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	13,603	156,435

			2,359,303

FINANCIALS – 17.0%
Alleghany Corp. (Insurance)	(a)	529	293,071
American Financial Group, Inc. (Insurance)		2,352	243,314

45	(continued)

Ohio National Fund, Inc.	S&P MidCap 400® Index Portfolio (Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

Common Stocks (Continued)		Shares	Value

FINANCIALS (continued)
Aspen Insurance Holdings Ltd. (Insurance)		2,049	$82,780
Associated Banc-Corp. (Banks)		5,182	125,664
BancorpSouth, Inc. (Banks)		2,904	93,073
Bank of Hawaii Corp. (Banks)		1,460	121,706
Bank of the Ozarks, Inc. (Banks)		4,156	199,696
Brown & Brown, Inc. (Insurance)		3,974	191,507
Cathay General Bancorp (Banks)		2,608	104,842
Chemical Financial Corp. (Banks)		2,440	127,514
CNO Financial Group, Inc. (Insurance)		5,783	134,975
Commerce Bancshares, Inc. (Banks)		3,056	176,545
Cullen / Frost Bankers, Inc. (Banks)		2,003	190,125
East West Bancorp, Inc. (Banks)		4,946	295,672
Eaton Vance Corp. (Capital Markets)		3,941	194,567
FactSet Research Systems, Inc. (Capital Markets)		1,344	242,068
Federated Investors, Inc. Class B (Capital Markets)		3,270	97,119
First American Financial Corp. (Insurance)		3,793	189,536
First Horizon National Corp. (Banks)		8,030	153,775
FNB Corp. (Banks)		11,072	155,340
Fulton Financial Corp. (Banks)		5,993	112,369
Genworth Financial, Inc. Class A (Insurance)	(a)	17,061	65,685
Hancock Holding Co. (Banks)		2,901	140,553
Hanover Insurance Group, Inc. / The (Insurance)		1,448	140,355
Home BancShares, Inc. (Banks)		5,401	136,213
International Bancshares Corp. (Banks)		1,861	74,626
Janus Henderson Group PLC (Capital Markets)		6,187	215,555
Kemper Corp. (Insurance)		1,665	88,245
Legg Mason, Inc. (Capital Markets)		2,982	117,222
MarketAxess Holdings, Inc. (Capital Markets)		1,288	237,649
MB Financial, Inc. (Banks)		2,872	129,297
Mercury General Corp. (Insurance)		1,244	70,522
MSCI, Inc. (Capital Markets)		3,085	360,637
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)		16,773	216,204
Old Republic International Corp. (Insurance)		8,392	165,239
PacWest Bancorp (Banks)		4,108	207,495
Pinnacle Financial Partners, Inc. (Banks)		2,522	168,848
Primerica, Inc. (Insurance)		1,536	125,261
Prosperity Bancshares, Inc. (Banks)		2,386	156,832
Reinsurance Group of America, Inc. (Insurance)		2,210	308,361
RenaissanceRe Holdings Ltd. (Insurance)		1,381	186,628
SEI Investments Co. (Capital Markets)		4,493	274,343
Signature Bank (Banks)	(a)	1,883	241,099
SLM Corp. (Consumer Finance)	(a)	14,794	169,687
Sterling Bancorp (Banks)		7,678	189,263
Stifel Financial Corp. (Capital Markets)		2,337	124,936
SVB Financial Group (Banks)	(a)	1,805	337,697
Synovus Financial Corp. (Banks)		4,159	191,564
TCF Financial Corp. (Banks)		5,877	100,144
Texas Capital Bancshares, Inc. (Banks)	(a)	1,698	145,688
Trustmark Corp. (Banks)		2,330	77,170
UMB Financial Corp. (Banks)		1,509	112,405
Umpqua Holdings Corp. (Banks)		7,535	147,008
United Bankshares, Inc. (Banks)		3,595	133,554
Valley National Bancorp (Banks)		9,037	108,896
Washington Federal, Inc. (Thrifts & Mortgage Finance)		3,038	102,229
Webster Financial Corp. (Banks)		3,157	165,900
Wintrust Financial Corp. (Banks)		1,913	149,807
WR Berkley Corp. (Insurance)		3,283	219,107

			9,827,182

HEALTH CARE – 8.1%
ABIOMED, Inc. (Health Care Equip. & Supplies)	(a)	1,436	242,110
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	2,797	133,585
Akorn, Inc. (Pharmaceuticals)	(a)	3,208	106,474
Allscripts Healthcare Solutions, Inc. (Health Care Technology)	(a)	6,195	88,155
Bio-Rad Laboratories, Inc. Class A (Life Sciences Tools & Svs.)	(a)	689	153,110
Bio-Techne Corp. (Life Sciences Tools & Svs.)		1,279	154,618
Bioverativ, Inc. (Biotechnology)	(a)	3,703	211,330
Catalent, Inc. (Pharmaceuticals)	(a)	4,503	179,760

Common Stocks (Continued)		Shares	Value

HEALTH CARE (continued)
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	1,631	$176,181
Endo International PLC (Pharmaceuticals)	(a)	6,843	58,610
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	2,467	73,319
Halyard Health, Inc. (Health Care Equip. & Supplies)	(a)	1,599	72,003
HealthSouth Corp. (Health Care Providers & Svs.)		3,375	156,431
Hill-Rom Holdings, Inc. (Health Care Equip. & Supplies)		2,259	167,166
INC Research Holdings, Inc. Class A (Life Sciences Tools & Svs.)	(a)	1,926	100,730
LifePoint Health, Inc. (Health Care Providers & Svs.)	(a)	1,370	79,323
LivaNova PLC (Health Care Equip. & Supplies)	(a)	1,481	103,759
Mallinckrodt PLC (Pharmaceuticals)	(a)	3,327	124,330
Masimo Corp. (Health Care Equip. & Supplies)	(a)	1,638	141,785
Medidata Solutions, Inc. (Health Care Technology)	(a)	2,005	156,510
MEDNAX, Inc. (Health Care Providers & Svs.)	(a)	3,199	137,941
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	1,507	103,621
NuVasive, Inc. (Health Care Equip. & Supplies)	(a)	1,743	96,667
Owens & Minor, Inc. (Health Care Providers & Svs.)		2,089	60,999
PAREXEL International Corp. (Life Sciences Tools & Svs.)	(a)	1,745	153,700
Prestige Brands Holdings, Inc. (Pharmaceuticals)	(a)	1,812	90,763
STERIS PLC (Health Care Equip. & Supplies)		2,911	257,332
Teleflex, Inc. (Health Care Equip. & Supplies)		1,543	373,360
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	2,761	45,363
United Therapeutics Corp. (Biotechnology)	(a)	1,489	174,496
WellCare Health Plans, Inc. (Health Care Providers & Svs.)	(a)	1,525	261,903
West Pharmaceutical Services, Inc. (Health Care Equip. & Supplies)		2,536	244,115

			4,679,549

INDUSTRIALS – 15.5%
AECOM (Construction & Engineering)	(a)	5,368	197,596
AGCO Corp. (Machinery)		2,261	166,794
Avis Budget Group, Inc. (Road & Rail)	(a)	2,488	94,693
Brink’s Co. / The (Commercial Svs. & Supplies)		1,727	145,500
Carlisle Cos., Inc. (Industrial Conglomerates)		2,166	217,228
Clean Harbors, Inc. (Commercial Svs. & Supplies)	(a)	1,779	100,869
Copart, Inc. (Commercial Svs. & Supplies)	(a)	6,867	236,019
Crane Co. (Machinery)		1,737	138,943
Curtiss-Wright Corp. (Aerospace & Defense)		1,512	158,064
Deluxe Corp. (Commercial Svs. & Supplies)		1,661	121,187
Donaldson Co., Inc. (Machinery)		4,489	206,225
Dun & Bradstreet Corp. / The (Professional Svs.)		1,266	147,375
Dycom Industries, Inc. (Construction & Engineering)	(a)	1,062	91,205
EMCOR Group, Inc. (Construction & Engineering)		2,030	140,841
EnerSys (Electrical Equip.)		1,483	102,579
Esterline Technologies Corp. (Aerospace & Defense)	(a)	905	81,586
GATX Corp. (Trading Companies & Distributors)		1,324	81,505
Genesee & Wyoming, Inc. Class A (Road & Rail)	(a)	2,106	155,865
Graco, Inc. (Machinery)		1,917	237,114
Granite Construction, Inc. (Construction & Engineering)		1,363	78,986
Herman Miller, Inc. (Commercial Svs. & Supplies)		2,046	73,451
HNI Corp. (Commercial Svs. & Supplies)		1,508	62,537
Hubbell, Inc. (Electrical Equip.)		1,875	217,537
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		1,554	351,888
IDEX Corp. (Machinery)		2,618	318,008

46	(continued)

Ohio National Fund, Inc.	S&P MidCap 400® Index Portfolio (Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

Common Stocks (Continued)		Shares	Value

INDUSTRIALS (continued)
ITT, Inc. (Machinery)		3,006	$133,076
JetBlue Airways Corp. (Airlines)	(a)	11,268	208,796
KBR, Inc. (Construction & Engineering)		4,798	85,788
Kennametal, Inc. (Machinery)		2,756	111,177
Kirby Corp. (Marine)	(a)	1,843	121,546
KLX, Inc. (Aerospace & Defense)	(a)	1,763	93,316
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	(a)	4,374	181,740
Landstar System, Inc. (Road & Rail)		1,436	143,097
Lennox International, Inc. (Building Products)		1,301	232,840
Lincoln Electric Holdings, Inc. (Machinery)		2,124	194,728
ManpowerGroup, Inc. (Professional Svs.)		2,286	269,337
MSA Safety, Inc. (Commercial Svs. & Supplies)		1,165	92,629
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		1,548	116,982
Nordson Corp. (Machinery)		1,740	206,190
NOW, Inc. (Trading Companies & Distributors)	(a)	3,696	51,042
Old Dominion Freight Line, Inc. (Road & Rail)		2,341	257,767
Orbital ATK, Inc. (Aerospace & Defense)		1,973	262,725
Oshkosh Corp. (Machinery)		2,565	211,715
Pitney Bowes, Inc. (Commercial Svs. & Supplies)		6,386	89,468
Regal Beloit Corp. (Electrical Equip.)		1,529	120,791
Rollins, Inc. (Commercial Svs. & Supplies)		3,284	151,524
Ryder System, Inc. (Road & Rail)		1,812	153,205
Teledyne Technologies, Inc. (Aerospace & Defense)	(a)	1,210	192,608
Terex Corp. (Machinery)		2,901	130,603
Timken Co. / The (Machinery)		2,348	113,995
Toro Co. / The (Machinery)		3,697	229,436
Trinity Industries, Inc. (Machinery)		5,172	164,987
Valmont Industries, Inc. (Construction & Engineering)		775	122,527
Wabtec Corp. (Machinery)		2,928	221,796
Watsco, Inc. (Trading Companies & Distributors)		1,042	167,835
Werner Enterprises, Inc. (Road & Rail)		1,538	56,214
Woodward, Inc. (Machinery)		1,892	146,838

			8,959,913

INFORMATION TECHNOLOGY – 17.3%
3D Systems Corp. (Tech. Hardware, Storage & Periph.)	(a)	3,875	51,886
ACI Worldwide, Inc. (Software)	(a)	4,034	91,895
Acxiom Corp. (IT Svs.)	(a)	2,735	67,390
ARRIS International PLC (Communications Equip.)	(a)	6,052	172,421
Arrow Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	3,026	243,321
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		4,206	165,296
Belden, Inc. (Electronic Equip., Instr. & Comp.)		1,446	116,446
Blackbaud, Inc. (Software)		1,646	144,519
Broadridge Financial Solutions, Inc. (IT Svs.)		3,990	322,472
Brocade Communications Systems, Inc. (Communications Equip.)		14,164	169,260
Cars.com, Inc. (Internet Software & Svs.)	(a)	2,443	65,008
CDK Global, Inc. (Software)		4,512	284,662
Ciena Corp. (Communications Equip.)	(a)	4,841	106,357
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	2,187	116,611
Cognex Corp. (Electronic Equip., Instr. & Comp.)		2,965	326,980
Coherent, Inc. (Electronic Equip., Instr. & Comp.)	(a)	844	198,483
CommVault Systems, Inc. (Software)	(a)	1,451	88,221
Convergys Corp. (IT Svs.)		3,196	82,744
CoreLogic, Inc. (IT Svs.)	(a)	2,899	133,992
Cree, Inc. (Semiconductors & Equip.)	(a)	3,340	94,155
Cypress Semiconductor Corp. (Semiconductors & Equip.)		11,401	171,243
Diebold Nixdorf, Inc. (Tech. Hardware, Storage & Periph.)		2,583	59,022
DST Systems, Inc. (IT Svs.)		2,074	113,821
Fair Isaac Corp. (Software)		1,047	147,104
First Solar, Inc. (Semiconductors & Equip.)	(a)	2,781	127,592
Fortinet, Inc. (Software)	(a)	5,180	185,651
Integrated Device Technology, Inc. (Semiconductors & Equip.)	(a)	4,558	121,152

Common Stocks (Continued)		Shares	Value

INFORMATION TECHNOLOGY (continued)
InterDigital, Inc. (Communications Equip.)		1,187	$87,541
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	1,289	238,542
j2 Global, Inc. (Internet Software & Svs.)		1,656	122,345
Jabil Circuit, Inc. (Electronic Equip., Instr. & Comp.)		6,144	175,411
Jack Henry & Associates, Inc. (IT Svs.)		2,652	272,599
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	6,354	264,708
Knowles Corp. (Electronic Equip., Instr. & Comp.)	(a)	3,061	46,741
Leidos Holdings, Inc. (IT Svs.)		4,869	288,342
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.)		776	152,003
LogMeIn, Inc. (Internet Software & Svs.)		1,805	198,640
Manhattan Associates, Inc. (Software)	(a)	2,361	98,147
MAXIMUS, Inc. (IT Svs.)		2,222	143,319
Microsemi Corp. (Semiconductors & Equip.)	(a)	3,959	203,809
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		1,305	139,048
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		3,668	154,680
NCR Corp. (Tech. Hardware, Storage & Periph.) .	(a)	4,168	156,383
NetScout Systems, Inc. (Communications Equip.)	(a)	3,069	99,282
Plantronics, Inc. (Communications Equip.)		1,146	50,676
PTC, Inc. (Software)	(a)	3,962	222,981
Sabre Corp. (IT Svs.)		7,142	129,270
Science Applications International Corp. (IT Svs.)		1,494	99,874
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	1,458	116,494
Synaptics, Inc. (Semiconductors & Equip.)	(a)	1,153	45,175
SYNNEX Corp. (Electronic Equip., Instr. & Comp.)		1,000	126,510
Take-Two Interactive Software, Inc. (Software) ..	(a)	3,648	372,935
Tech Data Corp. (Electronic Equip., Instr. & Comp.)	(a)	1,186	105,376
Teradata Corp. (IT Svs.)	(a)	4,306	145,500
Teradyne, Inc. (Semiconductors & Equip.)		6,778	252,752
Trimble, Inc. (Electronic Equip., Instr. & Comp.)	(a)	8,673	340,415
Tyler Technologies, Inc. (Software)	(a)	1,188	207,092
Ultimate Software Group, Inc. / The (Software)	(a)	971	184,102
VeriFone Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	3,821	77,490
Versum Materials, Inc. (Semiconductors & Equip.)		3,730	144,799
ViaSat, Inc. (Communications Equip.)	(a)	1,848	118,863
Vishay Intertechnology, Inc. (Electronic Equip., Instr. & Comp.)		4,609	86,649
WEX, Inc. (IT Svs.)	(a)	1,368	153,517
Zebra Technologies Corp. Class A (Electronic Equip, Instr. & Comp.)	(a)	1,820	197,616

			9,987,330

MATERIALS – 7.2%
Allegheny Technologies, Inc. (Metals & Mining)	(a)	3,727	89,075
AptarGroup, Inc. (Containers & Packaging)		2,148	185,394
Ashland Global Holdings, Inc. (Chemicals)		2,137	139,738
Bemis Co., Inc. (Containers & Packaging)		3,114	141,905
Cabot Corp. (Chemicals)		2,127	118,687
Carpenter Technology Corp. (Metals & Mining)		1,598	76,752
Chemours Co. / The (Chemicals)		6,330	320,361
Commercial Metals Co. (Metals & Mining)		3,959	75,340
Compass Minerals International, Inc. (Metals & Mining)		1,156	75,024
Domtar Corp. (Paper & Forest Products)		2,141	92,898
Eagle Materials, Inc. (Construction Materials)		1,663	177,442
Greif, Inc. Class A (Containers & Packaging)		885	51,808
Louisiana-Pacific Corp. (Paper & Forest Products)	(a)	4,953	134,127
Minerals Technologies, Inc. (Chemicals)		1,201	84,851
NewMarket Corp. (Chemicals)		316	134,537
Olin Corp. (Chemicals)		5,698	195,156
Owens-Illinois, Inc. (Containers & Packaging)	(a)	5,574	140,242
PolyOne Corp. (Chemicals)		2,797	111,964

47	(continued)

Ohio National Fund, Inc.	S&P MidCap 400® Index Portfolio (Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

Common Stocks (Continued)		Shares	Value

MATERIALS (continued)
Reliance Steel & Aluminum Co. (Metals & Mining)		2,502	$190,577
Royal Gold, Inc. (Metals & Mining)		2,238	192,558
RPM International, Inc. (Chemicals)		4,579	235,086
Scotts Miracle-Gro Co. / The (Chemicals)		1,397	135,984
Sensient Technologies Corp. (Chemicals)		1,506	115,842
Silgan Holdings, Inc. (Containers & Packaging)		2,525	74,311
Sonoco Products Co. (Containers & Packaging)		3,408	171,934
Steel Dynamics, Inc. (Metals & Mining)		8,220	283,343
United States Steel Corp. (Metals & Mining)		5,986	153,601
Valvoline, Inc. (Chemicals)		6,932	162,555
Worthington Industries, Inc. (Metals & Mining)		1,536	70,656

			4,131,748

REAL ESTATE – 9.6%
Alexander & Baldwin, Inc. (Equity REIT)		1,575	72,970
American Campus Communities, Inc. (Equity REIT)		4,679	206,578
Camden Property Trust (Equity REIT)		3,161	289,073
CoreCivic, Inc. (Equity REIT)		4,036	108,044
CoreSite Realty Corp. (Equity REIT)		1,168	130,699
Corporate Office Properties Trust (Equity REIT)		3,399	111,589
Cousins Properties, Inc. (Equity REIT)		14,376	134,272
CyrusOne, Inc. (Equity REIT)		3,129	184,392
DCT Industrial Trust, Inc. (Equity REIT)		3,192	184,881
Douglas Emmett, Inc. (Equity REIT)		5,252	207,034
Education Realty Trust, Inc. (Equity REIT)		2,506	90,041
EPR Properties (Equity REIT)		2,205	153,777
First Industrial Realty Trust, Inc. (Equity REIT)		4,118	123,911
GEO Group, Inc. / The (Equity REIT)		4,236	113,948
Healthcare Realty Trust, Inc. (Equity REIT)		4,252	137,510
Highwoods Properties, Inc. (Equity REIT)		3,530	183,878
Hospitality Properties Trust (Equity REIT)		5,615	159,971
JBG SMITH Properties (Equity REIT)	(a)	3,210	109,814
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)		1,555	192,042
Kilroy Realty Corp. (Equity REIT)		3,366	239,390
Lamar Advertising Co. Class A (Equity REIT)		2,867	196,475
LaSalle Hotel Properties (Equity REIT)		3,865	112,162
Liberty Property Trust (Equity REIT)		5,053	207,476
Life Storage, Inc. (Equity REIT)		1,594	130,405
Mack-Cali Realty Corp. (Equity REIT)		3,081	73,050
Medical Properties Trust, Inc. (Equity REIT)		12,462	163,626
National Retail Properties, Inc. (Equity REIT)		5,123	213,424
Omega Healthcare Investors, Inc. (Equity REIT)		6,749	215,361
Potlatch Corp. (Equity REIT)		1,389	70,839
Quality Care Properties, Inc. (Equity REIT)	(a)	3,222	49,941
Rayonier, Inc. (Equity REIT)		4,411	127,434
Sabra Health Care REIT, Inc. (Equity REIT)		6,028	132,254
Senior Housing Properties Trust (Equity REIT)		8,121	158,766

Common Stocks (Continued)		Shares	Value

REAL ESTATE (continued)
Tanger Factory Outlet Centers, Inc. (Equity REIT)		3,257	$79,536
Taubman Centers, Inc. (Equity REIT)		2,073	103,028
Uniti Group, Inc. (Equity REIT)	(a)	5,644	82,741
Urban Edge Properties (Equity REIT)		3,642	87,845
Washington Prime Group, Inc. (Equity REIT)		6,342	52,829
Weingarten Realty Investors (Equity REIT)		4,091	129,848

			5,520,854

TELECOMMUNICATION SERVICES – 0.2%
Frontier Communications Corp. (Diversified Telecom. Svs.)		2,669	31,468
Telephone & Data Systems, Inc. (Wireless Telecom. Svs.)		3,142	87,630

			119,098

UTILITIES – 5.5%
Aqua America, Inc. (Water Utilities)		6,075	201,629
Atmos Energy Corp. (Gas Utilities)		3,635	304,758
Black Hills Corp. (Multi-Utilities)		1,834	126,308
Great Plains Energy, Inc. (Electric Utilities)		7,395	224,069
Hawaiian Electric Industries, Inc. (Electric Utilities)		3,727	124,370
IDACORP, Inc. (Electric Utilities)		1,727	151,855
MDU Resources Group, Inc. (Multi-Utilities)		6,694	173,709
National Fuel Gas Co. (Gas Utilities)		2,933	166,037
New Jersey Resources Corp. (Gas Utilities)		2,969	125,143
NorthWestern Corp. (Multi-Utilities)		1,657	94,350
OGE Energy Corp. (Electric Utilities)		6,832	246,157
ONE Gas, Inc. (Gas Utilities)		1,785	131,447
PNM Resources, Inc. (Electric Utilities)		2,722	109,697
Southwest Gas Holdings, Inc. (Gas Utilities)		1,631	126,598
UGI Corp. (Gas Utilities)		5,932	277,974
Vectren Corp. (Multi-Utilities)		2,843	186,984
Westar Energy, Inc. (Electric Utilities)		4,867	241,403
WGL Holdings, Inc. (Gas Utilities)		1,750	147,350

			3,159,838

Total Common Stocks (Cost $55,109,837)			$57,675,296

Money Market Funds – 0.7%		Shares	Value

State Street Institutional Liquid Reserves Fund Institutional Class		409,384	$409,384

Total Money Market Funds (Cost $409,397)			$409,384

Total Investments – 100.6% (Cost $55,519,234)	(b)		$58,084,680
Liabilities in Excess of Other Assets – (0.6)%	(c)		(323,952)

Net Assets – 100.0%			$57,760,728

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(c)	Includes $104,534 of cash pledged as collateral for the futures contracts outstanding at September 30, 2017. See also the following Schedule of Open Futures Contracts.

The accompanying notes are an integral part of these financial statements.

Schedule of Open Futures Contracts	September 30, 2017 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CME E-mini S&P Midcap 400 Index - Long	1	December 15, 2017	$175,052	$179,570	$4,518

The accompanying notes are an integral part of these financial statements.

48

Ohio National Fund, Inc.	Bristol Growth Portfolio

Schedule of Investments	September 30, 2017 (Unaudited)

Common Stocks – 99.8%			Shares	Value

CONSUMER DISCRETIONARY – 15.7%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a	)	5,348	$5,141,300
Coach, Inc. (Textiles, Apparel & Luxury Goods)			59,660	2,403,105
D.R. Horton, Inc. (Household Durables)			59,147	2,361,739
McDonald’s Corp. (Hotels, Restaurants & Leisure)			16,199	2,538,059
MGM Resorts International (Hotels, Restaurants & Leisure)			76,210	2,483,684
PulteGroup, Inc. (Household Durables)			77,384	2,114,905
PVH Corp. (Textiles, Apparel & Luxury Goods)			19,463	2,453,506

				19,496,298

CONSUMER STAPLES – 1.6%
Philip Morris International, Inc. (Tobacco)			18,356	2,037,700

FINANCIALS – 4.4%
Citigroup, Inc. (Banks)			34,422	2,503,856
Goldman Sachs Group, Inc. / The (Capital Markets)			12,539	2,974,126

				5,477,982

HEALTH CARE – 14.1%
Aerie Pharmaceuticals, Inc. (Pharmaceuticals)	(a	)	49,117	2,387,086
AstraZeneca PLC – ADR (Pharmaceuticals)			68,071	2,306,246
Becton Dickinson and Co. (Health Care Equip. & Supplies)			9,451	1,851,923
Celgene Corp. (Biotechnology)	(a	)	9,006	1,313,255
Cerner Corp. (Health Care Technology)	(a	)	30,330	2,163,136
Medtronic PLC (Health Care Equip. & Supplies)			31,591	2,456,832
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)			16,150	3,055,580
UnitedHealth Group, Inc. (Health Care Providers & Svs.)			10,178	1,993,361

				17,527,419

INDUSTRIALS – 19.6%
AECOM (Construction & Engineering)	(a	)	76,961	2,832,934
Boeing Co. / The (Aerospace & Defense)			9,923	2,522,526
FedEx Corp. (Air Freight & Logistics)			14,687	3,313,093
Kansas City Southern (Road & Rail)			23,767	2,582,998
Lockheed Martin Corp. (Aerospace & Defense)			8,221	2,550,894
Quanta Services, Inc. (Construction & Engineering)	(a	)	68,034	2,542,431
Raytheon Co. (Aerospace & Defense)			13,910	2,595,328
XPO Logistics, Inc. (Air Freight & Logistics)	(a	)	42,439	2,876,515
Xylem, Inc. (Machinery)			39,592	2,479,647

				24,296,366

Common Stocks (Continued)			Shares	Value

INFORMATION TECHNOLOGY – 38.3%
Alibaba Group Holding Ltd. – ADR (Internet Software & Svs.)	(a	)	14,400	$2,487,024
Alphabet, Inc. Class A (Internet Software & Svs.)	(a	)	1,736	1,690,378
Alphabet, Inc. Class C (Internet Software & Svs.)	(a	)	5,400	5,179,194
Apple, Inc. (Tech. Hardware, Storage & Periph.)			24,507	3,777,019
ASML Holding N.V. (Semiconductors & Equip.)			16,256	2,783,027
Broadcom Ltd. (Semiconductors & Equip.)			11,470	2,781,934
Cavium, Inc. (Semiconductors & Equip.)	(a	)	39,803	2,624,610
Cisco Systems, Inc. (Communications Equip.)			52,815	1,776,168
DXC Technology Co. (IT Svs.)			29,122	2,500,997
Electronic Arts, Inc. (Software)	(a	)	20,410	2,409,605
Facebook, Inc. Class A (Internet Software & Svs.)	(a	)	32,084	5,482,193
First Solar, Inc. (Semiconductors & Equip.)	(a	)	6,347	291,200
Mastercard, Inc. Class A (IT Svs.)			17,395	2,456,174
Microsoft Corp. (Software)			69,002	5,139,959
Oracle Corp. (Software)			48,732	2,356,192
Trimble, Inc. (Electronic Equip., Instr. & Comp.)	(a	)	63,018	2,473,457
Visa, Inc. (IT Svs.)			12,931	1,360,858

				47,569,989

MATERIALS – 2.1%
DowDuPont, Inc. (Chemicals)			38,216	2,645,694

TELECOMMUNICATION SERVICES – 4.0%
AT&T, Inc. (Diversified Telecom. Svs.)			64,956	2,544,326
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a	)	38,465	2,371,752

				4,916,078

Total Common Stocks (Cost $106,631,177)				$123,967,526

Money Market Funds – 0.5%			Shares	Value

State Street Institutional Liquid Reserves Fund Institutional Class			648,210	$648,210

Total Money Market Funds (Cost $648,224)				$648,210

Total Investments – 100.3% (Cost $107,279,401)	(b	)		$124,615,736
Liabilities in Excess of Other Assets – (0.3)%				(415,874)

Net Assets – 100.0%				$124,199,862

Percentages are stated as a percent of net assets.

Abbreviations:

      ADR: American Depositary Receipts

Footnotes:

(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Risk Managed Balanced Portfolio

Schedule of Investments	September 30, 2017 (Unaudited)

Common Stocks – 51.4%			Shares	Value

CONSUMER DISCRETIONARY – 8.5%
Comcast Corp. Class A (Media)			112,998	$4,348,163
General Motors Co. (Automobiles)			80,540	3,252,205
Hasbro, Inc. (Leisure Products)			14,521	1,418,266
Home Depot, Inc. / The (Specialty Retail)			28,773	4,706,112
Madison Square Garden Co. / The Class A (Media)	(a	)	3,490	747,209
Mattel, Inc. (Leisure Products)			42,557	658,783
McDonald’s Corp. (Hotels, Restaurants & Leisure)			10,706	1,677,416
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)			61,962	3,212,730
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a	)	16,587	896,527
Priceline Group, Inc. / The (Internet & Direct Marketing Retail)	(a	)	2,165	3,963,725
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)			17,459	1,063,952
Starbucks Corp. (Hotels, Restaurants & Leisure)			37,565	2,017,616

				27,962,704

CONSUMER STAPLES – 5.5%
Altria Group, Inc. (Tobacco)			85,036	5,392,983
Costco Wholesale Corp. (Food & Staples Retailing)			23,194	3,810,542
Dr Pepper Snapple Group, Inc. (Beverages)			8,643	764,646
Estee Lauder Cos., Inc. / The Class A (Personal Products)			17,018	1,835,221
Hershey Co. / The (Food Products)			16,409	1,791,371
Kimberly-Clark Corp. (Household Products)			6,391	752,093
Kroger Co. / The (Food & Staples Retailing)			65,857	1,321,091
Sysco Corp. (Food & Staples Retailing)			45,346	2,446,417

				18,114,364

ENERGY – 0.9%
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)			86,107	3,016,328

FINANCIALS – 5.5%
American Express Co. (Consumer Finance)			15,099	1,365,856
CME Group, Inc. (Capital Markets)			38,915	5,279,987
Morgan Stanley (Capital Markets)			10,264	494,417
Progressive Corp. / The (Insurance)			22,906	1,109,108
Synchrony Financial (Consumer Finance)			82,260	2,554,173
TD Ameritrade Holding Corp. (Capital Markets)			56,129	2,739,095
U.S. Bancorp (Banks)			86,713	4,646,950

				18,189,586

HEALTH CARE – 6.6%
Abbott Laboratories (Health Care Equip. & Supplies)			48,767	2,602,207
AbbVie, Inc. (Biotechnology)			11,192	994,521
Aetna, Inc. (Health Care Providers & Svs.)			16,513	2,625,732
Allergan PLC (Pharmaceuticals)			14,302	2,931,195
Amgen, Inc. (Biotechnology)			27,995	5,219,668
Bristol-Myers Squibb Co. (Pharmaceuticals)			31,333	1,997,166
Eli Lilly & Co. (Pharmaceuticals)			19,267	1,648,099
Medtronic PLC (Health Care Equip. & Supplies)			46,194	3,592,507

				21,611,095

INDUSTRIALS – 7.5%
Boeing Co. / The (Aerospace & Defense)			28,261	7,184,229
CSX Corp. (Road & Rail)			71,463	3,877,582
Deere & Co. (Machinery)			7,842	984,877
General Dynamics Corp. (Aerospace & Defense)			12,599	2,590,102
Honeywell International, Inc. (Industrial Conglomerates)			33,271	4,715,832
Northrop Grumman Corp. (Aerospace & Defense)			11,500	3,308,780
United Parcel Service, Inc. Class B (Air Freight & Logistics)			15,528	1,864,758

				24,526,160

INFORMATION TECHNOLOGY – 13.1%
Accenture PLC Class A (IT Svs.)			17,771	2,400,329
Activision Blizzard, Inc. (Software)			10,371	669,033
Adobe Systems, Inc. (Software)	(a	)	30,706	4,580,721
Alphabet, Inc. Class C (Internet Software & Svs.)	(a	)	6,376	6,115,285
Apple, Inc. (Tech. Hardware, Storage & Periph.)			30,803	4,747,358
Automatic Data Processing, Inc. (IT Svs.)			8,154	891,395
Intel Corp. (Semiconductors & Equip.)			80,582	3,068,563
Lam Research Corp. (Semiconductors & Equip.)			13,101	2,424,209
Mastercard, Inc. Class A (IT Svs.)			57,747	8,153,877

50	(continued)

Ohio National Fund, Inc.	Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

Common Stocks (Continued)				Shares		Value

INFORMATION TECHNOLOGY (continued)
Microsoft Corp. (Software)					124,970	$9,309,015
salesforce.com, Inc. (Software)				(a)	8,266	772,210

						43,131,995

MATERIALS – 1.7%
LyondellBasell Industries N.V. Class A (Chemicals)					46,990	4,654,360
Vulcan Materials Co. (Construction Materials)					6,270	749,892

						5,404,252

REAL ESTATE – 2.1%
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)				(a)	56,374	2,135,447
Colony NorthStar, Inc. Class A (Equity REIT)					96,994	1,218,245
Crown Castle International Corp. (Equity REIT)					12,275	1,227,254
MGM Growth Properties LLC Class A (Equity REIT)					28,875	872,314
Outfront Media, Inc. (Equity REIT)					39,995	1,007,074
Starwood Waypoint Homes (Equity REIT)					8,268	300,707

						6,761,041

Total Common Stocks (Cost $140,468,662)						$168,717,525

Corporate Bonds – 14.3%		Rate	Maturity	Face Amount		Value

CONSUMER DISCRETIONARY – 1.8%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	4.625%	01/15/2022		$320,000	$328,400
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	4.250%	05/15/2024		238,000	238,892
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(b)	2.800%	08/22/2024		120,000	120,181
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(b)	3.150%	08/22/2027		382,000	383,469
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(b)	4.050%	08/22/2047		142,000	143,578
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.250%	03/15/2021		160,000	164,800
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	5.125%	05/01/2027		222,000	225,052
Charter Communications Operating LLC / Charter Communications Operating Capital Corporation (Media)		4.908%	07/23/2025		339,000	362,273
Charter Communications Operating LLC / Charter Communications Operating Capital Corporation (Media)	(b)	3.750%	02/15/2028		75,000	73,102
Charter Communications Operating LLC / Charter Communications Operating Capital Corporation (Media)	(b)	4.200%	03/15/2028		199,000	201,229
Charter Communications Operating LLC / Charter Communications Operating Capital Corporation (Media)		6.484%	10/23/2045		33,000	38,782
Charter Communications Operating LLC / Charter Communications Operating Capital Corporation (Media)	(b)	5.375%	05/01/2047		82,000	84,849
Coach, Inc. (Textiles, Apparel & Luxury Goods)		3.000%	07/15/2022		81,000	80,881
Coach, Inc. (Textiles, Apparel & Luxury Goods)		4.125%	07/15/2027		81,000	81,394
Comcast Corp. (Media)		2.350%	01/15/2027		176,000	164,201
Comcast Corp. (Media)		3.300%	02/01/2027		107,000	108,434
Comcast Corp. (Media)		3.400%	07/15/2046		25,000	23,027
Cox Communications, Inc. (Media)	(b)	3.150%	08/15/2024		181,000	179,789
Cox Communications, Inc. (Media)	(b)	3.350%	09/15/2026		257,000	251,390
Cox Communications, Inc. (Media)	(b)	3.500%	08/15/2027		164,000	161,331
Cox Communications, Inc. (Media)	(b)	4.600%	08/15/2047		42,000	41,750
D.R. Horton, Inc. (Household Durables)		3.750%	03/01/2019		231,000	235,318
Ford Motor Co. (Automobiles)		4.346%	12/08/2026		228,000	236,929
General Motors Co. (Automobiles)		4.875%	10/02/2023		187,000	202,178
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. (Hotels, Restaurants & Leisure)		4.625%	04/01/2025		420,000	432,600
McDonald’s Corp. (Hotels, Restaurants & Leisure)		3.500%	03/01/2027		405,000	416,126
McDonald’s Corp. (Hotels, Restaurants & Leisure)		4.875%	12/09/2045		139,000	156,320
MDC Holdings, Inc. (Household Durables)		5.500%	01/15/2024		53,000	57,092
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. (Hotels, Restaurants & Leisure)		5.625%	05/01/2024		108,000	117,027
NBCUniversal Media LLC (Media)		4.450%	01/15/2043		47,000	50,434
Newell Brands, Inc. (Household Durables)		5.000%	11/15/2023		98,000	104,490
Time Warner, Inc. (Media)		3.600%	07/15/2025		157,000	157,505
Toll Brothers Finance Corp. (Household Durables)		5.875%	02/15/2022		133,000	146,632
Toll Brothers Finance Corp. (Household Durables)		4.375%	04/15/2023		63,000	65,835
UBM PLC (Media)	(b)	5.750%	11/03/2020		100,000	104,959

						5,940,249

CONSUMER STAPLES – 1.7%
Anheuser-Busch InBev Finance, Inc. (Beverages)		2.650%	02/01/2021		91,000	92,456
Anheuser-Busch InBev Finance, Inc. (Beverages)		3.300%	02/01/2023		515,000	533,768
Anheuser-Busch InBev Finance, Inc. (Beverages)		3.650%	02/01/2026		687,000	710,443

51	(continued)

Ohio National Fund, Inc.	Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value

CONSUMER STAPLES (continued)
Constellation Brands, Inc. (Beverages)		4.250%	05/01/2023	$231,000	$247,524
Constellation Brands, Inc. (Beverages)		4.750%	12/01/2025	28,000	30,559
Constellation Brands, Inc. (Beverages)		3.700%	12/06/2026	169,000	172,784
CVS Health Corp. (Food & Staples Retailing)		2.800%	07/20/2020	522,000	531,051
CVS Health Corp. (Food & Staples Retailing)		4.750%	12/01/2022	111,000	121,365
CVS Health Corp. (Food & Staples Retailing)		5.000%	12/01/2024	155,000	171,562
Danone SA (Food Products)	(b)	2.077%	11/02/2021	447,000	439,024
McCormick & Co., Inc. (Food Products)		3.150%	08/15/2024	116,000	116,919
McCormick & Co., Inc. (Food Products)		3.400%	08/15/2027	116,000	116,360
Molson Coors Brewing Co. (Beverages)		3.000%	07/15/2026	328,000	318,864
Molson Coors Brewing Co. (Beverages)		4.200%	07/15/2046	87,000	86,617
Reckitt Benckiser Treasury Services PLC (Household Products)	(b)	2.375%	06/24/2022	200,000	199,443
Reckitt Benckiser Treasury Services PLC (Household Products)	(b)	2.750%	06/26/2024	200,000	198,474
Reckitt Benckiser Treasury Services PLC (Household Products)	(b)	3.000%	06/26/2027	234,000	231,349
Sysco Corp. (Food & Staples Retailing)		2.500%	07/15/2021	67,000	67,411
Sysco Corp. (Food & Staples Retailing)		3.300%	07/15/2026	166,000	167,355
Sysco Corp. (Food & Staples Retailing)		3.250%	07/15/2027	91,000	90,676
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		3.450%	06/01/2026	191,000	190,285
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		4.650%	06/01/2046	31,000	32,356
Wm. Wrigley Jr. Co. (Food Products)	(b)	2.400%	10/21/2018	447,000	449,213
Wm. Wrigley Jr. Co. (Food Products)	(b)	3.375%	10/21/2020	119,000	122,686

					5,438,544

ENERGY – 1.0%
Andeavor Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		5.250%	01/15/2025	64,000	68,560
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)		5.900%	02/01/2018	78,000	79,117
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)		2.950%	01/15/2023	83,000	82,487
Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)		5.700%	10/15/2019	6,000	6,358
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)		4.500%	06/01/2025	92,000	98,253
ConocoPhillips Co. (Oil, Gas & Consumable Fuels)		4.950%	03/15/2026	225,000	253,532
Enbridge Energy Partners LP (Oil, Gas & Consumable Fuels)		5.875%	10/15/2025	144,000	164,155
Energy Transfer Equity LP (Oil, Gas & Consumable Fuels)		5.875%	01/15/2024	117,000	125,629
Energy Transfer LP (Oil, Gas & Consumable Fuels)		4.150%	10/01/2020	120,000	125,304
Energy Transfer LP (Oil, Gas & Consumable Fuels)		4.750%	01/15/2026	63,000	66,290
Energy Transfer LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		5.875%	03/01/2022	153,000	169,309
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		5.000%	10/01/2021	280,000	301,500
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		3.950%	09/01/2022	147,000	152,572
Motiva Enterprises LLC (Oil, Gas & Consumable Fuels)	(b)	5.750%	01/15/2020	159,000	169,735
NGPL PipeCo LLC (Oil, Gas & Consumable Fuels)	(b)	4.375%	08/15/2022	31,000	32,162
NGPL PipeCo LLC (Oil, Gas & Consumable Fuels)	(b)	4.875%	08/15/2027	67,000	70,206
NuStar Logistics LP (Oil, Gas & Consumable Fuels)		5.625%	04/28/2027	152,000	160,360
Oceaneering International, Inc. (Energy Equip. & Svs.)		4.650%	11/15/2024	168,000	167,028
Phillips 66 Partners LP (Oil, Gas & Consumable Fuels)		3.605%	02/15/2025	112,000	111,726
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		4.650%	10/15/2025	59,000	60,738
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		4.500%	12/15/2026	57,000	57,827
Sabine Pass Liquefaction LLC (Oil, Gas & Consumable Fuels)		5.000%	03/15/2027	248,000	264,409
TC PipeLines LP (Oil, Gas & Consumable Fuels)		3.900%	05/25/2027	172,000	172,209
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.700%	01/15/2023	68,000	67,660
Williams Partners LP (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	289,000	288,457
Williams Partners LP / ACMP Finance Corp. (Oil, Gas & Consumable Fuels)		4.875%	03/15/2024	15,000	15,699

					3,331,282

FINANCIALS – 3.4%
Ally Financial, Inc. (Consumer Finance)		8.000%	12/31/2018	92,000	98,412
Bank of America Corp. (Banks)		2.503%	10/21/2022	525,000	519,890
Bank of America Corp. (Banks)	(c)	3.093%	10/01/2025	123,000	122,856
Bank of America Corp. (Banks)		4.183%	11/25/2027	245,000	253,833
Bank of America Corp. (Banks)	(c)	4.244%	04/24/2038	248,000	262,203
Bank of New York Mellon Corp. / The (Capital Markets)		2.450%	08/17/2026	41,000	39,012
Bank of New York Mellon Corp. / The (Capital Markets)		3.250%	05/16/2027	322,000	326,521
Carlyle Holdings Finance LLC (Capital Markets)	(b)	3.875%	02/01/2023	130,000	134,415
CBOE Holdings, Inc. (Capital Markets)		3.650%	01/12/2027	246,000	251,796
Charles Schwab Corp. / The (Capital Markets)		3.000%	03/10/2025	117,000	116,946
Citigroup, Inc. (Banks)	(c)	QL + 143	09/01/2023	245,000	251,265
Citigroup, Inc. (Banks)		3.200%	10/21/2026	159,000	156,651
Citigroup, Inc. (Banks)	(c)	3.887%	01/10/2028	413,000	423,806
Citizens Financial Group, Inc. (Banks)		3.750%	07/01/2024	47,000	47,018
Citizens Financial Group, Inc. (Banks)		4.350%	08/01/2025	38,000	39,410
Citizens Financial Group, Inc. (Banks)		4.300%	12/03/2025	327,000	342,176
Discover Financial Services (Consumer Finance)		3.950%	11/06/2024	184,000	188,295

52	(continued)

Ohio National Fund, Inc.	Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value

FINANCIALS (continued)
Discover Financial Services (Consumer Finance)		3.750%	03/04/2025	$254,000	$254,912
E*TRADE Financial Corp. (Capital Markets)		2.950%	08/24/2022	243,000	243,466
E*TRADE Financial Corp. (Capital Markets)		3.800%	08/24/2027	187,000	189,153
General Motors Financial Co., Inc. (Consumer Finance)		3.950%	04/13/2024	488,000	499,621
Goldman Sachs Group, Inc. / The (Capital Markets)	(c)	3.272%	09/29/2025	318,000	318,167
Goldman Sachs Group, Inc. / The (Capital Markets)		3.750%	02/25/2026	188,000	192,389
Goldman Sachs Group, Inc. / The (Capital Markets)		3.500%	11/16/2026	290,000	290,762
Goldman Sachs Group, Inc. / The (Capital Markets)	(c)	3.691%	06/05/2028	112,000	112,934
JPMorgan Chase & Co. (Banks)		2.295%	08/15/2021	292,000	291,706
JPMorgan Chase & Co. (Banks)		3.375%	05/01/2023	341,.000	347,991
JPMorgan Chase & Co. (Banks)		3.875%	09/10/2024	86,000	89,487
JPMorgan Chase & Co. (Banks)	(c)	3.782%	02/01/2028	344,000	352,995
Lazard Group LLC (Capital Markets)		4.250%	11/14/2020	191,000	201,741
LeasePlan Corp. N.V. (Diversified Financial Svs.)	(b)	2.500%	05/16/2018	352,000	352,435
Morgan Stanley (Capital Markets)	(c)	3.591%	07/22/2028	463,000	463,621
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. (Capital Markets)	(b)	4.875%	04/15/2045	122,000	117,822
NextEra Energy Operating Partners LP (Insurance)	(b)	4.250%	09/15/2024	37,000	37,786
NextEra Energy Operating Partners LP (Insurance)	(b)	4.500%	09/15/2027	67,000	68,256
Raymond James Financial, Inc. (Capital Markets)		3.625%	09/15/2026	132,000	132,148
Raymond James Financial, Inc. (Capital Markets)		4.950%	07/15/2046	218,000	234,308
Santander U.K. PLC (Banks)	(b)	5.000%	11/07/2023	790,000	854,015
Scottrade Financial Services, Inc. (Capital Markets)	(b)	6.125%	07/11/2021	54,000	61,455
SVB Financial Group (Banks)		5.375%	09/15/2020	139,000	150,893
Synchrony Financial (Consumer Finance)		4.500%	07/23/2025	268,000	279,437
Synchrony Financial (Consumer Finance)		3.700%	08/04/2026	280,000	274,119
TD Ameritrade Holding Corp. (Capital Markets)		2.950%	04/01/2022	146,000	148,962
TD Ameritrade Holding Corp. (Capital Markets)		3.625%	04/01/2025	82,000	84,762
U.S. Bancorp (Banks)		2.375%	07/22/2026	258,000	245,096
Wells Fargo & Co. (Banks)		3.000%	04/22/2026	98,000	96,221
Wells Fargo & Co. (Banks)		4.100%	06/03/2026	265,000	275,342
Wells Fargo & Co. (Banks)		4.300%	07/22/2027	231,000	244,260

					11,080,767

HEALTH CARE – 1.1%
Abbott Laboratories (Health Care Equip. & Supplies)		3.875%	09/15/2025	38,000	39,260
Abbott Laboratories (Health Care Equip. & Supplies)		3.750%	11/30/2026	61,000	62,567
Aetna, Inc. (Health Care Providers & Svs.)		2.800%	06/15/2023	117,000	117,588
Allergan Funding SCS (Pharmaceuticals)		3.800%	03/15/2025	345,000	358,165
Becton Dickinson and Co. (Health Care Equip. & Supplies)		2.894%	06/06/2022	123,000	123,265
Becton Dickinson and Co. (Health Care Equip. & Supplies)		3.363%	06/06/2024	274,000	276,447
Becton Dickinson and Co. (Health Care Equip. & Supplies)		3.700%	06/06/2027	194,000	195,521
Cardinal Health, Inc. (Health Care Providers & Svs.)		2.616%	06/15/2022	126,000	125,860
Cardinal Health, Inc. (Health Care Providers & Svs.)		3.079%	06/15/2024	82,000	82,538
Cardinal Health, Inc. (Health Care Providers & Svs.)		3.410%	06/15/2027	162,000	162,484
Centene Corp. (Health Care Providers & Svs.)		4.750%	05/15/2022	14,000	14,613
Centene Corp. (Health Care Providers & Svs.)		6.125%	02/15/2024	34,000	36,763
Centene Corp. (Health Care Providers & Svs.)		4.750%	01/15/2025	40,000	41,500
Express Scripts Holding Co. (Health Care Providers & Svs.)		3.500%	06/15/2024	86,000	87,234
Express Scripts Holding Co. (Health Care Providers & Svs.)		3.400%	03/01/2027	102,000	100,512
HCA, Inc. (Health Care Providers & Svs.)		3.750%	03/15/2019	166,000	169,527
HCA, Inc. (Health Care Providers & Svs.)		5.875%	05/01/2023	41,000	44,588
HCA, Inc. (Health Care Providers & Svs.)		5.000%	03/15/2024	174,000	185,310
HCA, Inc. (Health Care Providers & Svs.)		5.375%	02/01/2025	64,000	67,440
HCA, Inc. (Health Care Providers & Svs.)		5.250%	06/15/2026	76,000	81,890
HCA, Inc. (Health Care Providers & Svs.)		4.500%	02/15/2027	74,000	75,665
HCA, Inc. (Health Care Providers & Svs.)		5.500%	06/15/2047	78,000	80,828
Life Technologies Corp. (Life Sciences Tools & Svs.)		6.000%	03/01/2020	180,000	195,534
Shire Acquisitions Investments Ireland DAC (Biotechnology)		2.400%	09/23/2021	157,000	156,411
Shire Acquisitions Investments Ireland DAC (Biotechnology)		3.200%	09/23/2026	210,000	206,936
Teva Pharmaceutical Finance Netherlands III BV (Pharmaceuticals)		3.150%	10/01/2026	169,000	155,739
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		3.750%	07/15/2025	62,000	65,771
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		3.100%	03/15/2026	41,000	41,463
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		3.450%	01/15/2027	40,000	41,384
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		3.375%	04/15/2027	21,000	21,591
Universal Health Services, Inc. (Health Care Providers & Svs.)	(b)	4.750%	08/01/2022	159,000	164,565
WellCare Health Plans, Inc. (Health Care Providers & Svs.)		5.250%	04/01/2025	156,000	164,190

					3,743,149

INDUSTRIALS – 0.8%
Arconic, Inc. (Aerospace & Defense)		5.125%	10/01/2024	31,000	32,987

53	(continued)

Ohio National Fund, Inc.	Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value

INDUSTRIALS (continued)
Cintas Corp. No. 2 (Commercial Svs. & Supplies)		4.300%	06/01/2021	$45,000	$48,014
CNH Industrial Capital LLC (Machinery)		3.625%	04/15/2018	174,000	175,140
Equifax, Inc. (Professional Svs.)		2.300%	06/01/2021	66,000	64,465
Equifax, Inc. (Professional Svs.)		3.300%	12/15/2022	202,000	200,922
FedEx Corp. (Air Freight & Logistics)		3.900%	02/01/2035	22,000	22,290
FedEx Corp. (Air Freight & Logistics)		4.400%	01/15/2047	9,000	9,350
IHS Markit Ltd. (Professional Svs.)	(b)	5.000%	11/01/2022	24,000	25,860
IHS Markit Ltd. (Professional Svs.)	(b)	4.750%	02/15/2025	145,000	155,150
Masco Corp. (Building Products)		4.375%	04/01/2026	22,000	23,364
Owens Corning (Building Products)		4.200%	12/01/2024	141,000	148,460
Owens Corning (Building Products)		3.400%	08/15/2026	58,000	57,170
Park Aerospace Holdings Ltd. (Trading Companies & Distributors)	(b)	3.625%	03/15/2021	124,000	124,310
Park Aerospace Holdings Ltd. (Trading Companies & Distributors)	(b)	5.250%	08/15/2022	77,000	79,993
Park Aerospace Holdings Ltd. (Trading Companies & Distributors)	(b)	5.500%	02/15/2024	200,000	210,000
Penske Truck Leasing Co. LP / PTL Finance Corp. (Road & Rail)	(b)	3.375%	03/15/2018	228,000	229,748
Rockwell Collins, Inc. (Aerospace & Defense)		3.200%	03/15/2024	105,000	106,833
Rockwell Collins, Inc. (Aerospace & Defense)		3.500%	03/15/2027	180,000	183,445
Verisk Analytics, Inc. (Professional Svs.)		4.875%	01/15/2019	76,000	78,622
Verisk Analytics, Inc. (Professional Svs.)		5.800%	05/01/2021	211,000	232,940
Verisk Analytics, Inc. (Professional Svs.)		4.125%	09/12/2022	184,000	194,250
Verisk Analytics, Inc. (Professional Svs.)		5.500%	06/15/2045	222,000	251,764

					2,655,077

INFORMATION TECHNOLOGY – 1.2%
Broadcom Corp. / Broadcom Cayman Finance Ltd. (Semiconductors & Equip.)	(b)	3.625%	01/15/2024	173,000	177,670
Broadcom Corp. / Broadcom Cayman Finance Ltd. (Semiconductors & Equip.)	(b)	3.875%	01/15/2027	696,000	716,532
Cadence Design Systems, Inc. (Software)		4.375%	10/15/2024	224,000	232,286
Fidelity National Information Services, Inc. (IT Svs.)		3.625%	10/15/2020	81,000	84,331
Fidelity National Information Services, Inc. (IT Svs.)		4.500%	10/15/2022	89,000	96,130
First Data Corp. (IT Svs.)	(b)	7.000%	12/01/2023	245,000	261,611
NXP BV / NXP Funding LLC (Semiconductors & Equip.)	(b)	4.125%	06/01/2021	242,000	253,193
NXP BV / NXP Funding LLC (Semiconductors & Equip.)	(b)	3.875%	09/01/2022	269,000	280,432
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		4.750%	01/01/2025	284,000	276,376
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		4.875%	06/01/2027	12,000	11,310
Total System Services, Inc. (IT Svs.)		3.800%	04/01/2021	124,000	128,895
Total System Services, Inc. (IT Svs.)		4.800%	04/01/2026	369,000	403,108
Trimble, Inc. (Electronic Equip., Instr. & Comp.)		4.750%	12/01/2024	249,000	267,471
TSMC Global Ltd. (Semiconductors & Equip.)	(b)	1.625%	04/03/2018	440,000	439,241
VMware, Inc. (Software)		2.950%	08/21/2022	133,000	133,447
VMware, Inc. (Software)		3.900%	08/21/2027	39,000	39,408

					3,801,441

MATERIALS – 0.9%
Ball Corp. (Containers & Packaging)		4.375%	12/15/2020	172,000	180,600
CF Industries, Inc. (Chemicals)		6.875%	05/01/2018	465,000	477,787
CF Industries, Inc. (Chemicals)	(b)	4.500%	12/01/2026	232,000	242,645
Eagle Materials, Inc. (Construction Materials)		4.500%	08/01/2026	18,000	18,765
FMG Resources August 2006 Pty. Ltd. (Metals & Mining)	(b)	4.750%	05/15/2022	147,000	148,837
Freeport-McMoRan, Inc. (Metals & Mining)		3.100%	03/15/2020	70,000	70,140
Georgia-Pacific LLC (Paper & Forest Products)	(b)	3.163%	11/15/2021	99,000	101,179
Georgia-Pacific LLC (Paper & Forest Products)	(b)	3.600%	03/01/2025	374,000	386,350
Martin Marietta Materials, Inc. (Construction Materials)		4.250%	07/02/2024	95,000	100,771
PPL Capital Funding, Inc. (Chemicals)		3.100%	05/15/2026	266,000	261,503
Reliance Steel & Aluminum Co. (Metals & Mining)		4.500%	04/15/2023	116,000	123,045
Sherwin-Williams Co. / The (Chemicals)		2.750%	06/01/2022	72,000	72,471
Sherwin-Williams Co. / The (Chemicals)		3.125%	06/01/2024	84,000	84,389
Sherwin-Williams Co. / The (Chemicals)		3.450%	06/01/2027	143,000	143,605
Sherwin-Williams Co. / The (Chemicals)		4.500%	06/01/2047	61,000	63,803
Steel Dynamics, Inc. (Metals & Mining)	(b)	4.125%	09/15/2025	36,000	36,292
Steel Dynamics, Inc. (Metals & Mining)		5.000%	12/15/2026	19,000	20,283
Teck Resources Ltd. (Metals & Mining)	(b)	8.500%	06/01/2024	175,000	200,812
Vulcan Materials Co. (Construction Materials)		7.500%	06/15/2021	91,000	106,356
Vulcan Materials Co. (Construction Materials)		4.500%	04/01/2025	223,000	237,865

					3,077,498

REAL ESTATE – 1.1%
Alexandria Real Estate Equities, Inc. (Equity REIT)		2.750%	01/15/2020	140,000	141,368
Alexandria Real Estate Equities, Inc. (Equity REIT)		4.600%	04/01/2022	257,000	274,166
Alexandria Real Estate Equities, Inc. (Equity REIT)		4.500%	07/30/2029	190,000	199,986
American Tower Corp. (Equity REIT)		3.300%	02/15/2021	249,000	255,090

54	(continued)

Ohio National Fund, Inc.	Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value

REAL ESTATE (continued)
American Tower Corp. (Equity REIT)		3.450%	09/15/2021	$24,000	$24,830
American Tower Corp. (Equity REIT)		3.500%	01/31/2023	45,000	46,535
American Tower Corp. (Equity REIT)		4.400%	02/15/2026	155,000	163,859
American Tower Corp. (Equity REIT)		3.375%	10/15/2026	293,000	289,502
Crown Castle International Corp. (Equity REIT)		5.250%	01/15/2023	205,000	226,865
Crown Castle International Corp. (Equity REIT)		3.200%	09/01/2024	163,000	162,159
Crown Castle International Corp. (Equity REIT)		3.650%	09/01/2027	296,000	295,706
Digital Realty Trust LP (Equity REIT)		3.700%	08/15/2027	95,000	95,930
Iron Mountain, Inc. (Equity REIT)	(b)	4.875%	09/15/2027	284,000	289,325
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)		4.400%	11/15/2022	197,000	206,503
Kennedy-Wilson, Inc. (Real Estate Mgmt. & Development)		5.875%	04/01/2024	554,000	570,620
Senior Housing Properties Trust (Equity REIT)		6.750%	12/15/2021	61,000	68,143
SL Green Realty Corp. (Equity REIT)		5.000%	08/15/2018	85,000	86,720
SL Green Realty Corp. (Equity REIT)		7.750%	03/15/2020	237,000	263,975

					3,661,282

TELECOMMUNICATION SERVICES – 0.7%
AT&T, Inc. (Diversified Telecom. Svs.)		3.400%	08/14/2024	172,000	172,198
AT&T, Inc. (Diversified Telecom. Svs.)		3.400%	05/15/2025	39,000	38,376
AT&T, Inc. (Diversified Telecom. Svs.)		4.250%	03/01/2027	183,000	188,007
AT&T, Inc. (Diversified Telecom. Svs.)		3.900%	08/14/2027	142,000	142,160
AT&T, Inc. (Diversified Telecom. Svs.)		5.250%	03/01/2037	239,000	250,529
AT&T, Inc. (Diversified Telecom. Svs.)		5.150%	02/14/2050	380,000	382,908
AT&T, Inc. (Diversified Telecom. Svs.)		5.300%	08/14/2058	265,000	267,038
Verizon Communications, Inc. (Diversified Telecom. Svs.)		2.625%	08/15/2026	549,000	514,133
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.125%	03/16/2027	130,000	135,667
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.125%	08/15/2046	185,000	168,078
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.862%	08/21/2046	97,000	98,712

					2,357,806

UTILITIES – 0.6%
Dominion Energy, Inc. (Multi-Utilities)		2.000%	08/15/2021	27,000	26,546
Dominion Energy, Inc. (Multi-Utilities)		2.850%	08/15/2026	44,000	42,338
Duke Energy Corp. (Electric Utilities)		1.800%	09/01/2021	90,000	88,161
Duke Energy Corp. (Electric Utilities)		2.400%	08/15/2022	107,000	106,207
Duke Energy Corp. (Electric Utilities)		2.650%	09/01/2026	230,000	219,859
Duke Energy Corp. (Electric Utilities)		3.150%	08/15/2027	164,000	162,509
PPL WEM Holdings Ltd. (Electric Utilities)	(b)	5.375%	05/01/2021	203,000	219,689
Southern Co. / The (Electric Utilities)		2.350%	07/01/2021	365,000	362,883
Southern Co. / The (Electric Utilities)		2.950%	07/01/2023	192,000	192,912
Southern Co. / The (Electric Utilities)		3.250%	07/01/2026	365,000	360,670

					1,781,774

Total Corporate Bonds (Cost $46,344,007)					$46,868,869

U.S. Government Agency Mortgage-Backed Securities – 6.8%		Rate	Maturity	Face Amount	Value

Fannie Mae Pool FN 890629		4.000%	08/01/2044	$25,414	$27,221
Fannie Mae Pool FN AB7470		3.500%	01/01/2043	31,727	32,854
Fannie Mae Pool FN AB8407		3.500%	02/01/2043	33,615	34,809
Fannie Mae Pool FN AE0009		5.500%	04/01/2040	177,667	197,572
Fannie Mae Pool FN AL0387		4.500%	01/01/2041	78,728	86,239
Fannie Mae Pool FN AL5310		3.500%	04/01/2044	5,366	5,573
Fannie Mae Pool FN AL5398		5.500%	05/01/2041	4,588	5,101
Fannie Mae Pool FN AL5852		4.000%	09/01/2029	192,937	205,149
Fannie Mae Pool FN AL5887		4.500%	10/01/2044	36,306	39,748
Fannie Mae Pool FN AL5890		4.500%	03/01/2043	165,319	179,952
Fannie Mae Pool FN AL5942		5.000%	07/01/2044	191,859	213,935
Fannie Mae Pool FN AL5970		5.500%	07/01/2041	25,301	28,126
Fannie Mae Pool FN AL6348		3.500%	02/01/2045	43,182	44,719
Fannie Mae Pool FN AL6540		3.500%	05/01/2033	297,689	310,639
Fannie Mae Pool FN AL6542		4.500%	03/01/2045	61,570	67,411
Fannie Mae Pool FN AL6620		4.500%	08/01/2042	361,547	394,757
Fannie Mae Pool FN AL6706		4.500%	10/01/2044	1,009,460	1,109,800
Fannie Mae Pool FN AL6840		4.500%	05/01/2045	133,133	146,326
Fannie Mae Pool FN AL6997		4.500%	11/01/2042	27,375	29,800
Fannie Mae Pool FN AL7074		4.500%	05/01/2045	112,877	124,062
Fannie Mae Pool FN AL7343		5.500%	02/01/2042	104,602	116,272
Fannie Mae Pool FN AL7344		5.500%	06/01/2041	25,836	29,039
Fannie Mae Pool FN AL7381		4.500%	06/01/2045	146,840	158,607
Fannie Mae Pool FN AL7586		4.000%	10/01/2045	414,549	441,930

55	(continued)

Ohio National Fund, Inc.	Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value

Fannie Mae Pool FN AL7667	4.500%	10/01/2045	$307,836	$336,169
Fannie Mae Pool FN AL7668	5.500%	05/01/2044	73,408	81,603
Fannie Mae Pool FN AL7936	4.500%	09/01/2045	785,064	859,677
Fannie Mae Pool FN AL7999	4.000%	01/01/2046	84,540	90,413
Fannie Mae Pool FN AL8000	4.000%	12/01/2045	76,388	81,859
Fannie Mae Pool FN AL8374	4.000%	05/01/2046	132,225	141,364
Fannie Mae Pool FN AL8764	4.000%	06/01/2046	92,177	98,549
Fannie Mae Pool FN AL8824	3.500%	07/01/2046	242,252	251,310
Fannie Mae Pool FN AL9236	4.500%	07/01/2046	83,511	91,437
Fannie Mae Pool FN AL9366	4.500%	11/01/2046	143,342	156,473
Fannie Mae Pool FN AL9607	4.500%	11/01/2046	24,997	27,382
Fannie Mae Pool FN AL9837	4.500%	02/01/2047	476,523	517,932
Fannie Mae Pool FN AR2624	3.500%	02/01/2043	50,989	52,799
Fannie Mae Pool FN AS2892	4.000%	07/01/2044	39,632	42,441
Fannie Mae Pool FN AS5017	4.000%	05/01/2045	60,791	65,141
Fannie Mae Pool FN AS6474	3.500%	01/01/2046	208,071	216,069
Fannie Mae Pool FN AS6539	3.500%	01/01/2046	207,723	215,723
Fannie Mae Pool FN AS6682	4.500%	02/01/2046	66,132	72,408
Fannie Mae Pool FN AS7565	4.500%	07/01/2046	169,954	184,714
Fannie Mae Pool FN AS7587	3.500%	07/01/2046	244,728	253,753
Fannie Mae Pool FN AS7822	3.500%	08/01/2046	713,639	738,278
Fannie Mae Pool FN AS8137	4.000%	10/01/2046	101,743	108,324
Fannie Mae Pool FN AS8510	4.500%	12/01/2046	87,253	94,235
Fannie Mae Pool FN AS9410	4.000%	04/01/2047	76,156	81,548
Fannie Mae Pool FN AS9962	4.000%	07/01/2047	276,104	294,215
Fannie Mae Pool FN BD0667	4.500%	06/01/2047	21,211	22,944
Fannie Mae Pool FN BD2439	4.000%	01/01/2047	66,082	70,538
Fannie Mae Pool FN BD5229	4.000%	08/01/2046	12,399	13,228
Fannie Mae Pool FN BD5249	4.000%	08/01/2046	12,783	13,620
Fannie Mae Pool FN BD7765	4.000%	08/01/2046	10,905	11,620
Fannie Mae Pool FN BD7794	4.000%	08/01/2046	8,274	8,816
Fannie Mae Pool FN BE0628	4.500%	05/01/2047	25,283	27,348
Fannie Mae Pool FN BE0633	3.500%	06/01/2047	11,964	12,378
Fannie Mae Pool FN BE0634	4.500%	06/01/2047	19,970	21,601
Fannie Mae Pool FN BE0637	4.000%	07/01/2047	8,059	8,693
Fannie Mae Pool FN BE0639	3.500%	08/01/2047	12,014	12,508
Fannie Mae Pool FN BE0640	4.500%	08/01/2047	18,350	20,211
Fannie Mae Pool FN BE2717	4.500%	07/01/2047	13,156	14,587
Fannie Mae Pool FN BE2731	3.500%	07/01/2047	23,110	24,046
Fannie Mae Pool FN BE2732	4.000%	07/01/2047	26,786	28,761
Fannie Mae Pool FN BE2733	4.500%	07/01/2047	14,740	16,234
Fannie Mae Pool FN BE3190	4.000%	02/01/2047	151,395	161,840
Fannie Mae Pool FN BE4479	3.500%	12/01/2046	16,452	17,008
Fannie Mae Pool FN BE5870	3.500%	01/01/2047	61,107	63,187
Fannie Mae Pool FN BE8484	3.500%	01/01/2047	7,376	7,628
Fannie Mae Pool FN BE8515	3.500%	01/01/2047	11,954	12,358
Fannie Mae Pool FN BE8518	4.000%	03/01/2047	16,639	17,722
Fannie Mae Pool FN BE8645	4.000%	05/01/2047	61,130	64,370
Fannie Mae Pool FN BE8651	4.000%	06/01/2047	65,123	68,575
Fannie Mae Pool FN BE9800	3.500%	12/01/2046	3,798	3,926
Fannie Mae Pool FN BE9802	4.000%	03/01/2047	4,479	4,769
Fannie Mae Pool FN BE9835	4.000%	03/01/2047	4,453	4,744
Fannie Mae Pool FN BE9836	4.000%	03/01/2047	9,504	10,137
Fannie Mae Pool FN BF0091	3.500%	05/01/2056	378,351	390,482
Fannie Mae Pool FN BH1612	4.000%	04/01/2047	17,473	18,615
Fannie Mae Pool FN BH1613	4.000%	04/01/2047	21,677	23,106
Fannie Mae Pool FN BH1614	4.000%	04/01/2047	16,222	17,294
Fannie Mae Pool FN BH1638	4.000%	05/01/2047	18,262	19,455
Fannie Mae Pool FN BH1639	4.000%	04/01/2047	15,382	16,396
Fannie Mae Pool FN BH1640	4.000%	04/01/2047	17,161	18,304
Fannie Mae Pool FN BH3301	4.000%	05/01/2047	14,272	15,212
Fannie Mae Pool FN BH3302	4.000%	05/01/2047	23,112	24,639
Fannie Mae Pool FN BH3305	4.500%	05/01/2047	30,485	33,343
Fannie Mae Pool FN BH3306	4.500%	05/01/2047	25,105	27,395
Fannie Mae Pool FN BH3307	4.500%	05/01/2047	24,632	26,887
Fannie Mae Pool FN BH3308	4.500%	05/01/2047	15,905	17,307
Fannie Mae Pool FN BH3333	4.000%	06/01/2047	69,097	73,661
Fannie Mae Pool FN BH3336	4.500%	05/01/2047	18,603	20,316
Fannie Mae Pool FN BH3337	4.500%	05/01/2047	15,107	16,485
Fannie Mae Pool FN BH3338	4.500%	05/01/2047	17,263	18,843
Fannie Mae Pool FN BH3339	4.500%	05/01/2047	16,482	17,935

56	(continued)

Ohio National Fund, Inc.	Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value

Fannie Mae Pool FN BH3538	4.000%	07/01/2047	$7,133	$7,553
Fannie Mae Pool FN BH3540	4.000%	06/01/2047	7,049	7,425
Fannie Mae Pool FN BH3892	3.500%	08/01/2047	88,472	91,238
Fannie Mae Pool FN BH4345	4.000%	06/01/2047	33,000	35,167
Fannie Mae Pool FN BH4377	4.000%	06/01/2047	25,976	27,684
Fannie Mae Pool FN BH4378	4.000%	06/01/2047	37,619	39,950
Fannie Mae Pool FN BH4380	4.000%	06/01/2047	15,560	16,524
Fannie Mae Pool FN BH4637	4.000%	05/01/2047	5,971	6,364
Fannie Mae Pool FN BH4639	4.500%	06/01/2047	10,656	11,655
Fannie Mae Pool FN BH4640	4.500%	05/01/2047	8,465	9,206
Fannie Mae Pool FN BH4663	4.000%	06/01/2047	11,809	12,598
Fannie Mae Pool FN BH4664	4.000%	06/01/2047	33,954	36,168
Fannie Mae Pool FN BH4667	4.500%	05/01/2047	5,563	6,084
Fannie Mae Pool FN BH4668	4.500%	06/01/2047	16,176	17,437
Fannie Mae Pool FN BH4706	4.500%	05/01/2047	6,134	6,710
Fannie Mae Pool FN BH5669	4.000%	06/01/2047	4,220	4,517
Fannie Mae Pool FN BH5671	4.000%	06/01/2047	9,684	10,284
Fannie Mae Pool FN BH5672	4.000%	06/01/2047	15,490	16,716
Fannie Mae Pool FN BH5673	4.000%	07/01/2047	13,796	14,888
Fannie Mae Pool FN BH6162	3.500%	07/01/2047	10,413	10,855
Fannie Mae Pool FN BH6164	4.000%	07/01/2047	12,566	13,526
Fannie Mae Pool FN BH6165	4.000%	07/01/2047	26,325	28,336
Fannie Mae Pool FN BH6166	3.500%	07/01/2047	6,294	6,553
Fannie Mae Pool FN BH6168	4.000%	06/01/2047	31,342	33,738
Fannie Mae Pool FN BH6170	4.500%	07/01/2047	69,164	75,984
Fannie Mae Pool FN BH6231	4.000%	07/01/2047	20,005	21,537
Fannie Mae Pool FN BH6232	4.000%	07/01/2047	48,585	51,762
Fannie Mae Pool FN BH6233	4.000%	07/01/2047	51,987	55,405
Fannie Mae Pool FN BH6234	4.000%	07/01/2047	67,553	72,015
Fannie Mae Pool FN BH6940	3.500%	08/01/2047	54,406	56,291
Fannie Mae Pool FN BH7562	4.000%	08/01/2047	21,255	22,910
Fannie Mae Pool FN BH7563	4.000%	08/01/2047	51,491	54,869
Fannie Mae Pool FN BH7564	4.000%	08/01/2047	68,977	74,000
Fannie Mae Pool FN BH7565	4.000%	08/01/2047	113,265	121,512
Fannie Mae Pool FN BH7924	4.000%	08/01/2047	121,091	127,509
Fannie Mae Pool FN BH8163	3.500%	07/01/2047	6,301	6,527
Fannie Mae Pool FN BH8164	3.500%	07/01/2047	13,915	14,406
Fannie Mae Pool FN BH8167	4.000%	07/01/2047	14,418	15,369
Fannie Mae Pool FN BH8168	4.000%	08/01/2047	29,967	31,943
Fannie Mae Pool FN BH8169	3.500%	08/01/2047	49,704	51,456
Fannie Mae Pool FN BH8170	4.000%	08/01/2047	48,645	51,853
Fannie Mae Pool FN BH8171	4.500%	08/01/2047	96,368	104,239
Fannie Mae Pool FN BH8224	4.000%	08/01/2047	144,188	151,831
Fannie Mae Pool FN BM1043	4.500%	04/01/2047	400,472	438,684
Fannie Mae Pool FN CA0399	4.500%	09/01/2047	1,463,619	1,573,241
Fannie Mae Pool FN MA1125	4.000%	07/01/2042	88,535	93,884
Fannie Mae Pool FN MA1547	4.000%	08/01/2043	18,854	20,013
Freddie Mac Gold Pool FG G01547	8.000%	04/01/2032	19,958	24,390
Freddie Mac Gold Pool FG G07786	4.000%	08/01/2044	66,663	71,325
Freddie Mac Gold Pool FG G07974	5.500%	08/01/2041	267,861	302,129
Freddie Mac Gold Pool FG G07991	5.000%	03/01/2042	189,590	210,563
Freddie Mac Gold Pool FG G07992	5.500%	08/01/2041	99,402	113,399
Freddie Mac Gold Pool FG G60125	4.500%	06/01/2045	94,738	104,098
Freddie Mac Gold Pool FG G60460	4.500%	02/01/2046	810,653	890,700
Freddie Mac Gold Pool FG G60490	4.500%	02/01/2046	74,914	81,999
Freddie Mac Gold Pool FG G60646	4.500%	05/01/2046	678,765	745,792
Freddie Mac Gold Pool FG G60658	3.500%	07/01/2046	481,651	501,062
Freddie Mac Gold Pool FG G60676	4.500%	06/01/2046	241,280	261,830
Freddie Mac Gold Pool FG Q48695	4.000%	06/01/2047	264,166	281,526
Freddie Mac Gold Pool FG U69020	5.000%	07/01/2044	473,788	522,521
Freddie Mac Gold Pool FG U79040	3.500%	07/01/2029	65,533	68,574
Freddie Mac Gold Pool FG U79044	3.500%	09/01/2029	322,131	337,102
Freddie Mac Gold Pool FG U99096	4.500%	05/01/2044	143,985	156,122
Freddie Mac Gold Pool FG U99114	3.500%	02/01/2044	15,724	16,268
Ginnie Mae I Pool GN 626938	4.000%	04/15/2045	138,701	148,883
Ginnie Mae I Pool GN 711510	5.000%	05/15/2040	112,903	125,566
Ginnie Mae I Pool GN 784010	4.000%	03/15/2045	910,519	967,583
Ginnie Mae I Pool GN 784025	4.500%	05/15/2044	20,870	22,839
Ginnie Mae I Pool GN 784059	4.000%	01/15/2045	329,918	350,286
Ginnie Mae I Pool GN 784182	4.500%	08/15/2046	532,421	582,573
Ginnie Mae I Pool GN 784208	4.000%	07/15/2046	212,010	227,089

57	(continued)

Ohio National Fund, Inc.	Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

U.S. Government Agency Mortgage-Backed Securities (Continued)		Rate	Maturity	Face Amount	Value

Ginnie Mae I Pool GN AX6510		4.500%	05/15/2047	$24,876	$26,640
Ginnie Mae II Pool G2 783995		5.000%	12/20/2044	290,282	325,565
Ginnie Mae II Pool G2 784063		5.000%	09/20/2045	67,147	75,466
Ginnie Mae II Pool G2 784109		4.000%	10/20/2045	211,217	225,834
Ginnie Mae II Pool G2 BB9817		4.000%	08/20/2047	34,006	36,270

Total U.S. Government Agency Mortgage-Backed Securities (Cost $22,456,802)					$22,304,939

Purchased Options – 5.5%		Expiration	Exercise Price	Contracts (d)	Value

S&P 500 Index Call Option		December 2019	$2,300	38	$1,358,880
S&P 500 Index Call Option		December 2019	$2,350	92	2,986,320
S&P 500 Index Call Option		December 2019	$2,400	76	2,226,040
S&P 500 Index Call Option		December 2019	$2,450	15	393,600
S&P 500 Index Call Option		December 2019	$2,500	45	1,050,300
S&P 500 Index Call Option		December 2019	$2,600	5	89,850
S&P 500 Index Put Option		December 2019	$2,300	38	557,460
S&P 500 Index Put Option		December 2019	$2,350	92	1,487,640
S&P 500 Index Put Option		December 2019	$2,400	76	1,350,520
S&P 500 Index Put Option		December 2019	$2,450	15	292,650
S&P 500 Index Put Option		December 2019	$2,500	45	962,550
S&P 500 Index Put Option		December 2019	$2,600	5	128,000
SPDR S&P 500 ETF Trust Call Option		December 2018	$240	50	111,750
SPDR S&P 500 ETF Trust Call Option		December 2019	$230	101	358,550
SPDR S&P 500 ETF Trust Call Option		December 2019	$235	115	363,745
SPDR S&P 500 ETF Trust Call Option		December 2019	$240	194	554,840
SPDR S&P 500 ETF Trust Call Option		December 2019	$245	190	486,590
SPDR S&P 500 ETF Trust Call Option		December 2019	$250	180	410,580
SPDR S&P 500 ETF Trust Call Option		December 2019	$255	60	121,500
SPDR S&P 500 ETF Trust Call Option		December 2019	$260	85	146,370
SPDR S&P 500 ETF Trust Call Option		December 2019	$265	138	207,966
SPDR S&P 500 ETF Trust Put Option		December 2018	$240	50	59,150
SPDR S&P 500 ETF Trust Put Option		December 2019	$230	101	154,530
SPDR S&P 500 ETF Trust Put Option		December 2019	$235	115	193,775
SPDR S&P 500 ETF Trust Put Option		December 2019	$240	194	358,900
SPDR S&P 500 ETF Trust Put Option		December 2019	$245	190	387,600
SPDR S&P 500 ETF Trust Put Option		December 2019	$250	180	401,400
SPDR S&P 500 ETF Trust Put Option		December 2019	$255	60	146,280
SPDR S&P 500 ETF Trust Put Option		December 2019	$260	85	230,010
SPDR S&P 500 ETF Trust Put Option		December 2019	$265	138	401,718

Total Purchased Options (Cost $18,200,039)					$17,979,064

U.S. Treasury Obligations – 4.9%		Rate	Maturity	Face Amount	Value

U.S. Treasury Bill	(e)	1.079%	02/22/2018	$420,000	$418,155
U.S. Treasury Bill	(e)	1.266%	09/13/2018	1,059,000	1,046,061
U.S. Treasury Note		1.250%	05/31/2019	234,000	233,250
U.S. Treasury Note		1.250%	06/30/2019	630,000	627,711
U.S. Treasury Note		1.375%	07/31/2019	22,000	21,962
U.S. Treasury Note		1.250%	08/31/2019	547,000	544,607
U.S. Treasury Note		1.375%	09/30/2019	274,000	273,400
U.S. Treasury Note		1.000%	11/15/2019	1,189,000	1,176,413
U.S. Treasury Note		1.500%	04/15/2020	14,000	13,973
U.S. Treasury Note		1.500%	05/15/2020	74,000	73,838
U.S. Treasury Note		1.500%	06/15/2020	85,000	84,801
U.S. Treasury Note		1.375%	09/15/2020	21,000	20,851
U.S. Treasury Note		1.250%	10/31/2021	1,207,000	1,179,654
U.S. Treasury Note		1.875%	02/28/2022	293,000	292,989
U.S. Treasury Note		1.875%	03/31/2022	178,000	177,875
U.S. Treasury Note		1.750%	05/31/2022	2,679,000	2,660,582
U.S. Treasury Note		1.625%	08/31/2022	323,000	318,458
U.S. Treasury Note		1.875%	09/30/2022	33,000	32,907
U.S. Treasury Note		2.000%	05/31/2024	727,000	720,724
U.S. Treasury Note	(f)	2.250%	11/15/2024	1,865,000	1,873,597
U.S. Treasury Note		2.000%	02/15/2025	81,000	79,861
U.S. Treasury Note		2.250%	08/15/2027	163,000	161,816
U.S. Treasury Note		2.250%	08/15/2046	1,993,000	1,751,193
U.S. Treasury Note		2.875%	11/15/2046	1,430,000	1,433,798
U.S. Treasury Note		3.000%	02/15/2047	397,000	408,088
U.S. Treasury Note		3.000%	05/15/2047	130,000	133,671
U.S. Treasury Note		2.750%	08/15/2047	313,000	305,982

Total U.S. Treasury Obligations (Cost $16,062,152)					$16,066,217

58	(continued)

Ohio National Fund, Inc.	Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

Asset-Backed / Mortgage-Backed Securities – 2.1%		Rate	Maturity	Face Amount	Value

CONSUMER DISCRETIONARY – 0.7%
Applebee’s Funding LLC / IHOP Funding LLC 2014-1 A2	(b)	4.277%	09/05/2044	$7,000	$6,851
CKE Restaurant Holdings, Inc. 2013-1A A2	(b)	4.474%	03/20/2043	824,864	831,051
Coinstar Funding LLC Series 2017-1A A2	(b)	5.216%	04/25/2047	198,503	206,282
Cosmopolitan Hotel Trust 2016-CSMO B	(b)	3.334%	11/15/2033	42,000	42,131
Cosmopolitan Hotel Trust 2016-CSMO D	(b)	4.734%	11/15/2033	56,000	56,315
Cosmopolitan Hotel Trust 2016-CSMO E	(b)	5.884%	11/15/2033	82,000	82,614
DB Master Finance LLC 2017-1A A2I	(b)	3.629%	11/20/2047	78,000	78,267
DB Master Finance LLC 2017-1A A2II	(b)	4.030%	11/20/2047	91,000	91,296
Domino’s Pizza Master Issuer LLC 2015-1A A2I	(b)	3.484%	10/25/2045	122,450	123,731
Domino’s Pizza Master Issuer LLC 2017-1A A23	(b)	4.118%	07/25/2047	210,000	212,575
Domino’s Pizza Master Issuer LLC 2017-1A A2II	(b)	3.082%	07/25/2047	50,000	49,764
Jimmy Johns Funding LLC 2017-1A A2II	(b)	4.846%	07/30/2047	158,000	159,229
Taco Bell Funding LLC 2016-1A A2I	(b)	3.832%	05/25/2046	131,670	134,238
Wendys Funding LLC 2015-1A A2I	(b)	3.371%	06/15/2045	168,560	170,072

					2,244,416

FINANCIALS – 1.4%
American Tower Trust I 13 1A	(b)	1.551%	03/15/2018	83,000	82,849
AmeriCredit Automobile Receivables Trust 2015-2 D		3.000%	06/08/2021	20,000	20,190
AmeriCredit Automobile Receivables Trust 2015-3 D		3.340%	08/08/2021	383,000	388,331
AmeriCredit Automobile Receivables Trust 2016-1 D		3.590%	02/08/2022	81,000	82,770
AmeriCredit Automobile Receivables Trust 2016-2 D		3.650%	05/09/2022	63,000	64,399
BAMLL Commercial Mortgage Securities Trust 2014-FL1 E	(b)	6.734%	12/15/2031	200,000	188,311
BXP Trust 2017-GM A	(b)	3.379%	06/13/2039	96,000	97,674
CGMS Commercial Mortgage Trust 2017-MDRB B	(b)	2.984%	07/15/2030	100,000	100,000
Fannie Mae Connecticut Avenue Securities 2014-C03 1M2		4.237%	07/25/2024	161,000	169,507
Fannie Mae Connecticut Avenue Securities 2014-C04 1M2		6.137%	11/25/2024	287,581	325,739
Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN1 M3		5.737%	02/25/2024	338,000	388,237
GS Mortgage Securities Corp. II 2017-375H A	(b)	3.475%	09/10/2037	123,000	125,708
GS Mortgage Securities Trust 2014-GSFL E	(b)	7.184%	07/15/2031	100,000	100,157
GSCCRE Commercial Mortgage Trust 2015-HULA E	(b)	5.634%	08/15/2032	133,000	133,414
Houston Galleria Mall Trust 2015-HGLR A1A2	(b)	3.087%	03/05/2037	100,000	99,103
J.P. Morgan Chase Commercial Mortgage Securities Trust 2010-C2 E	(b)	5.850%	11/15/2043	100,000	102,277
J.P. Morgan Chase Commercial Mortgage Securities Trust 2015-SGP B	(b)	3.977%	07/15/2036	150,000	151,123
J.P. Morgan Chase Commercial Mortgage Securities Trust 2015-SGP D	(b)	5.736%	07/15/2036	100,000	101,123
J.P. Morgan Chase Commercial Mortgage Securities Trust 2015-UES E	(b)	3.742%	09/05/2032	44,000	44,113
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI C	(b)	3.554%	10/05/2031	26,000	26,435
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI D	(b)	4.143%	10/05/2031	40,000	40,587
LB-UBS Commercial Mortgage Trust 2006-C1 AJ		5.276%	02/15/2041	68,661	68,678
LB-UBS Commercial Mortgage Trust 2007-C7 AJ		6.389%	09/15/2045	43,782	44,426
LB-UBS Commercial Mortgage Trust 2008-C1 AM		6.319%	04/15/2041	249,000	247,154
MAD Mortgage Trust 2017-330M A	(b)	3.294%	08/15/2034	100,000	101,089
MSSG Trust 2017-237P A	(b)	3.397%	09/13/2039	162,000	164,880
MSSG Trust 2017-237P B	(b)	3.690%	09/13/2039	28,000	28,504
OSCAR U.S. Funding Trust V 2016-2A A3	(b)	2.730%	12/15/2020	40,000	39,983
OSCAR U.S. Funding Trust V 2016-2A A4	(b)	2.990%	12/15/2023	40,000	39,763
Palisades Center Trust 2016-PLSD D	(b)	4.737%	04/13/2033	38,000	38,340
Santander Drive Auto Receivables Trust 2015-1 D		3.240%	04/15/2021	341,000	345,814
Santander Drive Auto Receivables Trust 2015-4 D		3.530%	08/16/2021	53,000	54,298
Shops at Crystals Trust 2016-CSTL A	(b)	3.126%	07/05/2036	142,000	140,882
Station Place Securitization Trust 2017-3 A (Acquired 08/11/2017, Cost $272,000)	(b)(g)	2.236%	07/24/2018	272,000	271,956
Wachovia Bank Commercial Mortgage Trust Series 2007-C30 AJ		5.413%	12/15/2043	123,860	125,873
Wachovia Bank Commercial Mortgage Trust Series 2007-C31 AJ		5.660%	04/15/2047	74,354	75,478
Wachovia Bank Commercial Mortgage Trust Series 2007-C34 AJ		6.274%	05/15/2046	33,843	34,372
Wells Fargo Commercial Mortgage Trust 2014-TISH WTS1	(b)	3.477%	02/15/2027	212,000	211,853

					4,865,390

Total Asset-Backed / Mortgage-Backed Securities (Cost $7,103,343)					$7,109,806

Master Limited Partnerships – 0.5%				Shares	Value

FINANCIALS – 0.5%
Blackstone Group LP / The (Capital Markets)				54,861	$1,830,712

Total Master Limited Partnerships (Cost $1,559,604)					$1,830,712

Preferred Securities – 0.4%			Rate	Quantity	Value

FINANCIALS – 0.3%
Discover Financial Services (Consumer Finance)			6.500%	9,502	$241,826

59	(continued)

Ohio National Fund, Inc.	Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

Preferred Securities (Continued)		Rate	Quantity	Value

FINANCIALS (continued)
E*TRADE Financial Corp. (Capital Markets)	(c)	5.875%	37,000	$39,405
Goldman Sachs Capital I (Capital Markets)		6.345%	458,000	570,869

				852,100

INDUSTRIALS – 0.1%
General Electric Co. (Industrial Conglomerates)	(c)	5.000%	318,000	336,349
General Electric Co. (Industrial Conglomerates)		4.700%	404	10,330

				346,679

Total Preferred Securities (Cost $1,151,678)				$1,198,779

Money Market Funds – 13.9%			Shares	Value

State Street Institutional Liquid Reserves Fund Institutional Class			38,526,903	$38,526,903
State Street Institutional U.S. Government Money Market Fund Institutional Class			7,267,267	7,267,267

Total Money Market Funds (Cost $45,797,685)				$45,794,170

Total Investments – 99.8% (Cost $299,143,972)	(h)			$327,870,081
Other Assets in Excess of Liabilities – 0.2%	(f)			556,721

Net Assets – 100.0%				$328,426,802

Percentages are stated as a percent of net assets.

Abbreviations:

      QL: Quarterly U.S. LIBOR Rate, 1.334% on 9/30/2017

Footnotes:

(a)	Non-income producing security.
(b)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2017, the value of these securities totaled $15,494,421, or 4.7% of the Portfolio’s net assets. Unless also noted as illiquid, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(c)	Security is a variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated are those in effect at September 30, 2017.
(d)	100 shares per contract.
(e)	Represents effective yield as of September 30, 2017.
(f)	Security is fully or partially pledged, in addition to $702,523 of the Portfolio’s cash holdings, as collateral for the futures contracts outstanding at September 30, 2017. See also the following Schedule of Open Futures Contracts.
(g)	Represents a security deemed to be illiquid. At September 30, 2017, the value of illiquid securities in the Portfolio totaled $271,956, or 0.1% of the Portfolio’s net assets.
(h)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Open Futures Contracts	September 30, 2017 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CME E-mini S&P 500 Index - Long	323	December 15, 2017	$39,818,575	$40,635,015	$816,440
10-Year U.S. Treasury Note - Long	1,398	December 19, 2017	176,970,516	175,186,875	(1,783,641)
10-Year U.S. Treasury Long Bond - Long	28	December 19, 2017	4,342,102	4,278,750	(63,352)

			$221,131,193	$220,100,640	$(1,030,553)

The accompanying notes are an integral part of these financial statements.

60

Ohio National Fund, Inc.	ON Conservative Model Portfolio
Schedule of Investments in Unaffiliated Issuers	September 30, 2017 (Unaudited)

Open-End Mutual Funds – 69.0%		Shares	Market Value

PIMCO Low Duration Institutional		952,486	$9,429,607
PIMCO Real Return Institutional		1,616,824	17,801,238
PIMCO Total Return Institutional		1,930,480	19,922,556
Western Asset Core Plus Bond IS		2,116,995	25,171,068

Total Open-End Mutual Funds			$72,324,469

Total Investments in Securities of Unaffiliated Issuers – 69.0% (Cost $71,045,314)	(a)		$72,324,469
Total Investments in Affiliates – 31.0% (Cost $30,674,291) (see schedule below)	(a)		32,436,164
Liabilities in Excess of Other Assets – 0.0%			(9,804)

Net Assets – 100.0%			$104,750,829

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments in Affiliates	September 30, 2017 (Unaudited)

Affiliate			Value at March 1, 2017 (Inception)	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at September 30, 2017	Value at September 30, 2017

Open-End Mutual Funds – 31.0%
Lazard International Equity Class R6	(a	)	$—	$2,266,989	$439,106	$30,303	$234,470	$7,605	$—	110,430	$2,092,656
Ohio National Fund, Inc. - Balanced Portfolio	(a	)(b)	—	7,907,361	898,600	15,369	300,165	—	—	338,618	7,324,295
Ohio National Fund, Inc. - High Income Bond Portfolio	(a	)(b)	—	7,810,723	754,825	11,102	257,295	—	—	378,517	7,324,295
Ohio National Fund, Inc. - S&P 500® Index Portfolio	(a	)(b)	—	6,871,177	1,008,395	26,772	388,413	—	—	226,641	6,277,967
Ohio National Fund, Inc. - Strategic Value Portfolio	(a	)(b)	—	7,967,869	1,102,452	36,668	422,210	—	—	422,393	7,324,295
Templeton Foreign Class R6	(a	)	—	2,312,354	398,810	19,792	159,320	—	—	265,903	2,092,656

Total Open-End Mutual Funds						$140,006	$1,761,873	$7,605	$—		$32,436,164

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person,” as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding.
(b)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Moderately Conservative Model Portfolio

Schedule of Investments in Unaffiliated Issuers	September 30, 2017 (Unaudited)

Open-End Mutual Funds – 51.1%	Shares	Market Value

PIMCO Low Duration Institutional	1,995,601	$19,756,448
PIMCO Real Return Institutional	3,287,849	36,199,221
PIMCO Total Return Institutional	4,789,736	49,430,080
Western Asset Core Plus Bond IS	5,267,100	62,625,814

Total Open-End Mutual Funds		$168,011,563

Total Investments in Securities of Unaffiliated Issuers – 51.1% (Cost $164,764,607)	(a)	$168,011,563
Total Investments in Affiliates – 48.9% (Cost $151,646,504) (see schedule below)	(a)	161,126,429
Liabilities in Excess of Other Assets – 0.0%		(89,258)

Net Assets – 100.0%		$329,048,734

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments in Affiliates	September 30, 2017 (Unaudited)

Affiliate			Value at March 1, 2017 (Inception)	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at September 30, 2017	Value at September 30, 2017

Open-End Mutual Funds – 48.9%
Fidelity Advisor® Mid Cap II Class I	(a	)	$—	$7,058,033	$947,713	$33,622	$432,647	$—	$—	303,488	$6,576,589
Fidelity Advisor® Real Estate I	(a	)	—	7,350,548	777,500	4,308	(767)	46,348	—	287,062	6,576,589
Lazard International Equity Class R6	(a	)	—	20,745,086	3,570,388	277,637	2,277,432	71,502	—	1,041,149	19,729,767
Ohio National Fund, Inc. - Balanced Portfolio	(a	)(b)	—	24,035,377	2,018,249	48,276	952,657	—	—	1,064,173	23,018,061
Ohio National Fund, Inc. - Bristol Growth Portfolio	(a	)(b)	—	6,917,702	983,601	56,597	585,891	—	—	296,109	6,576,589
Ohio National Fund, Inc. - Equity Portfolio	(a	)(b)	—	24,705,453	2,665,814	45,845	932,577	—	—	577,908	23,018,061
Ohio National Fund, Inc. - High Income Bond Portfolio	(a	)(b)	—	20,588,745	1,593,238	32,348	701,912	—	—	1,019,626	19,729,767
Ohio National Fund, Inc. - S&P 500® Index Portfolio	(a	)(b)	—	17,349,712	2,001,663	72,490	1,020,933	—	—	593,555	16,441,472
Ohio National Fund, Inc. - Strategic Value Portfolio	(a	)(b)	—	27,724,348	3,085,971	123,434	1,544,545	—	—	1,517,091	26,306,356
Templeton Foreign Class R6	(a	)	—	13,977,695	1,967,351	110,736	1,032,098	—	—	1,671,306	13,153,178

Total Open-End Mutual Funds						$805,293	$9,479,925	$117,850	$—		$161,126,429

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person,” as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding.
(b)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Balanced Model Portfolio

Schedule of Investments in Unaffiliated Issuers	September 30, 2017 (Unaudited)

		Market
Open-End Mutual Funds – 34.0%	Shares	Value

Lazard Emerging Markets Equity Class R6	2,454,322	$46,951,173
PIMCO Low Duration Institutional	7,914,729	78,355,816
PIMCO Real Return Institutional	11,380,395	125,298,155
PIMCO Total Return Institutional	18,236,403	188,199,683
Western Asset Core Plus Bond IS	7,915,993	94,121,154

Total Open-End Mutual Funds		$532,925,981

Total Investments in Securities of Unaffiliated Issuers – 34.0% (Cost $517,807,185)	(a)	$532,925,981
Total Investments in Affiliates – 66.0% (Cost $965,040,197) (see schedule below)	(a)	1,032,925,818
Liabilities in Excess of Other Assets – 0.0%		(345,670)

Net Assets – 100.0%		$1,565,506,129

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments in Affiliates	September 30, 2017 (Unaudited)

Affiliate			Value at March 1, 2017 (Inception)	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at September 30, 2017	Value at September 30, 2017

Open-End Mutual Funds – 66.0%
Fidelity Advisor® Mid Cap II Class I	(a	)	$—	$48,524,958	$5,327,122	$218,853	$3,534,485	$—	$—	2,166,644	$46,951,174
Fidelity Advisor® Real Estate I	(a	)	—	33,911,571	3,961,442	175,923	1,174,730	214,828	—	1,366,250	31,300,782
Goldman Sachs Large Cap Value Institutional	(a	)	—	63,623,270	32,214,403	(762,190)	654,105	—	—	1,745,721	31,300,782
Lazard International Equity Class R6	(a	)	—	141,728,518	19,214,121	1,447,268	16,891,856	502,754	—	7,432,904	140,853,521
Ohio National Fund, Inc. - Balanced Portfolio	(a	)(b)	—	140,960,799	6,559,846	142,394	6,310,174	—	—	6,511,952	140,853,521
Ohio National Fund, Inc. - Bristol Portfolio	(a	)(b)	—	47,915,447	4,923,814	207,266	3,752,275	—	—	1,681,632	46,951,174
Ohio National Fund, Inc. - Capital Appreciation Portfolio	(a	)(b)	—	47,880,887	32,470,592	(278,841)	518,937	—	—	382,931	15,650,391
Ohio National Fund, Inc. - ClearBridge Small Cap Portfolio	(a	)(b)	—	65,903,911	8,298,921	363,039	4,633,536	—	—	1,116,091	62,601,565
Ohio National Fund, Inc. - Equity Portfolio	(a	)(b)	—	97,444,735	8,039,157	134,954	4,361,815	—	—	2,357,578	93,902,347
Ohio National Fund, Inc. - High Income Bond Portfolio	(a	)(b)	—	78,234,256	3,910,322	100,213	3,827,809	—	—	4,044,029	78,251,956
Ohio National Fund, Inc. - S&P 500® Index Portfolio	(a	)(b)	—	110,546,478	7,496,010	258,627	6,243,643	—	—	3,954,973	109,552,738
Ohio National Fund, Inc. - Strategic Value Portfolio	(a	)(b)	—	125,767,291	8,080,735	352,809	7,163,764	—	—	7,220,480	125,203,129
Templeton Foreign Class R6	(a	)	—	110,754,085	10,599,558	579,719	8,818,492	—	—	13,920,297	109,552,738

Total Open-End Mutual Funds						$2,940,034	$67,885,621	$717,582	$—		$1,032,925,818

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person,” as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding.
(b)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Moderate Growth Model Portfolio

Schedule of Investments in Unaffiliated Issuers	September 30, 2017 (Unaudited)

Open-End Mutual Funds – 19.0%			Shares	Market Value

Lazard Emerging Markets Equity Class R6			5,454,076	$104,336,472
PIMCO Real Return Institutional			7,112,735	78,311,208
Western Asset Core Plus Bond IS			26,386,268	313,732,733

Total Open-End Mutual Funds				$496,380,413

Total Investments in Securities of Unaffiliated Issuers – 19.0% (Cost $478,742,351)	(a	)		$496,380,413
Total Investments in Affiliates – 81.0% (Cost $1,980,824,962) (see schedule below)	(a	)		2,112,813,555
Liabilities in Excess of Other Assets – 0.0%				(540,491)

Net Assets – 100.0%				$2,608,653,477

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments in Affiliates	September 30, 2017 (Unaudited)

Affiliate			Value at March 1, 2017 (Inception)	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at September 30, 2017	Value at September 30, 2017
Open-End Mutual Funds – 81.0%
Fidelity Advisor® Mid Cap II Class I	(a	)	$—	$106,727,493	$9,861,138	$350,643	$7,119,474	$—	$—	4,814,789	$104,336,472
Fidelity Advisor® Real Estate I	(a	)	—	55,405,825	4,258,870	91,309	929,972	356,308	—	2,277,094	52,168,236
Goldman Sachs Large Cap Value Institutional	(a	)	—	130,897,174	52,888,959	(1,296,252)	1,540,391	—	—	4,364,325	78,252,354
Lazard International Equity Class R6	(a	)	—	287,599,027	31,188,600	1,787,221	28,727,649	1,016,800	—	15,141,177	286,925,297
Ohio National Fund, Inc. - Balanced Portfolio	(a	)(b)	—	207,242,349	7,543,656	102,407	8,871,844	—	—	9,647,385	208,672,944
Ohio National Fund, Inc. - Bristol Growth Portfolio	(a	)(b)	—	78,566,733	7,460,249	336,135	6,809,735	—	—	3,523,294	78,252,354
Ohio National Fund, Inc. - Bristol Portfolio	(a	)(b)	—	78,780,657	6,701,787	236,183	5,937,301	—	—	2,802,735	78,252,354
Ohio National Fund, Inc. - Bryton Growth Portfolio	(a	)(b)	—	53,006,522	17,580,625	396,420	3,303,860	—	—	1,657,889	39,126,177
Ohio National Fund, Inc. - ClearBridge Small Cap Portfolio	(a	)(b)	—	81,971,855	8,121,557	214,968	4,187,088	—	—	1,395,121	78,252,354
Ohio National Fund, Inc. - Equity Portfolio	(a	)(b)	—	212,138,890	13,206,261	254,442	9,485,873	—	—	5,239,090	208,672,944
Ohio National Fund, Inc. - High Income Bond Portfolio	(a	)(b)	—	78,289,500	3,714,847	67,123	3,610,578	—	—	4,044,049	78,252,354
Ohio National Fund, Inc. - S&P 500® Index Portfolio	(a	)(b)	—	182,980,764	12,422,705	353,672	11,677,095	—	—	6,591,654	182,588,826
Ohio National Fund, Inc. - Small Cap Growth Portfolio	(a	)(b)	—	119,202,242	14,339,171	852,814	11,662,646	—	—	3,693,472	117,378,531
Ohio National Fund, Inc. - Strategic Value Portfolio	(a	)(b)	—	259,660,531	12,503,684	364,731	13,319,601	—	—	15,042,744	260,841,179
Templeton Foreign Class R6	(a	)	—	262,819,438	17,395,575	611,830	14,805,486	—	—	33,143,733	260,841,179

Total Open-End Mutual Funds						$4,723,646	$131,988,593	$1,373,108	$—		$2,112,813,555

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person,” as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding.

(b)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Growth Model Portfolio
Schedule of Investments in Unaffiliated Issuers	September 30, 2017 (Unaudited)

Open-End Mutual Funds – 7.0%	Shares	Market Value

Lazard Emerging Markets Equity Class R6	1,386,263	$26,519,197
PIMCO Real Return Institutional	964,179	10,615,614

Total Open-End Mutual Funds		$37,134,811

Total Investments in Securities of Unaffiliated Issuers – 7.0% (Cost $34,807,833)	(a)	$37,134,811
Total Investments in Affiliates – 93.0% (Cost $460,672,992) (see schedule below)	(a)	493,257,067
Liabilities in Excess of Other Assets – 0.0%		(115,039)

Net Assets – 100.0%		$530,276,839

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments in Affiliates	September 30, 2017 (Unaudited)

Affiliate		Value at March 1, 2017 (Inception)	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss )	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at September 30, 2017	Value at September 30, 2017
Open-End Mutual Funds – 93.0%
Fidelity Advisor® Mid Cap II Class I	(a)	$ —	$ 21,197,494	$ 1,438,841	$ 52,324	$ 1,404,381	$ —	$ —	979,020	$ 21,215,358
Fidelity Advisor® Real Estate I	(a)	—	11,214,107	606,792	3,126	(2,762)	71,665	—	463,015	10,607,679
Goldman Sachs Large Cap Value Institutional	(a)	—	26,303,093	10,341,619	(305,764)	255,808	—	—	887,424	15,911,518
Lazard International Equity Class R6	(a)	—	67,797,244	7,250,215	475,188	7,927,696	241,490	—	3,638,518	68,949,913
Ohio National Fund, Inc. - Balanced Portfolio	(a)(b)	—	36,544,844	957,496	11,251	1,528,277	—	—	1,716,453	37,126,876
Ohio National Fund, Inc. - Bristol Growth Portfolio	(a)(b)	—	15,604,685	1,167,709	55,725	1,418,817	—	—	716,412	15,911,518
Ohio National Fund, Inc. - Bristol Portfolio	(a)(b)	—	20,809,475	1,215,372	38,595	1,582,660	—	—	759,862	21,215,358
Ohio National Fund, Inc. - Bryton Growth Portfolio	(a)(b)	—	10,695,713	6,069,250	167,013	510,363	—	—	224,739	5,303,839
Ohio National Fund, Inc. - Capital Appreciation Portfolio	(a)(b)	—	21,284,556	10,719,008	(209,692)	251,823	—	—	259,547	10,607,679
Ohio National Fund, Inc. - ClearBridge Small Cap Portfolio	(a)(b)	—	27,262,144	2,189,812	55,530	1,391,335	—	—	472,797	26,519,197
Ohio National Fund, Inc. - Equity Portfolio	(a)(b)	—	42,780,650	2,117,998	27,722	1,740,341	—	—	1,065,296	42,430,715
Ohio National Fund, Inc. - High Income Bond Portfolio	(a)(b)	—	15,930,612	582,900	6,507	557,299	—	—	822,301	15,911,518
Ohio National Fund, Inc. - S&P 500® Index Portfolio	(a)(b)	—	46,576,137	1,567,788	37,804	2,688,402	—	—	1,723,269	47,734,555
Ohio National Fund, Inc. - Small Cap Growth Portfolio	(a)(b)	—	31,484,722	3,067,871	192,847	3,213,339	—	—	1,001,354	31,823,037
Ohio National Fund, Inc. - Strategic Value Portfolio	(a)(b)	—	57,586,638	2,496,670	81,152	3,171,114	—	—	3,364,604	58,342,234
Templeton Foreign Class R6	(a)	—	63,531,068	5,091,921	261,744	4,945,182	—	—	8,087,176	63,646,073
Total Open-End Mutual Funds					$ 951,072	$ 32,584,075	$ 313,155	$ —		$ 493,257,067

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person,” as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding.
(b)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.

Notes to Schedules of Investments	September 30, 2017 (Unaudited)

(1)	Organization

Ohio National Fund, Inc. (the “Fund”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “40 Act”). The Fund is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Fund consists of twenty-five separate investment portfolios (the “Portfolios”) that seek the following objectives and strategies:

⬛	Equity Portfolio – Long-term growth of capital by investing at least 80% of its assets in equity securities.

⬛

Bond Portfolio – High level of income and opportunity for capital appreciation consistent with preservation of capital by investing primarily in intermediate-term and long-term fixed income securities.

⬛	Omni Portfolio – High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.

⬛

Capital Appreciation Portfolio – Long-term growth of capital by investing primarily in equity and equity related securities of established companies with either current or emerging earnings growth not fully appreciated or recognized by the market.

⬛	ON International Equity Portfolio – Long-term growth of capital by investing at least 80% of its assets in securities of foreign companies.

⬛	ON Foreign Portfolio – Long-term growth of capital by investing at least 80% of its assets in foreign securities.

⬛	Aggressive Growth Portfolio – Long-term capital growth by investing primarily in domestic and foreign equity securities selected for growth potential.

⬛	Small Cap Growth Portfolio – Long-term capital appreciation by investing at least 80% of its net assets in stocks of small capitalization companies.

⬛

Mid Cap Opportunity Portfolio – Long-term total return by investing at least 80% of its net assets in equity securities of mid-cap companies, primarily those that are strategically positioned for long-term growth.

⬛

S&P 500® Index Portfolio – Total return approximating that of the Standard & Poor’s 500® Index (S&P 500® Index), including reinvestment of dividends, at a risk level consistent with that of the S&P 500® Index by investing more than 80% of its net assets in securities making up the S&P 500® Index.

⬛	Strategic Value Portfolio – Growth of capital and income by investing primarily in high dividend yielding common stocks with dividend growth potential.

⬛

High Income Bond Portfolio – High current income by investing at least 80% of its net assets in lower rated corporate debt obligations commonly referred to as “junk bonds”. The Portfolio’s investments are generally rated Ba or lower by Moody’s, or BB or lower by Standard & Poor’s or Fitch.

⬛

ClearBridge Small Cap Portfolio – Long-term capital appreciation by investing at least 80% of its net assets in common stocks and other equity securities of small capitalization companies or in other investments that the portfolio managers believe have similar economic characteristics.

⬛

Nasdaq-100® Index Portfolio – Long-term growth of capital by investing primarily in stocks that are included in the Nasdaq-100® Index. Unlike the other Portfolios of the Fund, the Nasdaq-100® Index Portfolio is a non-diversified portfolio for purposes of Section 5(b) of the 40 Act.

⬛	Bristol Portfolio – Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

⬛

Bryton Growth Portfolio – Long-term growth of capital by investing primarily in common stocks of growth-oriented U.S. companies smaller than the 500 largest publicly traded U.S. companies in terms of market capitalization.

⬛

Balanced Portfolio – Capital appreciation and income by investing normally up to 75% of its total assets in equity securities of domestic and foreign companies of any market capitalization while maintaining a minimum of 25% of its total assets in fixed income securities.

⬛

S&P MidCap 400® Index Portfolio – Total return approximating that of the Standard & Poor’s MidCap 400® Index (S&P MidCap 400® Index), including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400® Index by investing more than 80% of its net assets in the securities in the S&P MidCap 400® Index.

66	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	September 30, 2017 (Unaudited)

⬛	Bristol Growth Portfolio – Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

⬛	Risk Managed Balanced Portfolio – Long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio invests in a balanced portfolio of equity and fixed-income securities and a risk management portfolio intended to enhance the risk adjusted return of the Portfolio.

⬛	ON Conservative Model Portfolio – The Portfolio is a fund of funds that seeks current income and preservation of capital. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 0-25%, International Equity 0-10%, and Fixed Income 65-90%.

⬛	ON Moderately Conservative Model Portfolio – The Portfolio is a fund of funds that seeks current income and moderate growth of capital with a greater emphasis on current income. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 20-40%, International Equity 5-20%, and Fixed Income 30-70%.

⬛	ON Balanced Model Portfolio – The Portfolio is a fund of funds that seeks a balance between growth of capital and current income with a greater emphasis on growth of capital. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 25-50%, International Equity 10-25%, and Fixed Income 25-50%.

⬛	ON Moderate Growth Model Portfolio – The Portfolio is a fund of funds that seeks growth of capital and moderate current income with a greater emphasis on growth of capital. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 40-60%, International Equity 15-35%, and Fixed Income 10-30%.

⬛	ON Growth Model Portfolio – The Portfolio is a fund of funds that seeks growth of capital and some current income. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 50-80%, International Equity 15-45%, and Fixed Income 0-15%.

Additional detail regarding portfolio-specific objectives, policies, and investment strategies is provided in the prospectus and Statement of Additional Information of Ohio National Fund, Inc. There are no assurances that these objectives will be met. Each Portfolio, except the Nasdaq-100® Index Portfolio, is classified as diversified for purposes of Section 5(b) of the 40 Act.

At present, the Fund issues its shares to separate accounts of The Ohio National Life Insurance Company (“ONLIC”), Ohio National Life Assurance Corporation (“ONLAC”), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities, as well as for purchases by other Portfolios of the Fund. In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.

Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1. Each share of a Portfolio participates equally in the Portfolio’s dividends, distributions, net assets, and voting matters.

The Fund is authorized to issue 1.55 billion of its capital shares. These authorized shares have been allocated to specific Portfolios of the Fund as follows:

Portfolio	Authorized Shares	Portfolio	Authorized Shares
Equity	35,000,000	Nasdaq-100® Index	50,000,000
Bond	30,000,000	Bristol	23,000,000
Omni	15,000,000	Bryton Growth	15,000,000
Capital Appreciation	25,000,000	Balanced	90,000,000
ON International Equity	90,000,000	S&P MidCap 400® Index	30,000,000
ON Foreign	32,000,000	Bristol Growth	30,000,000
Aggressive Growth	24,000,000	Risk Managed Balanced	85,000,000
Small Cap Growth	30,000,000	ON Conservative Model	30,000,000
Mid Cap Opportunity	21,000,000	ON Moderately Conservative Model	70,000,000
S&P 500® Index	90,000,000	ON Balanced Model	200,000,000
Strategic Value	75,000,000	ON Moderate Growth Model	300,000,000
High Income Bond	45,000,000	ON Growth Model	100,000,000
ClearBridge Small Cap	15,000,000

The Fund’s Board of Directors (the “Board”) periodically reallocates authorized shares among the Portfolios of the Fund and may authorize additional shares as deemed necessary.

67	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	September 30, 2017 (Unaudited)

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the risk of loss to the Fund is expected to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:

Use of Estimates

The preparation of Schedules of Investments in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

Investments are valued using pricing procedures approved by the Board.

Fixed income instruments that mature in sixty days or less, and of sufficient credit quality, are valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the value of the security. In these instances, amortized cost approximates fair value.

Investments, other than those securities aforementioned, are valued as follows:

Domestic equity securities that are traded on U.S. exchanges, other than Nasdaq Stock Market, are valued at the last trade price reported by the primary exchange of each security (4:00 pm Eastern Time for normal trading sessions). Domestic equity securities that are listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”). Over-the-counter domestic equity securities are valued at the last trade price reported daily as of 4:00 pm Eastern Time (normal trading sessions). Over-the-counter traded ADRs may also be valued at an evaluated price based on the value of the underlying securities. If a domestic equity security is not traded on a particular day, the mean between the bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions) by the primary exchange will generally be used for valuation purposes. The principal sources for market quotations are independent pricing services that have been approved by the Board.

Fixed income securities that have a remaining maturity exceeding sixty days are generally valued at the bid price reported at 4:00 pm Eastern Time (normal trading sessions), as provided by independent pricing services approved by the Board. The last trade or last evaluated bid may be used if an evaluated bid price is not available.

U.S exchange-traded options are valued at the composite basis last sale price as reported to a Board-approved independent pricing service by the OPRA (Options Price Reporting Authority) at 4:15 pm Eastern Time (normal trading sessions). If there are no reported trades for a trading session, the evaluated composite basis bid price will generally be used for valuation purposes.

Shares of open-end mutual funds are valued at each fund’s last calculated net asset value per share.

Shares of closed-end mutual funds that are traded on U.S. exchanges are valued similarly to other domestic equity securities, typically at last trade price reported by the primary exchange of each fund (4:00 pm Eastern Time for normal trading sessions).

Restricted securities, illiquid securities, or other investments for which market quotations or other observable market inputs are not readily available are valued at an estimate of value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board.

Foreign equity securities are initially priced at the reported close price of the exchange on which a security is primarily traded. Securities not traded on a particular day are valued at the mean between the last reported bid and ask quotes at daily close, or the last sale price when appropriate. The principal sources for market quotations are independent pricing services that have been approved by the Board.

Equity securities that are primarily traded on foreign exchanges, other than those with close times that are consistent with the normal 4:00 pm Eastern Time close of U.S. equity markets, are further subjected to fair valuation pricing procedures provided by an independent fair valuation service. The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available daily at 4:00 pm Eastern Time (normal trading sessions). Multiple factors

68	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	September 30, 2017 (Unaudited)

may be considered in performing this valuation, including an issue’s local close price, relevant general and sector indices, currency fluctuations, and pricing of related depository receipts, exchange traded funds, and futures. The pricing procedures are performed for each individual security for which there is a fairly large degree of certainty that the local close price is not the liquid market price at the time of U.S. market close. The procedures are performed each day there is a change in a consistently used market index from the time of local close to the U.S. market close. Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures. The testing is reviewed by management of the Fund as well as the Fund’s Board. Prior results have indicated that these procedures have been effective in reaching valuation objectives.

The differences between the aggregate cost and values of investments are reflected as unrealized appreciation or unrealized depreciation.

Pricing inputs used in the Fund’s determination of its investment values are categorized according to a three-tier hierarchy framework. The hierarchy is summarized in three broad levels:

Level 1:	Quoted prices in active markets for identical securities.

Level 2:	Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.

Level 3:	Significant unobservable inputs, including the Fund’s own assumptions used to determine the value of securities.

The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at value as of September 30, 2017:

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
Equity	Common Stocks**	$560,509,143	$—	$—
	Money Market Funds	13,136,854	—	—

		$573,645,997	$—	$—

Bond	Corporate Bonds**	$—	$160,358,502	$—
	U.S. Treasury Obligations	—	3,504,922	—
	Asset-Backed / Mortgage-Backed Securities**	—	1,265,685	—
	Money Market Funds	757,461	—	—

		$757,461	$165,129,109	$—

Omni	Common Stocks**	$50,285,688	$—	$—
	Corporate Bonds**	—	13,124,844	—
	U.S. Treasury Obligations	—	998,598	—
	Asset-Backed / Mortgage-Backed Securities**	—	80,875	—
	Money Market Funds	169,614	—	—

		$50,455,302	$14,204,317	$—

Capital Appreciation	Common Stocks**	$147,773,579	$—	$—
	Money Market Funds	2,026,500	—	—

		$149,800,079	$—	$—

ON International Equity	Common Stocks**	$21,069,601	$130,447,259	$—
	Money Market Funds	4,955,870	—	—

		$26,025,471	$130,447,259	$—

ON Foreign	Common Stocks**	$11,575,113	$64,458,880	$—
	Money Market Funds	3,798,223	—	—

		$15,373,336	$64,458,880	$—

Aggressive Growth	Common Stocks**	$56,845,641	$—	$—
	Money Market Funds	3,177,313	—	—

		$60,022,954	$—	$—

69	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	September 30, 2017 (Unaudited)

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
Small Cap Growth	Common Stocks**	$261,734,997	$4,759,071	$—
	Master Limited Partnerships**	5,544,270	—	—
	Rights	—	—	253,247
	Money Market Funds	2,856,532	—	—

		$270,135,799	$4,759,071	$253,247

Mid Cap Opportunity	Common Stocks**	$73,914,019	$—	$—
	Money Market Funds	2,145,157	—	—

		$76,059,176	$—	$—

S&P 500® Index	Common Stocks**	$965,346,051	$—	$—
	Money Market Funds	4,228,021	—	—

		$969,574,072	$—	$—

	Futures Contracts	$67,065	$—	$—

Strategic Value	Common Stocks**	$472,075,654	$106,862,359	$—
	Money Market Funds	9,129,743	—	—

		$481,205,397	$106,862,359	$—

High Income Bond	Corporate Bonds**	$—	$305,552,716	$—
	Exchange Traded Funds	2,575,051	—	—
	Money Market Funds	11,098,476	—	—

		$13,673,527	$305,552,716	$—

ClearBridge Small Cap	Common Stocks**	$278,524,375	$—	$—
	Money Market Funds	1,201,110	—	—

		$279,725,485	$—	$—

Nasdaq-100® Index	Common Stocks**	$201,084,117	$—	$—
	Money Market Funds	2,055,647	—	—

		$203,139,764	$—	$—

	Futures Contracts	$1,173	$—	$—

Bristol	Common Stocks**	$219,518,421	$—	$—
	Money Market Funds	1,072,775	—	—

		$220,591,196	$—	$—

Bryton Growth	Common Stocks**	$78,139,581	$—	$—
	Money Market Funds	1,450,756	—	—

		$79,590,337	$—	$—

Balanced	Common Stocks**	$459,152,594	$—	$—
	Corporate Bonds**	—	230,622,807	—
	U.S. Treasury Obligations	—	147,007,639	—
	Closed-End Mutual Funds	58,854,974	—	—
	Preferred Securities**	19,238,830	—	—
	Exchange Traded Funds	11,076,798	—	—
	Asset-Backed / Mortgage-Backed
	Securities**	—	8,668,351	—
	Liquidating Trusts	—	463,964	—
	Purchased Options	27,000	—	—
	Money Market Funds	61,680,377	—	—

		$610,030,573	$386,762,761	$—

S&P MidCap 400® Index	Common Stocks**	$57,675,296	$—	$—
	Money Market Funds	409,384	—	—

		$58,084,680	$—	$—

	Futures Contracts	$4,518	$—	$—

70	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	September 30, 2017 (Unaudited)

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
Bristol Growth	Common Stocks**	$123,967,526	$—	$—
	Money Market Funds	648,210	—	—

		$124,615,736	$—	$—

Risk Managed Balanced	Common Stocks**	$168,717,525	$—	$—
	Corporate Bonds**	—	46,868,869	—
	U.S. Government Agency Mortgage-Backed Securities	—	22,304,939	—
	Purchased Options	4,948,884	13,030,180	—
	U.S. Treasury Obligations	—	16,066,217	—
	Asset-Backed / Mortgage-Backed Securities**	—	7,109,806	—
	Master Limited Partnerships**	1,830,712	—	—
	Preferred Securities**	252,156	946,623	—
	Money Market Funds	45,794,170	—	—

		$221,543,447	$106,326,634	$—

	Futures Contracts	$(1,030,553)	$—	$—

ON Conservative Model	Open-End Mutual Funds	$104,760,633	$—	$—

ON Moderately Conservative Model	Open-End Mutual Funds	$329,137,992	$—	$—

ON Balanced Model	Open-End Mutual Funds	$1,565,851,799	$—	$—

ON Moderate Growth Model	Open-End Mutual Funds	$2,609,193,968	$—	$—

ON Growth Model	Open-End Mutual Funds	$530,391,878	$—	$—

** For detailed industry descriptions, see the accompanying Schedules of Investments.

As stated above, the value assigned to the Fund’s foreign securities will, in most cases, not be the quoted or published prices of the investments on their respective primary markets or exchanges. Securities that are priced using fair value estimates are categorized as Level 2 in the fair value hierarchy, whereas securities that do not meet the established criteria are categorized as Level 1. The valuation of a foreign security from one valuation period to the next may result in a transfer between Levels 1 and 2 if the degree of certainty that the local close price is not the liquid market price at the time of U.S. market close is not similar for both periods. The Fund’s policy is to recognize transfers between fair value hierarchy levels at the reporting period end.

For the nine-month period ended September 30, 2017, there were no transfers of securities between Level 1 and Level 2.

Below is a reconciliation that details the activity of securities in Level 3 during the nine-month period ended September 30, 2017.

Small Cap Growth
Beginning Balance – January 1, 2017	$0
Total gains or losses (realized/unrealized):
Included in earnings (or changes in net assets)	253,247
Issuances	—
Settlements	—
Transfers out of Level 3 (due to availability of acitve market quotations or significant observable market inputs)	—
Transfers into Level 3 (due to lack of active market quotations or significant observable inputs)	—

Ending Balance – September 30, 2017	$253,247

The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	$253,247

71	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	September 30, 2017 (Unaudited)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2017:

Instrument	Valuation Technique Used	Unobservable Inputs	Input Values (in millions)
Dyax Corp. - Contingent Value Right (CVR)	Purchase price allocation of consideration paid by Shire plc upon its acquisition of Dyax Corp.	Net enterprise value	$6,330
		CVR fair value on acquisition date	396
		CVR maximum payable on acquistion date	646

Foreign Securities and Currency

The books and records of all the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source. These exchange rates are currently determined daily, at 4:00 pm Eastern Time for normal trading sessions. Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.

The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments. For the portion that is isolated, amounts are reflected in the Statements of Operations as other foreign currency related transactions. However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by federal income tax regulations.

All Portfolios of the Fund may invest in securities of foreign issuers. The ON International Equity and ON Foreign Portfolios may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depositary receipts, carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.

Restricted and Illiquid Securities

Restricted securities are those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(a)(2) commercial paper is issued pursuant to Section 4(a)(2) of the 1933 Act which exempts an issue from registration. This paper may be used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets. Investments by a portfolio in Rule 144A and Section 4(a)(2) securities could have the effect of decreasing the liquidity of a Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.

Typically, the restricted securities noted above are not considered illiquid. The criteria used to determine if a restricted security is illiquid includes frequency of trades and quotes, available dealers willing to make transactions, availability of market makers in the security, and the nature of the security and its trades. The Bond and Omni Portfolios may invest up to 10% of their respective assets in illiquid securities. Each of the other Portfolios of the Fund may invest up to 15% of its net assets in illiquid securities.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are accounted for on a trade date basis. For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date in accordance with Rule 2a-4 of the 40 Act. Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise.

Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends. Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.

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Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	September 30, 2017 (Unaudited)

Distributions to Shareholders and Federal Taxes

Distributions arising from net investment income and net capital gains from the Portfolios are declared and paid to shareholders periodically, as required for each of the Portfolios to continue to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code. The Fund intends to satisfy its distribution requirements by using consent dividends rather than cash distributions. Consent dividends, when authorized, become taxable to the shareholders as if they were paid in cash. The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income, whether by cash or consent dividends, sufficient to relieve it from substantially all federal income and excise taxes. As such, no provisions for federal income or excise taxes have been recorded.

The character of income and realized capital gains distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, they are reclassified within the composition of net assets; temporary differences do not require such reclassification. Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.

The Fund’s management and tax agent perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the Schedules of Investments. Differences between tax positions taken in a tax return and amounts recognized in the Schedules of Investments will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Maryland (i.e., the last four tax year ends and the interim tax period since then). The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the Portfolios’ Schedules of Investments.

Expense Allocation

Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.

Foreign Withholding Taxes

Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally withheld based on income earned. These Portfolios accrue such taxes as the related income is earned.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules, which introduce two new regulatory reporting forms for investment companies – Form N-Port and Form N-CEN – also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The Fund has adopted the enhanced disclosures regarding derivatives and investments in affiliates, which had no effect on the Fund’s net assets or results of operations. The Fund’s management is currently evaluating the impact of the new regulatory forms on the Fund’s financial statements.

Subsequent Events

Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements, and there are no subsequent events to report.

(3)	Financial Instruments

The Fund’s Portfolios may trade in financial instruments with off-balance sheet risk for hedging purposes or, otherwise, in accordance with stated investment objectives. These financial instruments may include options, futures, and foreign currency contracts that may involve, to a varying degree, elements of risk in excess of the amounts recognized on financial statements.

73	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	September 30, 2017 (Unaudited)

Options

A Portfolio may buy and write (i.e., sell) call and put options. In writing call options, the Portfolio gives the purchaser of the call option the right to purchase the underlying securities from the Portfolio at a specified “exercise” price at any time prior to the expiration of the option, normally within nine months. A Portfolio writes a covered call option when it owns the underlying securities and an uncovered call option when it does not. In purchasing put options, a Portfolio pays the seller of the put option a premium for the right of the Portfolio to sell the underlying securities to the seller at a specified exercise price prior to the expiration of the option. When a Portfolio sells a put option, it has the obligation to buy, and the purchaser of the put the right to sell, the underlying security at the exercise price during the option period. Whenever a Portfolio has a written covered call option outstanding, the underlying securities will be segregated by the Custodian and held in an escrow account to assure that such securities will be delivered to the option holder if the option is exercised. While the underlying securities are subject to the option, the Portfolio remains the record owner of the securities, entitling it to receive dividends and to exercise any voting rights. Whenever a Portfolio has a written uncovered call option outstanding, it will segregate with the Custodian cash or liquid assets that, when added to the amounts deposited with the broker as margin, equal to the market value of the securities underlying the call option (but not less than the exercise price of the call option). To cover a written put option, the Portfolio writing the option deposits cash or liquid securities in a segregated account at the Custodian. In order to terminate its position as the writer or the purchaser of an option, the Portfolio may enter into a “closing” transaction, which is the purchase (if the Portfolio has written the option) or sale (if the Portfolio is the purchaser of the option) of an option on the same underlying securities and having the same exercise price and expiration date as the option previously written or purchased by the Portfolio.

When a Portfolio writes a put or call option, an amount equal to the premium received is included on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. Such liability is subject to off balance sheet risks to the extent of any future increases in market value of the written options. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. When a Portfolio purchases a put or call option, an amount equal to the premium paid is included on the Portfolio’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If a Portfolio exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Portfolio exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index.

The Balanced Portfolio held written options and purchased put options during the nine-month period ended September 30, 2017. These instruments were used by the Portfolio to provide a hedge against equity price risk. During a period in which the prices of the Portfolio’s common stocks may decline, these instruments are designed to increase in value, thus providing price accumulation gains that partially offset the price accumulation losses of the common stocks in the Portfolio.

The Balanced Portfolio’s written call options are collateralized by cash and/or securities held by the Portfolio’s custodian under an Escrow Deposit Agreement between the custodian and the Options Clearing Corporation (“OCC”). Such collateral holdings are restricted from trading. The cash or securities pledged as collateral under the Escrow Deposit Agreement are noted as such on the Portfolio’s Schedule of Investments.

The Balanced and Risk Managed Balanced Portfolios also purchased call and put options associated with the S&P 500 Index during the nine-month period ended September 30, 2017. These instruments were used by the Balanced Portfolio to provide a hedge against equity price risk, and the Risk Management Component of the Risk Managed Balanced Portfolio to provide for that Portfolio’s stated risk management strategy.

Written and purchased options are non-income producing securities.

Futures Contracts

A Portfolio may buy or sell two kinds of financial futures contracts: stock index futures contracts and interest rate futures contracts. Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set

74	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	September 30, 2017 (Unaudited)

by the exchange. Futures contracts may be based on broad-based stock indexes such as the S&P 500 Index or on narrow-based stock indices. A particular index will be selected according to the Adviser’s investment strategy for the particular Portfolio. An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of and payment for financial instruments, the contracts are usually closed out before the delivery date. A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodities Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market. It is expected that futures contracts trading in additional financial instruments will be authorized.

The Fund, on behalf of each Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each Portfolio’s operation. Accordingly, the Portfolios are not subject to registration or regulation as a commodity pool operator.

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the broker when the contract is entered into. Initial margin deposits are equal to a percentage of the contract’s value, as set by the exchange on which the contract is traded, and are similar to good faith deposits or performance bonds.

Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Portfolio’s investment limitations. A Portfolio, its futures commission merchant and the Custodian retain control of the initial margin until the contract is liquidated. If the value of either party’s position declines, the party on the side of the declining position will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM’s other customers. ONI and the Sub-Advisers will attempt to minimize this risk by carefully monitoring the creditworthiness of the FCMs with which the Portfolios do business. In addition to the margin restrictions discussed above, transactions in futures contracts and options on futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where a Portfolio has a long position in a futures contract or sells a put option, it will be required to establish a segregated account (not with an FCM or broker) containing cash or certain liquid assets equal to the purchase price of the contract or the exercise price of the option (less any margin on deposit). For a short position in futures contacts held by a Portfolio or call options sold by a Portfolio, those requirements mandate the establishment of a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts or call options. However, segregation of assets is not required if a Portfolio “covers” its position.

Portions of the S&P 500® Index, Nasdaq-100® Index, and S&P MidCap 400® Index Portfolios’ cash holdings, as noted on those Portfolios’ Schedules of Investments, were pledged at September 30, 2017 as collateral for the Portfolios’ contracts. These futures contracts were used by the Portfolios for the purpose of gaining equity exposure for cash and cash equivalents, thereby seeking to lessen a performance difference between the Portfolios and their respective benchmark indexes. There were other index futures contracts that were executed and closed in those Portfolios during the nine-month period ended September 30, 2017. Those contracts were executed for similar purposes as the contracts outstanding at September 30, 2017.

Portions of the Risk Managed Balanced Portfolio’s securities and cash holdings, as noted on the Portfolio’s Schedule of Investments, were pledged at September 30, 2017 as collateral for the Portfolio’s contracts. These futures contracts were used by the Portfolio to provide for the Portfolio’s stated risk management strategy. There were other index futures contracts that were executed and closed in the Risk Managed Balanced Portfolio during the nine-month period ended September 30, 2017. Those contracts were executed for similar purposes as the contracts outstanding at September 30, 2017.

Although there were no futures contracts in the ON International Equity Portfolio at September 30, 2017, there were index futures contracts that were executed and closed in that Portfolio during the nine-month period ended September 30, 2017. Those contracts were executed for the purpose of increasing exposure to an attractive equities market, beyond that evidenced by the Portfolio’s investment in common stocks, while maintaining a significant cash balance that could be used for potentially higher-than-average shareholder transactions.

75	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	September 30, 2017 (Unaudited)

Foreign Currency Contracts

In order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, each Portfolio may engage in forward foreign currency contracts, foreign currency options and foreign currency futures contracts in connection with the purchase, sale or ownership of a specific security. The ON International Equity, ON Foreign, Strategic Value and High Income Bond Portfolios may engage in non-hedging related transactions to implement their investment strategies.

The Portfolios generally conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange currency market. When a Portfolio purchases or sells a security denominated in or exposed to a foreign currency, it may enter into a forward foreign currency contract (“forward contract”) for the purchase or sale, for a fixed amount of dollars, of the amount of currency involved in the underlying security transaction. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In this manner, a Portfolio may obtain protection against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date upon which payment is made or received. Although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Generally a forward contract has no deposit requirement, and no commissions are charged. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they buy and sell various currencies. When the Portfolio manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a Portfolio may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of that Portfolio’s securities denominated in or exposed to such foreign currency. No Portfolio will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of its assets denominated in or exposed to that currency. At the consummation of a forward contract for delivery by a Portfolio of a foreign currency, the Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase, at the same maturity date, the same amount of the foreign currency. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of its securities denominated in such currency or through conversion of other Portfolio assets into such currency. It is impossible to forecast the market value of Portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver, and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary for the Portfolio to sell on the spot market some of the foreign currency received on the sale of its hedged security if the security’s market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

If the Portfolio retains the hedged security and engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in spot or forward contract prices. If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Buyers and sellers of foreign currency options and futures contracts are subject to the same risks previously described with respect to options and futures generally. In addition, settlement of currency options and futures contracts with respect to most currencies must occur at a bank located in the issuing nation. The ability to establish and close out positions on such options is subject to the maintenance of a liquid market that may not always be available. Currency rates may fluctuate based on political considerations and governmental actions as opposed to purely economic factors.

Predicting the movements of foreign currency in relation to the U.S. dollar is difficult and requires different skills than those necessary to predict movements in the securities market. There is no assurance that the use of foreign currency hedging transactions can successfully protect a Portfolio against loss resulting from the movements of foreign currency in relation to the U.S. dollar. In addition, it must be remembered that these methods of protecting the value of a Portfolio’s securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

76	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	September 30, 2017 (Unaudited)

Although there were no foreign currency contracts in the Portfolios at September 30, 2017, the ON Foreign Portfolio entered into foreign currency contracts during the nine-month period ended September 30, 2017 in order to mitigate the effect that exchange rate volatility had on the valuation of the Portfolio’s investments that were either significantly under-weighted or over-weighted in relation to the Portfolio’s benchmark index.

(4)	Federal Income Tax Information

The cost basis for Federal income tax purposes may differ from the cost basis for financial reporting purposes. The table below details the unrealized appreciation (depreciation) and aggregate cost of securities at September 30, 2017 for Federal income tax purposes.

	Equity	Bond	Omni	Capital Appreciation	ON International Equity	ON Foreign
Gross unrealized:
Appreciation	$81,362,962	$5,719,502	$6,998,934	$22,803,930	$13,973,280	$6,206,505
Depreciation	(21,516,288)	(434,217)	(1,170,948)	(4,869,814)	(3,653,928)	(3,679,490)

Net unrealized appreciation	$59,846,674	$5,285,285	$5,827,986	$17,934,116	$10,319,352	$2,527,015

Aggregate cost of securities:	$513,799,323	$160,601,285	$58,831,633	$131,865,963	$146,153,378	$77,305,201

	Aggressive Growth	Small Cap Growth	Mid Cap Opportunity	S&P 500® Index	Strategic Value	High Income Bond
Gross unrealized:
Appreciation	$12,852,066	$68,009,893	$16,155,641	$270,779,307	$48,969,979	$11,131,410
Depreciation	(579,852)	(6,057,390)	(668,402)	(15,114,073)	(14,168,411)	(3,175,370)

Net unrealized appreciation	$12,272,214	$61,952,503	$15,487,239	$255,665,234	$34,801,568	$7,956,040

Aggregate cost of securities:	$47,750,740	$213,195,614	$60,571,937	$713,975,903	$553,266,188	$311,270,203

	ClearBridge Small Cap	Nasdaq-100® Index	Bristol	Bryton Growth	Balanced	S&P MidCap 400® Index
Gross unrealized:
Appreciation	$46,400,720	$90,519,147	$28,586,553	$7,938,519	$80,249,810	$4,812,524
Depreciation	(10,615,413)	(3,018,217)	(5,741,026)	(3,377,089)	(15,684,331)	(2,242,132)

Net unrealized appreciation	$35,785,307	$87,500,930	$22,845,527	$4,561,430	$64,565,479	$2,570,392

Aggregate cost of securities:	$243,940,178	$115,640,007	$197,745,669	$75,028,907	$932,227,855	$55,518,806

	Bristol Growth	Risk Managed Balanced	ON Conservative Model	ON Moderately Conservative Model	ON Balanced Model	ON Moderate Growth Model
Gross unrealized:
Appreciation	$18,395,863	$34,691,790	$3,074,646	$12,788,063	$83,004,417	$149,626,655
Depreciation	(2,337,224)	(7,839,525)	(33,618)	(61,182)	—	—

Net unrealized appreciation	$16,058,639	$26,852,265	$3,041,028	$12,726,881	$83,004,417	$149,626,655

Aggregate cost of securities:	$108,557,097	$299,987,263	$101,719,605	$316,411,111	$1,482,847,382	$2,459,567,313

	ON Growth Model
Gross unrealized:
Appreciation	$34,932,187
Depreciation	(21,134)

Net unrealized appreciation	$34,911,053

Aggregate cost of securities:	$495,480,825

77	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	September 30, 2017 (Unaudited)

(5)	Legal Matters

Effective December 20, 2013, the assets and liabilities of the Target Equity/Income Portfolio were acquired and assumed by the S&P MidCap 400® Index Portfolio (formerly the Target VIP Portfolio) in exchange for shares of the S&P MidCap 400® Index Portfolio (the “Reorganization”).

In December 2007, prior to the reorganization, the Target Equity/Income Portfolio, as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48 per share of consideration (the “Merger”). Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The first action, Edward S. Weisfelner, as Trustee of the LB Creditor Trust v. Morgan Stanley & Co., Inc., et. al., was initiated on October 22, 2010 (the “Creditor Trust Action”), in the Supreme Court of the State of New York in the County of New York but has subsequently been removed to the U.S. Bankruptcy Court for the Southern District of New York. The second action, Edward S. Weisfelner, as Trustee of the LB Litigation Trust v. Holmes TTEE, et. al., was initiated on December 23, 2010 (the “Litigation Trust Action”), in the U.S. Bankruptcy Court for the Southern District of New York. Both actions attempt to recover the proceeds paid out to the holders of Lyondell shares at the time of the 2007 merger. The value of the proceeds to the Portfolio totaled $1,772,400.

On January 4, 2012, the Fund was named in a second amended complaint in the Creditor Trust Action. On April 9, 2014, plaintiffs filed a third amended complaint. In response, on July 30, 2014, the defendant group, including the Fund, filed an omnibus motion to dismiss. The outcome of these proceedings on the Portfolio cannot be predicted.

As a result of the aforementioned reorganization involving the Target Equity/Income Portfolio, any future claims that may result from these complaints will be assumed by the S&P MidCap 400® Index Portfolio as the Survivor Portfolio. Management of the Fund continues to assess the cases and has not yet determined the potential effect, if any, on the net asset value of the S&P MidCap 400® Index Portfolio.

Also, in December 2007, the S&P 500® Index and Strategic Value Portfolios, shareholders of the Tribune Company, participated in a similar cash out merger in which shareholders received $34 per share of consideration. The value of the proceeds received by the S&P 500® Index and Strategic Value Portfolios was $37,910 and $384,200, respectively. The company subsequently filed for bankruptcy and several legal complaints have been initiated by groups of Tribune Company creditors seeking to recover, or clawback, proceeds received by shareholders based on fraudulent transfer claims (the “Tribune Bankruptcy”).

The first action, Official Committee of Unsecured Creditors of Tribune Company v. FitzSimons, et. al. (“FitzSimons”) was initiated on November 1, 2010 in the U.S. Bankruptcy Court for the District of Delaware. As a result of these proceedings, the Court agreed to allow individual creditors to file similar complaints in U.S. state courts. The Fund is specifically named in a complaint in the U.S. District Court, Southern District of Ohio, Western Division, Deutsche Bank Trust Company Americas, et. al. v. American Electric Power, et. al., that was initiated in June of 2011. The Fund, along with the Strategic Value Portfolio, is also named in a similar complaint in the U.S. District Court, Eastern District of Pennsylvania, Deutsche Bank Trust Company Americas, et. al. v. Ametek Inc. Employees Master Retirement Trust, et. al. These Tribune litigation actions have been consolidated into a single Multidistrict Litigation (“MDL”) in the U.S. District Court, Southern District of New York. Thereafter, certain defendants in the MDL, including the Fund, filed various motions to dismiss. On September 23, 2013, the Court granted the motion to dismiss the individual creditors’ state-law fraudulent conveyance claim. Subsequently, on January 6, 2017, the Court granted the motion to dismiss the Trustee’s actual fraudulent conveyance claim. With pending appeals, the outcome of these proceedings on the two Portfolios of the Fund cannot be predicted. Management of the Fund continues to assess litigation matters and any offers of settlement.

78

Item 2. Controls and Procedures.

(a)

The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ohio National Fund, Inc.

By (Signature and Title)	/s/ Michael J. DeWeirdt
Michael J. DeWeirdt
President (Principal Executive Officer)
Date November 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael J. DeWeirdt
Michael J. DeWeirdt
President (Principal Executive Officer)
Date November 14, 2017

By (Signature and Title)	/s/ R. Todd Brockman
R. Todd Brockman
Treasurer (Principal Financial Officer)
Date November 14, 2017